UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

Defiance Daily 2X Space ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily 2X Space ETF Ticker: SPCL (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily 2X Space ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/spcl. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily 2X Space ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily 2X Space ETF	$9	1.29%*

The Fund commenced operations April 7, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily 2X Space ETF - $10,770
S&P 500® Total Return Index - $10,900
11,000
10,000
04/07/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (4/7/2026)
Defiance Daily 2X Space ETF - at NAV	7.67%
S&P 500® Total Return Index	9.00%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/spcl for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (April 7, 2026) through April 30, 2026, SPCL had a NAV total return of 7.67%. SPCL seeks to deliver twice the daily performance of an index of pure-play space industry companies. The fund's very short operating history limits the available performance data.

What factors influenced performance?

Given its very brief operating history of approximately three weeks, SPCL's performance to date primarily reflects initial market conditions at launch and early investor positioning. The fund's underlying space sector index is broadly influenced by commercial launch activity, satellite deployment trends, government space program spending, and investor sentiment toward commercial space exploration companies.

Defiance Daily 2X Space ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$1,077
Number of Holdings	22
Total Advisory Fee	$1,009
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	35.2
First American Government Obligations Fund - Class X, 3.56%	11.0
AST SpaceMobile, Inc. Swap; Maturity Date: 05/10/2027	2.7
AST SpaceMobile, Inc. Swap; Maturity Date: 04/08/2033	2.6
EchoStar Corp. Swap; Maturity Date: 04/07/2033	1.5
EchoStar Corp. Swap; Maturity Date: 05/10/2027	1.1
Globalstar Inc. Swap; Maturity Date: 05/10/2027	1.1
Globalstar, Inc. Swap; Maturity Date: 07/07/2033	-1.0
Hexcel Corp. Swap; Maturity Date: 05/10/2027	0.9
Hexcel Corp. Swap; Maturity Date: 04/07/2033	-0.9

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/spcl .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance 2X Daily Long Pure Drone and Aerial Automation ETF Tailored Shareholder Report

annual shareholder report April 30, 2026 Defiance 2X Daily Long Pure Drone and Aerial Automation ETF Ticker: DRNL (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Defiance 2X Daily Long Pure Drone and Aerial Automation ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/drnl. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance 2X Daily Long Pure Drone and Aerial Automation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF	$24	1.86%*

The Fund commenced operations March 2, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance 2X Daily Long Pure Drone and Aerial Automation ETF - $5,758
S&P 500® Total Return Index - $10,494
11,000
10,000
9,000
8,000
7,000
6,000
5,000
03/02/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (3/2/2026)
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF - at NAV	-42.41%
S&P 500® Total Return Index	4.94%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/drnl for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (March 2, 2026) through April 30, 2026, DRNL had a NAV total return of -42.41%. DRNL seeks to deliver twice the daily performance of an index focused on drone and aerial automation companies. The fund's 2x leverage magnifies the daily movements of its underlying index.

What factors influenced performance?

Drone and aerial automation stocks were constrained by increasing development costs, fierce margin compression within the sector, and shareholder dilution. Regulatory developments limiting broader commercial drone operations, government procurement activity, and quarterly results from constituent companies shaped index performance that DRNL amplifies through its daily 2x leverage.

Defiance 2X Daily Long Pure Drone and Aerial Automation ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$115
Number of Holdings	13
Total Advisory Fee	$957
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	52.0
First American Government Obligations Fund - Class X, 3.56%	9.9
Unusual Machines, Inc. Swap; Maturity Date: 09/08/2028	2.7
Eve Holding, Inc. Swap; Maturity Date: 09/08/2028	2.3
Joby Aviation, Inc. Swap; Maturity Date: 09/08/2028	2.0
Ondas Holdings, Inc. Swap; Maturity Date: 09/08/2028	1.9
AeroVironment, Inc. Swap; Maturity Date: 09/08/2028	1.5
EHang Holdings, Ltd Swap; Maturity Date: 09/08/2028	-1.5
Archer Aviation, Inc. Swap: Maturity Date: 09/08/2028	1.4
Kratos Defense & Security Solutions, Inc. Swap; Maturity Date: 09/08/2028	-1.2

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/drnl .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long AMAT ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long AMAT ETF Ticker: AMA (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long AMAT ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/ama. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long AMAT ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long AMAT ETF	$0	0.00%*

The Fund commenced operations April 30, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long AMAT ETF - $10,000
S&P 500® Total Return Index - $10,000
10,000
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (4/30/2026)
Defiance Daily Target 2X Long AMAT ETF - at NAV	0.00%
S&P 500® Total Return Index	0.00%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/ama for more recent performance information.

How did the Fund perform last year and what influenced its performance?

With inception on April 30, 2026, AMA had a NAV total return of 0.00%. AMA seeks to deliver twice the daily performance of AMAT (Applied Materials, Inc.). Any fluctuations in AMAT's stock price are magnified in AMA due to its 2x daily leverage.

What factors influenced performance?

Due to the Fund’s launch late in the reporting period, there was minimal operating activity to analyze for the Defiance Daily Target 2X Long AMAT ETF. As a result, performance and portfolio activity for the period were limited and may not be representative of the Fund’s ongoing investment strategy or future results.

Defiance Daily Target 2X Long AMAT ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$1,000
Number of Holdings	3
Total Advisory Fee	$0
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
Applied Materials, Inc. Swap; Maturity Date: 11/30/2028	0.0
Applied Materials, Inc. Swap; Maturity Date: 05/01/2033	0.0
Applied Materials, Inc. Swap; Maturity Date: 07/10/2028	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/ama .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long ANET ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long ANET ETF Ticker: ANEL (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long ANET ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/anel. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long ANET ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long ANET ETF	$106	1.44%*

The Fund commenced operations September 3, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long ANET ETF - $12,192
S&P 500® Total Return Index - $11,266
13,000
12,000
11,000
10,000
9,000
8,000
7,000
6,000
09/03/2025
09/30/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (9/3/2025)
Defiance Daily Target 2X Long ANET ETF - at NAV	21.80%
S&P 500® Total Return Index	12.66%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/anel for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (September 3, 2025) through April 30, 2026, ANEL had a NAV total return of 21.80%. ANEL seeks to deliver twice the daily performance of ANET (Arista Networks, Inc.). Fluctuations in ANET's stock price are magnified in ANEL through its 2x daily leverage.

What factors influenced performance?

Arista Networks' performance was driven by strong demand for its data center networking solutions, particularly from hyperscale cloud customers building AI infrastructure. Revenue growth, margin trends, and competitive positioning in high-speed networking influenced investor sentiment. The broader AI infrastructure investment cycle and cloud capex spending trends by major technology companies provided significant tailwinds for ANET's stock.

Defiance Daily Target 2X Long ANET ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$6,336
Number of Holdings	6
Total Advisory Fee	$49,944
Portfolio Turnover	272%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
Arista Networks, Inc. Swap; Maturity Date: 09/08/2028	16.3
Arista Networks, Inc. Swap; Maturity Date: 01/11/2028	13.3
Arista Networks, Inc. Swap; Maturity Date: 09/14/2028	12.7
United States Treasury Bills	12.0
Arista Networks, Inc. Swap; Maturity Date: 02/01/2027	8.6
First American Government Obligations Fund - Class X, 3.56%	7.2

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/anel .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long AVAV ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long AVAV ETF Ticker: AVXX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long AVAV ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/avxx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long AVAV ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long AVAV ETF	$40	1.30%*

The Fund commenced operations October 23, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long Avav ETF - $1,890
S&P 500® Total Return Index - $10,764
11,000
10,000
9,000
8,000
7,000
6,000
5,000
4,000
3,000
2,000
1,000
10/23/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (10/23/2025)
Defiance Daily Target 2X Long AVAV ETF - at NAV	-81.10%
S&P 500® Total Return Index	7.64%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/avxx for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (October 23, 2025) through April 30, 2026, AVXX had a NAV total return of -81.10%. AVXX seeks to deliver twice the daily performance of AVAV (AeroVironment, Inc.). The fund's 2x leverage magnifies AVAV's daily stock movements in AVXX.

What factors influenced performance?

AeroVironment's stock performance was shaped by defense contract awards, demand for unmanned aerial systems (UAS) from the U.S. military and allied forces, and the growing role of drones in modern warfare. The company's product pipeline, including loitering munitions and tactical UAS platforms, and the broader defense spending environment influenced investor sentiment. Geopolitical developments affecting defense procurement drove episodic stock volatility.

Defiance Daily Target 2X Long AVAV ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$9,266
Number of Holdings	7
Total Advisory Fee	$37,629
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	18.0
First American Government Obligations Fund - Class X, 3.56%	4.7
AeroVironment, Inc., Swap; Maturity Date: 03/31/2033	3.3
AeroVironment, Inc., Swap; Maturity Date: 10/27/2028	3.0
AeroVironment, Inc., Swap; Maturity Date: 11/01/2028	2.7
AeroVironment, Inc., Swap; Maturity Date: 12/07/2027	0.1
AeroVironment, Inc., Swap; Maturity Date: 03/18/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/avxx .

Fund Changes

After the close of trading on The Nasdaq Stock Market, LLC on March 23, 2026, the Fund effected a 1:3 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long AVGO ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long AVGO ETF Ticker: AVGX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long AVGO ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/avgx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long AVGO ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long AVGO ETF	$146	1.30%

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long AVGO ETF - $31,731
S&P 500® Total Return Index - $13,101
35,000
32,500
30,000
27,500
25,000
22,500
20,000
17,500
15,000
12,500
10,000
7,500
5,000
08/21/2024
10/31/2024
01/31/2025
04/30/2025
07/31/2025
10/31/2025
01/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (8/21/2024)
Defiance Daily Target 2X Long AVGO ETF - at NAV	246.52%	98.00%
S&P 500® Total Return Index	31.05%	17.33%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/avgx for more recent performance information.

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, AVGX had a NAV total return of 246.52%. AVGX seeks to deliver twice the daily performance of AVGO (Broadcom Inc.). Fluctuations in AVGO's stock price are magnified in AVGX due to its leveraged structure.

What factors influenced performance?

Broadcom's performance was driven by strong demand for its custom AI accelerator chips and networking semiconductors, particularly from hyperscaler customers. The company's growing AI revenue, strategic acquisitions, and results from its VMware integration shaped investor sentiment. Broader semiconductor sector trends, interest rate movements, and macro conditions also contributed to stock volatility amplified through AVGX's 2x leverage.

Defiance Daily Target 2X Long AVGO ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$164,772
Number of Holdings	9
Total Advisory Fee	$1,902,746
Portfolio Turnover	34,201%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
Broadcom, Inc. Swap; Maturity Date: 10/03/2028	24.8
United States Treasury Bills	12.7
Broadcom, Inc. Swap; Maturity Date: 09/08/2028	9.0
Broadcom, Inc. Swap; Maturity Date: 01/31/2033	7.6
Broadcom, Inc. Swap; Maturity Date: 03/31/2033	6.9
Broadcom, Inc. Swap; Maturity Date: 12/14/2027	5.2
Broadcom, Inc. Swap; Maturity Date: 09/16/2028	4.4
Broadcom, Inc. Swap; Maturity Date: 05/03/2027	3.6
First American Government Obligations Fund - Class X, 3.56%	1.4

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/avgx .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long B ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long B ETF Ticker: BU (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long B ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/bu. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long B ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long B ETF	$63	1.45%*

The Fund commenced operations November 18, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long B ETF - $9,396
S&P 500® Total Return Index - $10,951
17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
11/18/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (11/18/2025)
Defiance Daily Target 2X Long B ETF - at NAV	-6.15%
S&P 500® Total Return Index	9.51%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/bu for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (November 18, 2025) through April 30, 2026, BU had a NAV total return of -6.15%. BU seeks to deliver twice the daily performance of B (Barrick Mining Corp.). The fund's 2x leverage magnifies B's daily stock movements in BU.

The Fund ceased trading on The Nasdaq Stock Market, LLC and was closed to Investors as of the close of regular trading on June 8, 2026. Liquidation ensued on June 12, 2026.

What factors influenced performance?

Barrick Mining’s stock performance was influenced by gold and copper price movements, production trends across its global mining operations, and progress on strategic growth initiatives. Investor sentiment was driven by operational performance, capital allocation decisions, and developments related to its planned North American asset IPO. Broader macroeconomic conditions, including inflation expectations, interest rate policy, and demand for precious metals contributed to stock volatility amplified through BU's 2x leverage.

Defiance Daily Target 2X Long B ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$563
Number of Holdings	7
Total Advisory Fee	$7,282
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.56%	25.6
United States Treasury Bills	16.0
Barrick Mining Corp. Swap; Maturity Date: 01/11/2028	2.1
Barrick Mining Corp. Swap; Maturity Date: 12/01/2026	1.2
Barrick Mining Corp. Swap; Maturity Date: 01/11/2027	-1.0
Barrick Mining Corp. Swap; Maturity Date: 11/17/2028	1.0
Barrick Mining Corp. Swap; Maturity Date: 03/31/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/bu .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long Copper Miners ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long Copper Miners ETF Ticker: COPZ (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long Copper Miners ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/copz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long Copper Miners ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long Copper Miners ETF	$44	0.97%*

The Fund commenced operations February 17, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long Miners Copper ETF - $8,017
S&P 500® Total Return Index - $10,558
13,000
12,000
11,000
10,000
9,000
8,000
7,000
02/17/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (2/17/2026)
Defiance Daily Target 2X Long Copper Miners ETF - at NAV	-19.80%
S&P 500® Total Return Index	5.58%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/copz for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (February 17, 2026) through April 30, 2026, COPZ had a NAV total return of -19.80%. COPZ seeks to deliver twice the daily performance of an index of copper mining companies. The fund's 2x leverage magnifies the daily movements of its underlying index.

What factors influenced performance?

Copper mining stocks were influenced by global copper prices, which are sensitive to industrial demand trends—particularly from electric vehicle production, renewable energy infrastructure, and construction activity. Supply-side dynamics including mine production levels, labor disputes, and geopolitical risks in key copper-producing regions such as Chile and Peru affected stock performance. The fund's compounding effects over the holding period caused returns to deviate from a simple 2x multiple.

Defiance Daily Target 2X Long Copper Miners ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$3,688
Number of Holdings	7
Total Advisory Fee	$4,734
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	21.4
First American Government Obligations Fund - Class X, 3.56%	11.3
Global X Copper Miners ETF Swap; Maturity Date: 09/08/2028	5.5
Global X Copper Miners ETF Swap; Maturity Date: 02/16/2029	5.0
Global X Copper Miners ETF Swap; Maturity Date: 03/28/2028	2.0
Global X Copper Miners ETF Swap; Maturity Date: 03/31/2033	0.3
Global X Copper Miners ETF Swap; Maturity Date: 01/31/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/copz .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long CVNA ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long CVNA ETF Ticker: CVNX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long CVNA ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/cvnx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long CVNA ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long CVNA ETF	$122	1.35%*

The Fund commenced operations May 28, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long CVNA ETF - $9,456
S&P 500® Total Return Index - $12,379
14,000
13,000
12,000
11,000
10,000
9,000
8,000
7,000
6,000
05/28/2025
06/30/2025
08/31/2025
10/31/2025
12/31/2025
02/28/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (5/28/2025)
Defiance Daily Target 2X Long CVNA ETF - at NAV	-5.46%
S&P 500® Total Return Index	23.79%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/cvnx for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (May 28, 2025) through April 30, 2026, CVNX had a NAV total return of -5.46%. CVNX seeks to deliver twice the daily performance of CVNA (Carvana Co.). Fluctuations in CVNA's stock price are magnified in CVNX through its 2x daily leverage.

What factors influenced performance?

Carvana's stock performance was shaped by used car market conditions, the company's unit economics, and its progress managing debt obligations. Broader consumer spending trends, interest rates affecting auto financing, and competitive dynamics in online used car retail drove investor sentiment. The fund's compounding effects over the holding period caused returns to deviate from a simple 2x multiple of CVNA's cumulative return.

Defiance Daily Target 2X Long CVNA ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$4,065
Number of Holdings	7
Total Advisory Fee	$39,050
Portfolio Turnover	16,967%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
Carvana Co. Swap; Maturity Date: 03/18/2033	12.4
Carvana Co. Swap; Maturity Date: 11/16/2027	10.0
United States Treasury Bills	9.3
Carvana Co. Swap; Maturity Date: 09/08/2028	7.6
Carvana Co. Swap; Maturity Date: 06/26/2026	7.5
Carvana Co. Swap; Maturity Date: 03/31/2033	7.0
First American Government Obligations Fund - Class X, 3.56%	4.1

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/cvnx .

Fund Changes

The Fund ceased trading on The Nasdaq Stock Market, LLC and was closed to Investors as of the close of regular trading on June 8, 2026. Liquidation ensued on June 12, 2026.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long DKNG ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long DKNG ETF Ticker: DKNX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long DKNG ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/dknx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long DKNG ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long DKNG ETF	$58	1.31%*

The Fund commenced operations July 30, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long DKNG ETF - $1,843
S&P 500® Total Return Index - $11,434
12,000
11,000
10,000
9,000
8,000
7,000
6,000
5,000
4,000
3,000
2,000
1,000
08/31/2025
09/30/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (7/30/2025)
Defiance Daily Target 2X Long DKNG ETF - at NAV	-81.57%
S&P 500® Total Return Index	14.34%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/dknx for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (July 30, 2025) through April 30, 2026, DKNX had a NAV total return of -81.57%. DKNX seeks to deliver twice the daily performance of DKNG (DraftKings Inc.). The fund's 2x leverage magnifies DKNG's daily stock movements in DKNX.

What factors influenced performance?

DraftKings' performance was shaped by sports betting handle growth, state-by-state regulatory expansion of legal sports wagering, and competitive dynamics within the online gambling industry. Quarterly results, user acquisition costs, and the company's path to profitability influenced investor sentiment. Broader market conditions and legislative developments in online gambling regulation added to stock volatility.

Defiance Daily Target 2X Long DKNG ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$5,085
Number of Holdings	8
Total Advisory Fee	$50,764
Portfolio Turnover	1,984%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	21.8
First American Government Obligations Fund - Class X, 3.56%	8.2
DraftKings, Inc. Swap; Maturity Date: 09/15/2026	3.0
DraftKings, Inc. Swap; Maturity Date: 01/23/2029	2.6
DraftKings, Inc. Swap; Maturity Date: 03/18/2033	1.8
DraftKings, Inc. Swap; Maturity Date: 09/04/2026	1.3
DraftKings, Inc. Swap; Maturity Date: 03/31/2033	0.9
DraftKings, Inc. Swap; Maturity Date: 01/25/2028	0.6

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/dknx .

Fund Changes

After the close of trading on The Nasdaq Stock Market, LLC. on March 20, 2026, the Fund effected a 1:5 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long HIMS ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long HIMS ETF Ticker: HIMZ (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long HIMS ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/himz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long HIMS ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long HIMS ETF	$77	1.32%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long HIMS ETF - $1,313
S&P 500® Total Return Index - $13,055
22,000
20,000
18,000
16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
03/12/2025
04/30/2025
06/30/2025
08/31/2025
10/31/2025
12/31/2025
02/28/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (3/12/2025)
Defiance Daily Target 2X Long HIMS ETF - at NAV	-83.18%	-83.18%
S&P 500® Total Return Index	31.05%	26.50%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/himz for more recent performance information.

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, HIMZ had a NAV total return of -83.18%. HIMZ seeks to deliver twice the daily performance of HIMS (Hims & Hers Health, Inc.). The fund's 2x leverage means that over periods longer than a day, compounding effects can lead to returns that deviate significantly from the expected multiple.

What factors influenced performance?

Hims & Hers Health's stock was shaped by regulatory developments around compounded GLP-1 medications, competitive pressures from traditional pharmaceutical companies, and the company's strategic pivots toward personalized treatment offerings. Revenue growth, subscriber metrics, and management's ability to adapt to the evolving telehealth and pharmaceutical regulatory landscape were key drivers of stock volatility.

Defiance Daily Target 2X Long HIMS ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$157,282
Number of Holdings	10
Total Advisory Fee	$1,596,613
Portfolio Turnover	33,431%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	14.4
Hims & Hers Health, Inc. Swap; Maturity Date: 09/08/2028	10.4
Hims & Hers Health, Inc. Swap; Maturity Date: 02/01/2027	10.2
Hims & Hers Health, Inc. Swap; Maturity Date: 01/11/2028	10.0
Hims & Hers Health, Inc. Swap; Maturity Date: 03/31/2033	9.6
Hims & Hers Health, Inc. Swap; Maturity Date: 10/01/2026	9.4
Hims & Hers Health, Inc. Swap; Maturity Date: 10/01/2026	8.3
Hims & Hers Health, Inc. Swap; Maturity Date: 03/18/2033	5.0
First American Government Obligations Fund - Class X, 3.56%	2.1
Hims & Hers Health, Inc. Swap; Maturity Date: 04/14/2031	1.1

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/himz .

Fund Changes

After the close of trading on The Nasdaq Stock Market, LLC. on March 19, 2026, the Fund effected a 1:14 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long HOOD ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long HOOD ETF Ticker: HOOX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long HOOD ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/hoox. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long HOOD ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long HOOD ETF	$71	1.31%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long HOOD ETF - $15,177
S&P 500® Total Return Index - $13,014
100,000
90,000
80,000
70,000
60,000
50,000
40,000
30,000
20,000
10,000
0
03/18/2025
04/30/2025
06/30/2025
08/31/2025
10/31/2025
12/31/2025
02/28/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (3/18/2025)
Defiance Daily Target 2X Long HOOD ETF - at NAV	15.62%	45.24%
S&P 500® Total Return Index	31.05%	26.58%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/hoox for more recent performance information.

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, HOOX had a NAV total return of 15.62%. HOOX seeks to deliver twice the daily performance of HOOD (Robinhood Markets, Inc.). Any fluctuations in HOOD's stock price are magnified in HOOX through its 2x daily leverage.

What factors influenced performance?

Robinhood's stock performance was influenced by retail trading volumes sensitive to broader market volatility and investor engagement levels. The company's expansion into new products including credit cards, retirement accounts, and international markets, along with the regulatory environment for retail brokerage and cryptocurrency trading, shaped investor sentiment.

Defiance Daily Target 2X Long HOOD ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$14,835
Number of Holdings	8
Total Advisory Fee	$224,272
Portfolio Turnover	32,932%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	21.0
First American Government Obligations Fund - Class X, 3.56%	4.1
Robinhood Markets, Inc. Swap; Maturity Date: 02/02/2029	1.9
Robinhood Markets, Inc. Swap; Maturity Date: 10/01/2026	0.9
Robinhood Markets, Inc. Swap; Maturity Date: 03/18/2033	0.9
Robinhood Markets, Inc. Swap; Maturity Date: 09/08/2028	0.7
Robinhood Markets, Inc. Swap; Maturity Date: 03/31/2033	0.0
Robinhood Markets, Inc. Swap; Maturity Date: 11/16/2027	-0.2

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/hoox .

Fund Changes

After the close of trading on NYSE Arca, Inc. on March 19, 2026, the Fund effected a 1:3 reverse split of its issued and outstanding shares.

After the close of trading on NYSE Arca, Inc. on December 8, 2025, the Fund effected a 4:1 forward split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long IONQ ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long IONQ ETF Ticker: IONX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long IONQ ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/ionx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long IONQ ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long IONQ ETF	$66	1.37%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long IONQ ETF - $15,585
S&P 500® Total Return Index - $13,119
60,000
50,000
40,000
30,000
20,000
10,000
0
03/11/2025
04/30/2025
06/30/2025
08/31/2025
10/31/2025
12/31/2025
02/28/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (3/11/25)
Defiance Daily Target 2X Long IONQ ETF - at NAV	-9.68%	47.74%
S&P 500® Total Return Index	31.05%	26.97%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/ionx for more recent performance information.

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, IONX had a NAV total return of -9.68%. IONX seeks to deliver twice the daily performance of IONQ (IonQ, Inc.). High volatility in IONQ's stock can exacerbate compounding effects, leading to greater divergence from the expected 2x multiple over time.

What factors influenced performance?

IONQ's stock was influenced by developments in the commercial quantum computing market, including new customer contracts, government initiatives, and technology milestones. Skepticism from industry peers regarding near-term quantum computing viability was balanced against strategic investments and insider confidence. Quarterly financial results and revenue growth relative to expectations drove episodic volatility amplified through IONX's leveraged structure.

Defiance Daily Target 2X Long IONQ ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$288,070
Number of Holdings	10
Total Advisory Fee	$1,885,789
Portfolio Turnover	33,055%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
IonQ, Inc. Swap; Maturity Date: 03/18/2033	14.0
IonQ, Inc. Swap; Maturity Date: 11/23/2027	13.0
United States Treasury Bills	9.9
IonQ, Inc. Swap; Maturity Date: 03/31/2033	8.2
First American Government Obligations Fund - Class X, 3.56%	8.1
IonQ, Inc. Swap; Maturity Date: 02/02/2029	8.0
IonQ, Inc. Swap; Maturity Date: 09/08/2028	7.9
IonQ, Inc. Swap; Maturity Date: 01/31/2033	7.9
IonQ, Inc. Swap; Maturity Date: 07/01/2027	6.0
IonQ, Inc. Swap; Maturity Date: 04/14/2031	1.1

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/ionx .

Fund Changes

After the close of trading on The Nasdaq Stock Market LLC. on March 19, 2026, the Fund effected a 1:3 reverse split of its issued and outstanding shares.

After the close of trading on The Nasdaq Stock Market LLC.. on December 8, 2025, the Fund effected a 2:1 forward split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long IREN ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long IREN ETF Ticker: IRE (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long IREN ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/ire. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long IREN ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long IREN ETF	$45	1.35%*

The Fund commenced operations October 20, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long IREN ETF - $2,669
S&P 500® Total Return Index - $10,770
11,000
10,000
9,000
8,000
7,000
6,000
5,000
4,000
3,000
2,000
1,000
10/20/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (10/20/2025)
Defiance Daily Target 2X Long IREN ETF - at NAV	-73.32%
S&P 500® Total Return Index	7.70%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/ire for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (October 20, 2025) through April 30, 2026, IRE had a NAV total return of -73.32%. IRE seeks to deliver twice the daily performance of IREN (IREN Limited, formerly Iris Energy). The fund's 2x leverage magnifies IREN's daily stock movements in IRE.

What factors influenced performance?

IREN's stock performance was driven by Bitcoin mining economics including Bitcoin price levels, network difficulty, and the post-halving impact on mining profitability. The company's expansion into AI cloud computing services using its high-performance computing infrastructure provided an additional revenue driver. Energy costs, hash rate growth, and broader cryptocurrency market sentiment influenced stock volatility amplified through IRE's 2x leverage.

Defiance Daily Target 2X Long IREN ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$311,599
Number of Holdings	10
Total Advisory Fee	$1,617,103
Portfolio Turnover	80%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
IREN Limited Swap; Maturity Date: 11/23/2027	12.3
United States Treasury Bills	9.7
IREN Limited Swap; Maturity Date: 10/19/2028	9.4
IREN Limited Swap; Maturity Date: 11/01/2028	9.3
IREN Limited Swap; Maturity Date: 01/31/2033	8.2
IREN Limited Swap; Maturity Date: 03/18/2033	8.0
First American Government Obligations Fund - Class X, 3.56%	2.4
IREN Limited Swap; Maturity Date: 02/01/2028	2.2
IREN Limited Swap; Maturity Date: 03/31/2033	1.4
IREN Limited Swap; Maturity Date: 04/14/2031	-0.1

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/ire .

Fund Changes

After the close of trading on NYSE Arca, Inc. on March 20, 2026, the Fund effected a 1:4 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long KEEL ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long KEEL ETF Ticker: KEEX (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long KEEL ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/keex. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long KEEL ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long KEEL ETF	$44	1.35%*

The Fund commenced operations December 29, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long KEEL ETF - $9,532
S&P 500® Total Return Index - $10,479
11,000
10,000
9,000
8,000
7,000
6,000
5,000
4,000
12/29/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (12/29/2025)
Defiance Daily Target 2X Long KEEL ETF - at NAV	-4.71%
S&P 500® Total Return Index	4.79%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/keex for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (December 29, 2025) through April 30, 2026, KEEX had a NAV total return of -4.71%. KEEX seeks to deliver twice the daily performance of KEEL (Keel Infrastructure Corp.). The fund's 2x leverage magnifies KEEL's daily stock movements in KEEX.

What factors influenced performance?

The underlying stock's performance was shaped by company-specific developments, financial results, and broader sector dynamics relevant to its business operations. The fund's 2x daily leverage reset means that performance over periods longer than one day will deviate from a simple 2x multiple of the underlying stock's cumulative return, particularly during periods of elevated volatility.

Defiance Daily Target 2X Long KEEL ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$3,811
Number of Holdings	7
Total Advisory Fee	$6,491
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
Keel Infrastructure Corp. Swap; Maturity Date: 01/31/2033	7.5
Keel Infrastructure Corp. Swap; Maturity Date: 02/08/2028	7.3
Keel Infrastructure Corp. Swap; Maturity Date: 09/08/2028	6.9
United States Treasury Bills	6.3
Keel Infrastructure Corp. Swap; Maturity Date: 12/28/2028	1.5
First American Government Obligations Fund - Class X, 3.56%	1.5
Keel Infrastructure Corp. Swap; Maturity Date: 04/29/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/keex .

Fund Changes

After the close of trading on Cboe BZX Exchange, Inc. on March 20, 2026, the Fund effected a 1:2 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long LLY ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long LLY ETF Ticker: LLYX (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long LLY ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/llyx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long LLY ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long LLY ETF	$67	1.48%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long LLY ETF - $8,955
S&P 500® Total Return Index - $14,176
17,500
15,000
12,500
10,000
7,500
5,000
08/07/2024
10/31/2024
01/31/2025
04/30/2025
07/31/2025
10/31/2025
01/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (8/7/2024)
Defiance Daily Target 2X Long LLY ETF - at NAV	-19.45%	-6.19%
S&P 500® Total Return Index	31.05%	22.37%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/llyx for more recent performance information.

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, LLYX had a NAV total return of -19.45%. LLYX seeks to deliver twice the daily performance of LLY (Eli Lilly and Company). Any fluctuations in LLY's stock price are magnified in LLYX due to its 2x daily leverage.

What factors influenced performance?

Eli Lilly's stock performance was driven by continued momentum in its weight-loss and diabetes drug portfolio, including tirzepatide (Mounjaro/Zepbound). Financial results, pipeline developments, and competitive dynamics within the GLP-1 drug market influenced investor sentiment throughout the fiscal year. Broader healthcare sector trends and macroeconomic conditions also affected LLY's valuation.

Defiance Daily Target 2X Long LLY ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$66,670
Number of Holdings	8
Total Advisory Fee	$653,222
Portfolio Turnover	28,390%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	32.7
First American Government Obligations Fund - Class X, 3.56%	10.6
Eli Lilly & Co. Swap; Maturity Date: 09/08/2028	5.7
Eli Lilly & Co. Swap; Maturity Date: 10/16/2028	4.2
Eli Lilly & Co. Swap; Maturity Date: 10/14/2028	4.1
Eli Lilly & Co. Swap; Maturity Date: 03/31/2033	2.6
Eli Lilly & Co. Swap; Maturity Date: 10/29/2026	2.2
Eli Lilly & Co. Swap; Maturity Date: 10/01/2026	1.6

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/llyx .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long LMND ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long LMND ETF Ticker: LMNX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long LMND ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/lmnx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long LMND ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long LMND ETF	$65	1.42%*

The Fund commenced operations October 15, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long LMND ETF - $6,868
S&P 500® Total Return Index - $10,874
22,000
20,000
18,000
16,000
14,000
12,000
10,000
8,000
6,000
10/15/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (10/15/25)
Defiance Daily Target 2X Long LMND ETF - at NAV	-31.34%
S&P 500® Total Return Index	8.74%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/lmnx for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (October 15, 2025) through April 30, 2026, LMNX had a NAV total return of -31.34%. LMNX seeks to deliver twice the daily performance of LMND (Lemonade, Inc.). The fund's 2x daily leverage magnifies both gains and losses relative to LMND's daily stock movements.

What factors influenced performance?

Lemonade's stock performance was shaped by its growth in insurance premiums, loss ratio improvements, and the company's path toward profitability in its AI-driven insurance model. Competitive dynamics in the insurtech space, broader interest rate impacts on insurance pricing, and quarterly financial results relative to investor expectations drove stock volatility amplified through LMNX's leveraged structure.

Defiance Daily Target 2X Long LMND ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$5,768
Number of Holdings	8
Total Advisory Fee	$32,254
Portfolio Turnover	124%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	12.6
First American Government Obligations Fund - Class X, 3.56%	6.1
Lemonade, Inc. Swap; Maturity Date: 10/20/2028	3.0
Lemonade, Inc. Swap; Maturity Date: 09/08/2028	2.9
Lemonade, Inc. Swap; Maturity Date: 01/04/2028	2.8
Lemonade, Inc. Swap; Maturity Date: 03/31/2033	2.7
Lemonade, Inc. Swap; Maturity Date: 03/18/2033	0.0
Lemonade, Inc. Swap; Maturity Date: 01/31/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/lmnx .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long LUNR ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long LUNR ETF Ticker: LUNL (Listed on Cboe BZX Exchange, Inc..)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long LUNR ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/lunl. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long LUNR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long LUNR ETF	$40	1.34%*

The Fund commenced operations January 12, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long LUNR ETF - $9,770
S&P 500® Total Return Index - $10,366
11,000
10,000
9,000
8,000
7,000
6,000
5,000
01/12/2026
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (1/12/2026)
Defiance Daily Target 2X Long LUNR ETF - at NAV	-2.31%
S&P 500® Total Return Index	3.66%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/lunl for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (January 12, 2026) through April 30, 2026, LUNL had a NAV total return of -2.31%. LUNL seeks to deliver twice the daily performance of LUNR (Intuitive Machines, Inc.). The fund's 2x leverage magnifies LUNR's daily stock movements in LUNL.

What factors influenced performance?

Intuitive Machines' stock was driven by NASA contract activity under the Commercial Lunar Payload Services (CLPS) program, mission outcomes, and the company's positioning in lunar logistics and infrastructure. Broader investor sentiment toward commercial space exploration and government spending on lunar programs influenced stock performance. Mission announcements and outcomes drove episodic volatility amplified through LUNL's 2x leverage.

Defiance Daily Target 2X Long LUNR ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$45,524
Number of Holdings	8
Total Advisory Fee	$41,819
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
Intuitive Machines, Inc. Swap; Maturity Date: 01/31/2033	6.0
Intuitive Machines, Inc. Swap; Maturity Date: 02/22/2028	4.8
Intuitive Machines, Inc. Swap; Maturity Date: 09/08/2028	4.7
First American Government Obligations Fund - Class X, 3.56%	4.2
Intuitive Machines, Inc. Swap; Maturity Date: 01/12/2029	2.3
United States Treasury Bills	1.7
Intuitive Machines, Inc. Swap; Maturity Date: 03/30/2033	0.0*
Intuitive Machines, Inc. Swap; Maturity Date: 04/29/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

*	Less than 0.05%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/lunl .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long MP ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long MP ETF Ticker: MPL (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long MP ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/mpl. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long MP ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long MP ETF	$100	2.68%*

The Fund commenced operations October 20, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long MP ETF - $4,167
S&P 500® Total Return Index - $10,770
11,000
10,000
9,000
8,000
7,000
6,000
5,000
4,000
3,000
2,000
10/20/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (10/20/25)
Defiance Daily Target 2X Long MP ETF - at NAV	-58.35%
S&P 500® Total Return Index	7.70%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/mpl for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (October 20, 2025) through April 30, 2026, MPL had a NAV total return of -58.35%. MPL seeks to deliver twice the daily performance of MP (MP Materials Corp.). The fund's 2x daily leverage magnifies both gains and losses relative to MP's daily stock movements.

What factors influenced performance?

MP Materials' stock performance was influenced by rare earth element pricing dynamics, the company's progress expanding its processing and magnet manufacturing capabilities, and the strategic importance of domestic rare earth supply chains for defense and clean energy applications. U.S. government policy supporting critical minerals production and competitive dynamics with international rare earth producers shaped investor sentiment.

Defiance Daily Target 2X Long MP ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$5,665
Number of Holdings	7
Total Advisory Fee	$46,364
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	12.3
MP Materials Corp. Swap; Maturity Date: 03/31/2033	9.4
MP Materials Corp. Swap; Maturity Date: 11/01/2028	7.6
MP Materials Corp. Swap; Maturity Date: 10/25/2028	7.4
MP Materials Corp. Swap; Maturity Date: 11/23/2027	7.3
First American Government Obligations Fund - Class X, 3.56%	5.4
MP Materials Corp. Swap; Maturity Date: 03/18/2033	5.4

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/mpl .

Fund Changes

After the close of trading on NYSE Arca, Inc. on March 20, 2026, the Fund effected a 1:3 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long MRNA ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long MRNA ETF Ticker: MRNX (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long MRNA ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/mrnx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long MRNA ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long MRNA ETF	$33	1.34%*

The Fund commenced operations February 3, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long MRNA ETF - $10,400
S&P 500® Total Return Index - $10,451
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
02/03/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (2/3/2026)
Defiance Daily Target 2X Long MRNA ETF - at NAV	3.96%
S&P 500® Total Return Index	4.51%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/mrnx for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (February 3, 2026) through April 30, 2026, MRNX had a NAV total return of 3.96%. MRNX seeks to deliver twice the daily performance of MRNA (Moderna, Inc.). The fund's 2x leverage magnifies MRNA's daily stock movements in MRNX.

What factors influenced performance?

Moderna's stock performance was shaped by mRNA vaccine and therapeutic pipeline developments, including respiratory vaccine portfolio updates, oncology program progress, and revenue trends from its COVID-19 vaccine franchise. Competitive dynamics with Pfizer/BioNTech in respiratory vaccines and the broader pharmaceutical pipeline investor sentiment influenced stock movements. Clinical trial results and regulatory updates drove episodic volatility amplified through MRNX's leveraged structure.

Defiance Daily Target 2X Long MRNA ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$416
Number of Holdings	6
Total Advisory Fee	$3,046
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	21.6
Moderna, Inc. Swap; Maturity Date: 03/07/2028	6.4
First American Government Obligations Fund - Class X, 3.56%	4.3
Moderna, Inc. Swap; Maturity Date: 03/31/2033	4.0
Moderna, Inc. Swap; Maturity Date: 02/02/2029	0.3
Moderna, Inc. Swap; Maturity Date: 09/08/2028	0.2

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/mrnx .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long MSTR ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long MSTR ETF Ticker: MSTX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long MSTR ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/mstx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long MSTR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long MSTR ETF	$70	1.30%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long MSTR ETF - $2,266
S&P 500® Total Return Index - $13,507
50,000
40,000
30,000
20,000
10,000
0
08/14/2024
10/31/2024
01/31/2025
04/30/2025
07/31/2025
10/31/2025
01/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (8/14/2024)
Defiance Daily Target 2X Long MSTR ETF - at NAV	-91.79%	-58.04%
S&P 500® Total Return Index	31.05%	19.23%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/mstx for more recent performance information.

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, MSTX had a NAV total return of -91.79%. MSTX seeks to deliver twice the daily performance of MSTR (Strategy, Inc., formerly MicroStrategy). The fund's returns are closely tied to Bitcoin's price movements via MSTR's Bitcoin holdings.

What factors influenced performance?

Strategy's continued Bitcoin accumulation, fluctuations in Bitcoin's price, and broader cryptocurrency market sentiment were the primary performance drivers. The company's capital markets activity and regulatory developments in the digital asset space also influenced MSTR's stock. The daily leverage and volatility drag from compounding added meaningful deviation from a simple 2x multiple over the full year.

Defiance Daily Target 2X Long MSTR ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$377,369
Number of Holdings	9
Total Advisory Fee	$8,912,516
Portfolio Turnover	3,157%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
Strategy, Inc. Swap; Maturity Date: 10/05/2026	10.5
Strategy, Inc. Swap; Maturity Date: 11/08/2027	9.4
United States Treasury Bills	8.4
Strategy, Inc. Swap; Maturity Date: 09/22/2028	8.1
Strategy, Inc. Swap; Maturity Date: 03/18/2033	6.2
First American Government Obligations Fund - Class X, 3.56%	6.1
Strategy, Inc. Swap; Maturity Date: 10/01/2026	4.8
Strategy, Inc. Swap; Maturity Date: 01/31/2033	3.4
Dreyfus Government Cash Management - Class Institutional, 3.52%	0.0*

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/mstx .

Fund Changes

After the close of trading on The Nasdaq Stock Market, LLC on March 19, 2026, the Fund effected a 1:10 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long NOK ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long NOK ETF Ticker: LNOK (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long NOK ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/lnok. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long NOK ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long NOK ETF	$183	1.30%*

The Fund commenced operations January 20, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long NOK ETF - $35,918
S&P 500® Total Return Index - $10,640
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
01/20/2026
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (1/20/2026)
Defiance Daily Target 2X Long NOK ETF - at NAV	259.08%
S&P 500® Total Return Index	6.40%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/lnok for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (January 20, 2026) through April 30, 2026, LNOK had a NAV total return of 259.08%. LNOK seeks to deliver twice the daily performance of NOK (Nokia Corporation). The fund's 2x leverage magnifies NOK's daily stock movements in LNOK.

What factors influenced performance?

Nokia's stock performance was shaped by demand for its network infrastructure equipment, including 5G Radio Access Network (RAN) buildout activity, enterprise private networks, and government broadband initiatives. Competitive dynamics versus Ericsson and Huawei in global telecom equipment markets, quarterly financial results, and strategic restructuring progress influenced investor sentiment. The fund's compounding effects caused returns to deviate from a simple 2x multiple over the holding period.

Defiance Daily Target 2X Long NOK ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$26,572
Number of Holdings	6
Total Advisory Fee	$11,404
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	11.1
First American Government Obligations Fund - Class X, 3.56%	10.6
Nokia Oyj Swap; Maturity Date: 03/31/2033	9.9
Nokia Oyj Swap; Maturity Date: 02/22/2028	8.2
Nokia Oyj Swap; Maturity Date: 09/08/2028	7.6
Nokia Oyj Swap; Maturity Date: 01/19/2029	6.9

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/lnok .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long NVO ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long NVO ETF Ticker: NVOX (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long NVO ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/nvox. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long NVO ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long NVO ETF	$82	1.30%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long NVO ETF - $817
S&P 500® Total Return Index - $12,132
12,500
10,000
7,500
5,000
2,500
0
12/02/2024
01/31/2025
03/31/2025
05/31/2025
07/31/2025
09/30/2025
11/30/2025
01/31/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (12/2/2024)
Defiance Daily Target 2X Long NVO ETF - at NAV	-73.92%	-83.11%
S&P 500® Total Return Index	31.05%	14.71%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/nvox for more recent performance information.

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, NVOX had a NAV total return of -73.92%. NVOX seeks to deliver twice the daily performance of NVO (Novo Nordisk A/S). The fund's daily leverage reset means performance over multi-day periods will deviate from a simple 2x multiple, particularly in volatile markets.

What factors influenced performance?

Novo Nordisk's stock was influenced by competitive pressures in the GLP-1 weight-loss drug market, pipeline updates for next-generation obesity treatments, and clinical trial outcomes. Leadership transitions, U.S. pricing and regulatory dynamics for obesity drugs, and quarterly financial results affected investor confidence. Volatility drag from daily compounding further amplified these fluctuations on NVOX's returns.

Defiance Daily Target 2X Long NVO ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$45,208
Number of Holdings	9
Total Advisory Fee	$735,069
Portfolio Turnover	1,643%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	18.3
First American Government Obligations Fund - Class X, 3.56%	9.9
Novo Nordisk A/S Swap; Maturity Date: 10/06/2026	9.2
Novo Nordisk A/S Swap; Maturity Date: 03/31/2033	2.6
Novo Nordisk A/S Swap; Maturity Date: 09/28/2028	2.5
Novo Nordisk A/S Swap; Maturity Date: 08/25/2026	2.4
Novo Nordisk A/S Swap; Maturity Date: 01/31/2033	2.3
Novo Nordisk A/S Swap; Maturity Date: 12/31/2026	1.5
Novo Nordisk A/S Swap; Maturity Date: 09/24/2026	-0.1

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/nvox .

Fund Changes

After the close of trading on NYSE Arca, inc. on December 8, 2025, the Fund effected a 1:8 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long OKLO ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long OKLO ETF Ticker: OKLL (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long OKLO ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/okll. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long OKLO ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long OKLO ETF	$97	1.45%*

The Fund commenced operations June 23, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long OKLO ETF - $5,723
S&P 500® Total Return Index - $12,085
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
06/23/2025
06/30/2025
07/31/2025
08/31/2025
09/30/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (6/23/2025)
Defiance Daily Target 2X Long OKLO ETF - at NAV	-42.78%
S&P 500® Total Return Index	20.85%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/okll for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (June 23, 2025) through April 30, 2026, OKLL had a NAV total return of -42.78%. OKLL seeks to deliver twice the daily performance of OKLO (Oklo Inc.). Fluctuations in OKLO's stock price are magnified in OKLL due to its leveraged structure.

What factors influenced performance?

Oklo's stock performance was influenced by regulatory progress on its advanced fission reactor applications, partnerships with data center and AI infrastructure customers, and broader investor interest in nuclear energy as a clean power source. Government policy toward advanced nuclear technologies and the competitive landscape in next-generation nuclear power development drove stock volatility amplified through OKLL's 2x leverage.

Defiance Daily Target 2X Long OKLO ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$300,821
Number of Holdings	9
Total Advisory Fee	$1,404,461
Portfolio Turnover	55,886%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	7.6
Oklo, Inc. Swap; Maturity Date: 01/25/2028	7.3
Oklo, Inc. Swap; Maturity Date: 09/23/2026	6.8
Oklo, Inc. Swap; Maturity Date: 03/18/2033	6.8
Oklo, Inc. Swap; Maturity Date: 07/23/2026	5.9
Oklo, Inc. Swap; Maturity Date: 03/31/2033	5.6
Oklo, Inc. Swap; Maturity Date: 01/31/2033	5.5
Oklo, Inc. Swap; Maturity Date: 12/01/2026	4.3
First American Government Obligations Fund - Class X, 3.56%	4.2

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/okll .

Fund Changes

After the close of trading on The Nasdaq Stock Market, LLC on March 23, 2026, the Fund effected a 1:7 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long ONDS ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long ONDS ETF Ticker: ONDL (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long ONDS ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/ondl. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long ONDS ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long ONDS ETF	$42	1.32%*

The Fund commenced operations December 29, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long ONDS ETF - $8,668
S&P 500® Total Return Index - $10,479
14,000
13,000
12,000
11,000
10,000
9,000
8,000
7,000
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (12/29/2025)
Defiance Daily Target 2X Long ONDS ETF - at NAV	-13.30%
S&P 500® Total Return Index	4.79%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/ondl for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (December 29, 2025) through April 30, 2026, ONDL had a NAV total return of -13.30%. ONDL seeks to deliver twice the daily performance of ONDS (Ondas Holdings, Inc.). The fund's 2x leverage magnifies ONDS's daily stock movements in ONDL.

What factors influenced performance?

Ondas Holdings' stock performance was driven by contract awards and deployment progress for its autonomous drone and industrial automation platforms, including its American Robotics and Ondas Networks subsidiaries. Defense and critical infrastructure sector demand for autonomous systems, partnership announcements, and quarterly revenue trends relative to expectations drove stock volatility amplified through ONDL's 2x leverage.

Defiance Daily Target 2X Long ONDS ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$51,846
Number of Holdings	8
Total Advisory Fee	$192,168
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	5.0
Ondas Holdings, Inc. Swap; Maturity Date: 09/08/2028	4.7
First American Government Obligations Fund - Class X, 3.56%	4.2
Ondas Holdings, Inc. Swap; Maturity Date: 01/31/2033	3.2
Ondas Holdings, Inc. Swap; Maturity Date: 02/08/2028	2.0
Ondas Holdings, Inc. Swap; Maturity Date: 12/28/2028	0.8
Ondas Holdings, Inc. Swap; Maturity Date: 03/30/2033	0.5
Ondas Holdings, Inc. Swap; Maturity Date: 04/14/2031	0.2

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/ondl .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long ORCL ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long ORCL ETF Ticker: ORCX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long ORCL ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/orcx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long ORCL ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long ORCL ETF	$60	1.30%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long ORCL ETF - $5,182
S&P 500® Total Return Index - $12,036
21,000
19,500
18,000
16,500
15,000
13,500
12,000
10,500
9,000
7,500
6,000
4,500
3,000
02/06/2025
03/31/2025
05/31/2025
07/31/2025
09/30/2025
11/30/2025
01/31/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (2/6/2025)
Defiance Daily Target 2X Long ORCL ETF - at NAV	-15.43%	-41.47%
S&P 500® Total Return Index	31.05%	16.30%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/orcx for more recent performance information.

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, ORCX had a NAV total return of -15.43%. ORCX seeks to deliver twice the daily performance of ORCL (Oracle Corporation). Fluctuations in Oracle's stock price are magnified in ORCX due to its leveraged structure.

What factors influenced performance?

Oracle's performance was driven by its cloud infrastructure growth, AI-related data center investments, and expansion of multi-cloud partnerships. The company's cloud revenue trajectory and involvement in government and enterprise AI workloads influenced investor sentiment. Broader cloud computing sector dynamics and interest rate sensitivity of tech valuations added to stock volatility.

Defiance Daily Target 2X Long ORCL ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$287,872
Number of Holdings	9
Total Advisory Fee	$2,020,937
Portfolio Turnover	1,829%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	33.1
Oracle Corp. Swap; Maturity Date: 01/23/2029	6.0
First American Government Obligations Fund - Class X, 3.56%	4.5
Oracle Corp. Swap; Maturity Date: 01/04/2028	3.8
Oracle Corp. Swap; Maturity Date: 09/08/2028	3.4
Oracle Corp. Swap; Maturity Date: 02/02/2029	2.7
Oracle Corp. Swap; Maturity Date: 02/01/2027	2.6
Oracle Corp. Swap; Maturity Date: 03/31/2033	2.2
Oracle Corp. Swap; Maturity Date: 10/01/2026	1.7

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/orcx .

Fund Changes

After the close of trading on The Nasdaq Stock Market, LLC. on March 20, 2026, the Fund effected a 1:3 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long PL ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long PL ETF Ticker: PLU (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long PL ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/plu. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long PL ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long PL ETF	$66	1.42%*

The Fund commenced operations January 6, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long PL ETF - $19,686
S&P 500® Total Return Index - $10,416
20,000
19,000
18,000
17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
01/06/2026
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (1/6/2026)
Defiance Daily Target 2X Long PL ETF - at NAV	96.85%
S&P 500® Total Return Index	4.16%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/plu for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (January 6, 2026) through April 30, 2026, PLU had a NAV total return of 96.85%. PLU seeks to deliver twice the daily performance of PL (Planet Labs PBC). The fund's 2x leverage magnifies PL's daily stock movements in PLU.

What factors influenced performance?

Planet Labs' stock performance was influenced by growth in its satellite imagery subscription business, government and defense contract activity, and the competitive landscape in Earth observation data services. Quarterly revenue growth, customer retention metrics, and the company's path toward profitability drove investor sentiment. Broader interest in geospatial intelligence and satellite data applications contributed to stock movements amplified through PLU's 2x leverage.

Defiance Daily Target 2X Long PL ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$31,469
Number of Holdings	8
Total Advisory Fee	$28,579
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
Planet Labs PBC Swap; Maturity Date: 09/08/2028	5.5
Planet Labs PBC Swap; Maturity Date: 02/22/2028	5.3
Planet Labs PBC Swap; Maturity Date: 01/05/2029	5.1
First American Government Obligations Fund - Class X, 3.56%	4.0
Planet Labs PBC Swap; Maturity Date: 01/31/2033	2.7
United States Treasury Bills	2.6
Planet Labs PBC Swap; Maturity Date: 03/30/2033	0.2
Planet Labs PBC Swap; Maturity Date: 04/29/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/plu .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long POET ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long POET ETF Ticker: POEL (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long POET ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/poel. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long POET ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long POET ETF	$0	0.00%*

The Fund commenced operations April 30, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long POET ETF - $10,000
S&P 500® Total Return Index - $10,000
10,000
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (4/30/2026)
Defiance Daily Target 2X Long POET ETF - at NAV	0.00%
S&P 500® Total Return Index	1.03%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/poel for more recent performance information.

How did the Fund perform last year and what influenced its performance?

With inception on April 30, 2026, POEL had a NAV total return of 0.00%. POEL seeks to deliver twice the daily performance of POET (POET Technologies Inc.). Any fluctuations in POET's stock price are magnified in POEL due to its 2x daily leverage.

What factors influenced performance?

Due to the Fund’s launch late in the reporting period, there was minimal operating activity to analyze for the Defiance Daily Target 2X Long POET ETF. As a result, performance and portfolio activity for the period were limited and may not be representative of the Fund’s ongoing investment strategy or future results.

Defiance Daily Target 2X Long POET ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$1,000
Number of Holdings	3
Total Advisory Fee	$0
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
POET Technologies, Inc. Swap; Maturity Date: 05/01/2033	0.0
POET Technologies, Inc. Swap; Maturity Date: 07/10/2028	0.0
POET Technologies, Inc. Swap; Maturity Date: 11/30/2028	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/poel .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long QS ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long QS ETF Ticker: QSU (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long QS ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/qsu. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long QS ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long QS ETF	$39	1.32%*

The Fund commenced operations October 20, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long QS ETF - $1,241
S&P 500® Total Return Index - $10,770
13,000
12,000
11,000
10,000
9,000
8,000
7,000
6,000
5,000
4,000
3,000
2,000
1,000
0
10/20/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (10/20/2025)
Defiance Daily Target 2X Long QS ETF - at NAV	-87.59%
S&P 500® Total Return Index	7.70%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/qsu for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (October 20, 2025) through April 30, 2026, QSU had a NAV total return of -87.59%. QSU seeks to deliver twice the daily performance of QS (QuantumScape Corporation). The fund's 2x leverage magnifies QS's daily stock movements, which can be highly volatile given the early-stage nature of the underlying company.

What factors influenced performance?

QuantumScape's stock was driven by progress in its solid-state battery technology development, manufacturing scale-up milestones, and partnerships with automotive OEMs. Investor sentiment toward electric vehicle battery technology and the competitive landscape for next-generation energy storage solutions influenced stock performance. Quarterly updates on technical and commercial milestones relative to expectations drove episodic volatility amplified through QSU's leveraged structure.

Defiance Daily Target 2X Long QS ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$16,477
Number of Holdings	9
Total Advisory Fee	$95,087
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	19.2
First American Government Obligations Fund - Class X, 3.56%	7.8
QuantumScape Corp. Swap; Maturity Date: 11/01/2028	5.2
QuantumScape Corp. Swap; Maturity Date: 01/04/2028	4.1
QuantumScape Corp. Swap; Maturity Date: 03/18/2033	1.7
QuantumScape Corp. Swap; Maturity Date: 03/31/2033	1.6
QuantumScape Corp. Swap; Maturity Date: 10/19/2028	1.1
QuantumScape Corp. Swap; Maturity Date: 04/14/2031	0.8
QuantumScape Corp. Swap; Maturity Date: 01/31/2033	0.2

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/qsu .

Fund Changes

After the close of trading on NYSE Arca, Inc. on March 20, 2026, the Fund effected a 1:6 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long RKT ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long RKT ETF Ticker: RKTL (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long RKT ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/rktl. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long RKT ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long RKT ETF	$29	1.44%*

The Fund commenced operations January 12, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long RKT ETF - $3,256
S&P 500® Total Return Index - $10,366
11,000
10,000
9,000
8,000
7,000
6,000
5,000
4,000
3,000
01/12/2026
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (1/12/2026)
Defiance Daily Target 2X Long RKT ETF - at NAV	-67.44%
S&P 500® Total Return Index	3.66%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/rktl for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (January 12, 2026) through April 30, 2026, RKTL had a NAV total return of -67.44%. RKTL seeks to deliver twice the daily performance of RKT (Rocket Companies, Inc.). The fund's 2x leverage magnifies RKT's daily stock movements in RKTL.

What factors influenced performance?

Rocket Companies' stock performance was shaped by the mortgage origination environment, particularly sensitivity to interest rate movements that drive refinancing and purchase mortgage volumes. The Federal Reserve's rate trajectory, housing market activity, and the company's market share in digital mortgage origination influenced investor sentiment. Quarterly origination volumes and margin trends relative to expectations drove stock volatility amplified through RKTL's leveraged structure.

Defiance Daily Target 2X Long RKT ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$1,693
Number of Holdings	7
Total Advisory Fee	$7,593
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	19.5
First American Government Obligations Fund - Class X, 3.56%	3.4
Rocket Cos., Inc. Swap; Maturity Date: 03/31/2033	3.1
Rocket Cos., Inc. Swap; Maturity Date: 09/08/2028	1.3
Rocket Cos., Inc. Swap; Maturity Date: 01/12/2029	1.1
Rocket Cos., Inc. Swap; Maturity Date: 02/22/2028	1.0
Rocket Cos., Inc. Swap; Maturity Date: 01/31/2033	0.3

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/rktl .

Fund Changes

After the close of trading on Cboe BZX Exchange, Inc. on March 20, 2026, the Fund effected a 1:2 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long SMCI ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long SMCI ETF Ticker: SMCX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long SMCI ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/smcx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long SMCI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long SMCI ETF	$82	1.31%

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long SMCI ETF - $150
S&P 500® Total Return Index - $13,101
15,000
12,500
10,000
7,500
5,000
2,500
0
08/21/2024
10/31/2024
01/31/2025
04/30/2025
07/31/2025
10/31/2025
01/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (8/21/2024)
Defiance Daily Target 2X Long SMCI ETF - at NAV	-75.48%	-91.65%
S&P 500® Total Return Index	31.05%	17.33%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/smcx for more recent performance information.

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, SMCX had a NAV total return of -75.48%. SMCX seeks to deliver twice the daily performance of SMCI (Super Micro Computer, Inc.). The fund utilizes derivatives, including swap agreements to achieve its 2x leverage.

What factors influenced performance?

Super Micro Computer's stock was shaped by ongoing scrutiny of its accounting practices and corporate governance, competitive dynamics in the AI server market, and fluctuating demand for high-performance computing infrastructure. The resolution of its SEC filing delays and analyst sentiment toward the broader AI infrastructure buildout also influenced SMCI's stock, amplified through the fund's leveraged structure.

Defiance Daily Target 2X Long SMCI ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$100,973
Number of Holdings	11
Total Advisory Fee	$2,952,779
Portfolio Turnover	8,386%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.56%	9.2
United States Treasury Bills	8.9
Super Micro Computer, Inc. Swap: Maturity Date: 03/18/2033	6.7
Super Micro Computer, Inc. Swap: Maturity Date: 10/06/2028	4.2
Super Micro Computer, Inc. Swap: Maturity Date: 12/14/2027	3.7
Super Micro Computer, Inc. Swap: Maturity Date: 09/08/2028	3.3
Super Micro Computer, Inc. Swap: Maturity Date: 01/31/2033	2.0
Super Micro Computer, Inc. Swap: Maturity Date: 09/18/2028	1.9
Super Micro Computer, Inc. Swap: Maturity Date: 10/01/2026	1.2
Super Micro Computer, Inc. Swap: Maturity Date: 03/31/2033	1.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/smcx .

Fund Changes

After the close of trading on The Nasdaq Stock Market, LLC on March 19, 2026, the Fund effected a 1:2 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long SOFI ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long SOFI ETF Ticker: SOFX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long SOFI ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/sofx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long SOFI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long SOFI ETF	$131	1.32%

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long SOFI ETF - $5,044
S&P 500® Total Return Index - $12,311
24,000
22,000
20,000
18,000
16,000
14,000
12,000
10,000
8,000
6,000
4,000
01/15/2025
02/28/2025
04/30/2025
06/30/2025
08/31/2025
10/31/2025
12/31/2025
02/28/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (1/15/2025)
Defiance Daily Target 2X Long SOFI ETF - at NAV	-1.36%	-41.23%
S&P 500® Total Return Index	31.05%	17.52%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/sofx for more recent performance information.

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, SOFX had a NAV total return of -1.36%. SOFX seeks to deliver twice the daily performance of SOFI (SoFi Technologies, Inc.). Any fluctuations in SOFI's stock price are magnified in SOFX through its 2x daily leverage.

What factors influenced performance?

SoFi's performance was shaped by the interest rate environment affecting its lending and banking segments, growth in its financial services and technology platform businesses, and management's forward guidance. Macroeconomic factors including Federal Reserve policy, consumer credit trends, and fintech sector sentiment drove stock volatility. SOFX's compounding effects over the holding period added additional deviation from the expected 2x multiple.

Defiance Daily Target 2X Long SOFI ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$59,828
Number of Holdings	10
Total Advisory Fee	$810,269
Portfolio Turnover	72,985%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	22.2
First American Government Obligations Fund - Class X, 3.56%	5.9
SoFi Technologies, Inc. Swap; Maturity Date: 04/14/2031	1.0
SoFi Technologies, Inc. Swap; Maturity Date: 02/02/2029	0.9
SoFi Technologies, Inc. Swap; Maturity Date: 09/08/2028	0.9
SoFi Technologies, Inc. Swap; Maturity Date: 03/31/2033	0.8
SoFi Technologies, Inc. Swap; Maturity Date: 10/01/2026	0.7
SoFi Technologies, Inc. Swap; Maturity Date: 01/31/2033	0.6
SoFi Technologies, Inc. Swap; Maturity Date: 03/18/2033	0.5
SoFi Technologies, Inc. Swap; Maturity Date: 03/07/2028	0.4

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/sofx .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long SOUN ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long SOUN ETF Ticker: SOUX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long SOUN ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/soux. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long SOUN ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long SOUN ETF	$73	1.31%*

The Fund commenced operations June 23, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long SOUN ETF - $3,086
S&P 500® Total Return Index - $12,085
25,000
20,000
15,000
10,000
5,000
0
06/23/2025
06/30/2025
07/31/2025
08/31/2025
09/30/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (6/23/2025)
Defiance Daily Target 2X Long SOUN ETF - at NAV	-69.19%
S&P 500® Total Return Index	20.85%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/soux for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (June 23, 2025) through April 30, 2026, SOUX had a NAV total return of -69.14%. SOUX seeks to deliver twice the daily performance of SOUN (SoundHound AI, Inc.). The fund's 2x daily leverage magnifies both gains and losses relative to SOUN's daily stock movements.

What factors influenced performance?

SoundHound AI's stock was driven by growth in its voice AI platform deployments across automotive, restaurant, and enterprise segments, revenue growth trends, and investor sentiment toward AI-powered software businesses. New customer announcements, quarterly financial results relative to expectations, and the broader AI sector landscape contributed to stock volatility amplified through SOUX's leveraged structure.

Defiance Daily Target 2X Long SOUN ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$16,976
Number of Holdings	10
Total Advisory Fee	$213,895
Portfolio Turnover	40,021%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	17.9
First American Government Obligations Fund - Class X, 3.56%	8.1
Soundhound AI, Inc. Swap; Maturity Date: 02/01/2027	4.4
Soundhound AI, Inc. Swap; Maturity Date: 01/31/2033	4.0
Soundhound AI, Inc. Swap; Maturity Date: 07/23/2026	3.8
Soundhound AI, Inc. Swap; Maturity Date: 09/08/2028	3.7
Soundhound AI, Inc. Swap; Maturity Date: 03/14/2028	3.0
Soundhound AI, Inc. Swap; Maturity Date: 03/31/2033	2.9
Soundhound AI, Inc. Swap; Maturity Date: 03/18/2033	2.4
Soundhound AI, Inc. Swap; Maturity Date: 04/14/2031	-0.1

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/soux .

Fund Changes

After the close of trading on The Nasdaq Stock Market, LLC on March 19, 2026, the Fund effected a 1:4 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long VST ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long VST ETF Ticker: VSTL (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long VST ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/vstl. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long VST ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long VST ETF	$76	1.29%*

The Fund commenced operations July 21, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long VST ETF - $5,085
S&P 500® Total Return Index - $11,539
13,000
12,000
11,000
10,000
9,000
8,000
7,000
6,000
5,000
4,000
07/21/2025
07/31/2025
08/31/2025
09/30/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (7/21/2025)
Defiance Daily Target 2X Long VST ETF - at NAV	-49.15%
S&P 500® Total Return Index	15.39%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/vstl for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (July 21, 2025) through April 30, 2026, VSTL had a NAV total return of -49.15%. VSTL seeks to deliver twice the daily performance of VST (Vistra Corp.). Fluctuations in VST's stock price are magnified in VSTL through its 2x daily leverage.

What factors influenced performance?

Vistra's performance was driven by power demand growth from data centers and AI infrastructure, natural gas and power pricing dynamics, and the company's nuclear power generation assets. Energy market conditions, regulatory developments in electricity markets, and Vistra's capacity payments and hedging strategies influenced investor sentiment. The fund's compounding effects over the holding period caused returns to deviate from a simple 2x multiple.

Defiance Daily Target 2X Long VST ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$7,017
Number of Holdings	9
Total Advisory Fee	$57,417
Portfolio Turnover	1,600%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	21.9
First American Government Obligations Fund - Class X, 3.56%	8.5
Vistra Corp. Swap; Maturity Date: 01/23/2029	4.3
Vistra Corp. Swap; Maturity Date: 03/31/2033	2.8
Vistra Corp. Swap; Maturity Date: 02/01/2027	1.7
Vistra Corp. Swap; Maturity Date: 10/01/2026	-1.6
Vistra Corp. Swap; Maturity Date: 01/11/2028	1.0
Vistra Corp. Swap; Maturity Date: 09/08/2028	0.7
Vistra Corp. Swap; Maturity Date: 03/18/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/vstl .

Fund Changes

After the close of trading on The Nasdaq Stock Market, LLC on March 19, 2026, the Fund effected a 1:3 reverse split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Long ZETA ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Long ZETA ETF Ticker: ZETX (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long ZETA ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/zetx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long ZETA ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long ZETA ETF	$30	1.31%*

The Fund commenced operations February 3, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long ZETA ETF - $9,159
S&P 500® Total Return Index - $10,451
11,000
10,000
9,000
8,000
7,000
02/03/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (2/3/2026)
Defiance Daily Target 2X Long ZETA ETF - at NAV	-8.46%
S&P 500® Total Return Index	4.51%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/zetx for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (February 3, 2026) through April 30, 2026, ZETX had a NAV total return of -8.46%. ZETX seeks to deliver twice the daily performance of ZETA (Zeta Global Holdings Corp.). The fund's 2x leverage magnifies ZETA's daily stock movements in ZETX.

What factors influenced performance?

Zeta Global's stock performance was shaped by growth in its AI-powered marketing technology platform, customer acquisition trends, and revenue performance relative to expectations. Broader digital advertising market conditions, competitive dynamics in marketing automation, and the company's enterprise customer expansion drove investor sentiment. Quarterly financial results and guidance updates drove stock volatility amplified through ZETX's 2x leverage.

Defiance Daily Target 2X Long ZETA ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$3,845
Number of Holdings	7
Total Advisory Fee	$4,757
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	4.7
First American Government Obligations Fund - Class X, 3.56%	3.5
Zeta Global Holdings Corp. Swap; Maturity Date: 03/07/2028	3.0
Zeta Global Holdings Corp. Swap; Maturity Date: 09/08/2028	2.9
Zeta Global Holdings Corp. Swap; Maturity Date: 02/02/2029	2.7
Zeta Global Holdings Corp. Swap; Maturity Date: 03/31/2033	2.3
Zeta Global Holdings Corp. Swap; Maturity Date: 01/31/2033	0.1

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/zetx .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Short AMD ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Short AMD ETF Ticker: DAMD (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Short AMD ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/damd. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short AMD ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short AMD ETF	$38	1.29%*

The Fund commenced operations November 13, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Short AMD ETF - $2,875
S&P 500® Total Return Index - $10,760
13,000
12,000
11,000
10,000
9,000
8,000
7,000
6,000
5,000
4,000
3,000
2,000
11/13/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (11/13/2025)
Defiance Daily Target 2X Short AMD ETF - at NAV	-71.25%
S&P 500® Total Return Index	7.60%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/damd for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (November 13, 2025) through April 30, 2026, DAMD had a NAV total return of -71.25%. DAMD seeks to deliver twice the daily inverse performance of AMD (Advanced Micro Devices, Inc.). As an inverse leveraged fund, it experiences losses when AMD's stock rises.

What factors influenced performance?

AMD's stock performance was shaped by competitive dynamics in the CPU and GPU markets against Intel and NVIDIA, adoption of its AI accelerator chips (Instinct MI series) by cloud and enterprise customers, and quarterly financial results. The broader semiconductor sector cycle, hyperscaler AI capex spending, and AMD's market share in data center GPUs influenced investor sentiment. These factors created headwinds for DAMD during periods of AMD stock appreciation.

Defiance Daily Target 2X Short AMD ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$27,029
Number of Holdings	6
Total Advisory Fee	$25,186
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	16.5
First American Government Obligations Fund - Class X, 3.56%	3.3
Advanced Micro Devices Inc. Swap; Maturity Date: 11/13/2028	-1.0
Advanced Micro Devices Inc. Swap; Maturity Date: 01/11/2028	-0.8
Advanced Micro Devices Inc. Swap; Maturity Date: 11/01/2028	-0.8
Advanced Micro Devices Inc. Swap; Maturity Date: 03/31/2033	0.0

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/damd.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Short MSTR ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Short MSTR ETF Ticker: SMST (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Short MSTR ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/smst. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short MSTR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short MSTR ETF	$141	1.37%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Short MSTR ETF - $160
S&P 500® Total Return Index - $13,157
15,000
12,500
10,000
7,500
5,000
2,500
0
08/20/2024
10/31/2024
01/31/2025
04/30/2025
07/31/2025
10/31/2025
01/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (8/20/2024)
Defiance Daily Target 2X Short MSTR ETF - at NAV	6.30%	-91.29%
S&P 500® Total Return Index	31.05%	17.59%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/smst for more recent performance information.

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, SMST had a NAV total return of 6.30%. SMST seeks to deliver twice the daily inverse performance of MSTR. As an inverse leveraged fund, it experiences losses when MSTR's stock rises and gains when it falls.

What factors influenced performance?

MSTR's strong correlation with Bitcoin prices was the primary driver of SMST's performance. Periods of Bitcoin appreciation contributed to losses for SMST due to its inverse exposure. Daily rebalancing and volatility drag caused the fund's returns to deviate from the expected -2x multiple over longer holding periods, a structural characteristic of leveraged inverse products.

Defiance Daily Target 2X Short MSTR ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$28,949
Number of Holdings	7
Total Advisory Fee	$435,011
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	21.3
Strategy, Inc. Swap; Maturity Date: 12/01/2027	3.0
Strategy, Inc. Swap; Maturity Date: 09/24/2026	2.7
First American Government Obligations Fund - Class X, 3.56%	1.2
Strategy, Inc. Swap; Maturity Date: 09/08/2028	0.6
Strategy, Inc. Swap; Maturity Date: 03/18/2033	0.4
Strategy, Inc. Swap; Maturity Date: 01/25/2028	0.0

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/smst .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Daily Target 2X Short SMCI ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Short SMCI ETF Ticker: SMCZ (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Short SMCI ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/smcz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short SMCI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short SMCI ETF	$93	1.54%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Short SMCI ETF - $1,731
S&P 500® Total Return Index - $13,016
15,000
10,000
5,000
0
03/31/2025
05/31/2025
07/31/2025
09/30/2025
11/30/2025
01/31/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	1 Year	Since Inception (3/31/2025)
Defiance Daily Target 2X Short SMCI ETF - at NAV	-79.72%	-80.22%
S&P 500® Total Return Index	31.05%	27.58%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/smcz for more recent performance information.

How did the Fund perform last year and what influenced its performance?

For the fiscal year ended April 30, 2026, SMCZ had a NAV total return of -79.72%. SMCZ seeks to deliver twice the daily inverse performance of SMCI (Super Micro Computer, Inc.). As an inverse leveraged fund, it gains when SMCI declines and loses when SMCI rises.

What factors influenced performance?

SMCI's stock volatility—driven by accounting-related uncertainties, AI server market dynamics, and corporate governance concerns—directly influenced SMCZ's performance. The daily rebalancing mechanism and compounding effects caused SMCZ's returns to diverge from the expected -2x multiple over longer holding periods. Periods where SMCI recovered from prior declines were particularly impactful given the asymmetric nature of leveraged inverse exposure.

Defiance Daily Target 2X Short SMCI ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026 )

Fund Size (Thousands)	$2,881
Number of Holdings	7
Total Advisory Fee	$115,622
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026 )

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	39.1
First American Government Obligations Fund - Class X, 3.56%	8.7
Super Micro Computer, Inc. Swap; Maturity Date: 09/21/2026	8.4
Super Micro Computer, Inc. Swap; Maturity Date: 03/31/2033	2.7
Super Micro Computer, Inc. Swap; Maturity Date: 03/18/2033	2.0
Super Micro Computer, Inc. Swap; Maturity Date: 01/25/2028	1.5
Super Micro Computer, Inc. Swap; Maturity Date: 09/24/2026	1.1

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/smcz .

Material Fund Changes

Effective December 8, 2025, the Fund executed a 1:8 reverse stock split on its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Defiance 2X Daily Long Pure Drone and Aerial Automation ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily 2X Space ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$15,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long AMAT ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long ANET ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,2500	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long AVAV ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long AVGO ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long B ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long Copper Miners ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long CVNA ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long DKNG ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long HIMS ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long HOOD ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long IONQ ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long IREN ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long KEEL ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long LLY ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long LMND ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long LUNR ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long MP ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long MRNA ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long MSTR ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long NOK ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long NVO ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long OKLO ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long ONDS ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long ORCL ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long PL ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long POET ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long QS ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long RKT ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long SMCI ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long SOFI ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long SOUN ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long VST ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long ZETA ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Short AMD ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Short MSTR ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Short SMCI ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

Services that the Funds’ Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by Cohen to the Adviser and any entities that provide ongoing services to the Funds, for engagements directed related to the Funds’ operations and financial reporting, during the Funds’ last two fiscal years.

	FYE 4/30/2026	FYE 4/30/2025
( a) Audit-Related Fees	N/A	N/A
( b) Tax Fees	$495,000	N/A
( c ) All Other Fees	N/A	N/A

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 4/30/2026	FYE 4/30/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to the Funds (A)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (engagements related directly to the operations and financial reporting of the Funds) (B)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (all other engagements) (C)	Total of (A), (B) and (C)
2026	$117,800	$495,000	N/A	$612,800
2025	$36,000	N/A	N/A	$36,000

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

April 30, 2026

Tidal Trust II

●	Defiance 2X Daily Long Pure Drone and Aerial Automation ETF	DRNL	Cboe BZX Exchange, Inc.
●	Defiance Daily 2X Space ETF (formerly Defiance Pure Space Daily 2X Strategy ETF)	SPCL	Cboe BZX Exchange, Inc.
●	Defiance Daily Target 2X Long AMAT ETF	AMA	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long ANET ETF	ANEL	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long AVAV ETF	AVXX	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long AVGO ETF	AVGX	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long B ETF	BU	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long Copper Miners ETF	COPZ	NYSE Arca, Inc.
●	Defiance Daily Target 2X Long CVNA ETF	CVNX	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long DKNG ETF	DKNX	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long HIMS ETF	HIMZ	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long HOOD ETF	HOOX	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long IONQ ETF	IONX	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long IREN ETF	IRE	NYSE Arca, Inc.
●	Defiance Daily Target 2X Long KEEL ETF	KEEX	Cboe BZX Exchange, Inc.
●	Defiance Daily Target 2X Long LLY ETF	LLYX	NYSE Arca, Inc.
●	Defiance Daily Target 2X Long LMND ETF	LMNX	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long LUNR ETF	LUNL	Cboe BZX Exchange, Inc.
●	Defiance Daily Target 2X Long MP ETF	MPL	NYSE Arca, Inc.
●	Defiance Daily Target 2X Long MRNA ETF	MRNX	NYSE Arca, Inc.
●	Defiance Daily Target 2X Long MSTR ETF	MSTX	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long NOK ETF	LNOK	Cboe BZX Exchange, Inc.

●	Defiance Daily Target 2X Long NVO ETF	NVOX	NYSE Arca, Inc.
●	Defiance Daily Target 2X Long OKLO ETF	OKLL	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long ONDS ETF	ONDL	Cboe BZX Exchange, Inc.
●	Defiance Daily Target 2X Long ORCL ETF	ORCX	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long PL ETF	PLU	Cboe BZX Exchange, Inc.
●	Defiance Daily Target 2X Long POET ETF	POEL	Cboe BZX Exchange, Inc.
●	Defiance Daily Target 2X Long QS ETF	QSU	NYSE Arca, Inc.
●	Defiance Daily Target 2X Long RKT ETF	RKTL	Cboe BZX Exchange, Inc.
●	Defiance Daily Target 2X Long SMCI ETF	SMCX	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long SOFI ETF	SOFX	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long SOUN ETF	SOUX	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long VST ETF	VSTL	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Long ZETA ETF	ZETX	NYSE Arca, Inc.
●	Defiance Daily Target 2X Short AMD ETF	DAMD	NYSE Arca, Inc.
●	Defiance Daily Target 2X Short MSTR ETF	SMST	The Nasdaq Stock Market, LLC
●	Defiance Daily Target 2X Short SMCI ETF	SMCZ	The Nasdaq Stock Market, LLC

Defiance ETFs

Defiance 2X Daily Long Pure Drone and Aerial Automation ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 61.9%
Money Market Funds - 9.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	11,428	$ 11,428

U.S. Treasury Bills - 52.0%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 60,000	59,881

TOTAL SHORT-TERM INVESTMENTS (Cost $71,309)		71,309

TOTAL INVESTMENTS - 61.9% (Cost $71,309)		$ 71,309
Other Assets in Excess of Liabilities - 38.1%		43,869
TOTAL NET ASSETS - 100.0%		$ 115,178

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $59,881.

The accompanying notes are an integral part of these financial statements. 1

Defiance 2X Daily Long Pure Drone and Aerial Automation ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 8.2%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
AeroVironment, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	$ 20,867	$ 1,784
AIRO Group Holdings, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	18,710	(1,017)
Archer Aviation, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	22,639	1,589
EHang Holdings Ltd.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	20,935	(1,761)
Eve Holding, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	24,351	2,674
Joby Aviation, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	23,756	2,256
Kratos Defense & Security Solutions, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	17,906	(1,357)
Ondas Holdings, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	25,221	2,169
Red Cat Holdings, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	18,834	(314)
Unusual Machines, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	21,900	3,139
Vertical Aerospace Ltd.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	14,407	236
							9,398

Net Unrealized Appreciation (Depreciation)							$ 9,398

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements. 2

Defiance Daily 2X Space ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 46.2%
Money Market Funds - 11.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	118,713	$ 118,713

U.S. Treasury Bills - 35.2%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 380,000	379,246

TOTAL SHORT-TERM INVESTMENTS (Cost $497,960)		497,959

TOTAL INVESTMENTS - 46.2% (Cost $497,960)		$ 497,959
Other Assets in Excess of Liabilities - 53.8%		578,724
TOTAL NET ASSETS - 100.0%		$ 1,076,683

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $379,244.

The accompanying notes are an integral part of these financial statements. 3

Defiance Daily 2X Space ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 10.0%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
AST SpaceMobile, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 17.00%	Termination(a)	05/10/2027	$ 56,755	$ 28,535
AST SpaceMobile, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	04/07/2033	157,555	27,581
EchoStar Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	04/07/2033	138,163	16,043
EchoStar Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 17.00%	Termination(a)	05/10/2027	74,623	12,105
Globalstar, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 17.00%	Termination(a)	05/10/2027	96,620	11,477
Globalstar, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	04/07/2033	118,101	(11,165)
Hexcel Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 17.00%	Termination(a)	05/10/2027	106,730	9,871
Hexcel Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	04/07/2033	108,232	(9,675)
Karman Holdings, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	04/07/2033	152,003	9,647
Karman Holdings, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 17.00%	Termination(a)	05/10/2027	61,046	(9,126)
MDA Space Ltd.	Cantor Fitzgerald & Co.	Receive	OBFR + 17.00%	Termination(a)	05/10/2027	67,399	8,751
MDA Space Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	04/07/2033	148,591	8,354
Mercury Systems, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 17.00%	Termination(a)	05/10/2027	72,282	7,227
Mercury Systems, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	04/07/2033	142,511	(5,009)
The accompanying notes are an integral part of these financial statements. 4

Planet Labs PBC	Cantor Fitzgerald & Co.	Receive	OBFR + 17.00%	Termination(a)	05/10/2027	$ 80,558	$ 4,715
Planet Labs PBC	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	04/07/2033	136,198	2,464
Rocket Lab Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 17.00%	Termination(a)	05/10/2027	74,507	(2,198)
Rocket Lab Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	04/07/2033	140,680	(1,253)
Viasat, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 17.00%	Termination(a)	05/10/2027	59,780	(468)
Viasat, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	04/07/2033	156,470	80
							107,956

Net Unrealized Appreciation (Depreciation)							$107,956

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.

The accompanying notes are an integral part of these financial statements. 5

Defiance Daily Target 2X Long AMAT ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 0.0%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)(d)
Applied Materials, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination(a)	11/30/2028	$ 1,214,878	$ –
Applied Materials, Inc.	Clear Street LLC	Receive	OBFR + 2.00%	Termination(b)	07/10/2028	390,284	–
Applied Materials, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(c)	05/01/2033	394,490	–
							–

Net Unrealized Appreciation (Depreciation)							$ –

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	The Fund commenced operations on April 30, 2026, its fiscal year-end. Accordingly, unrealized appreciation (depreciation) on swap agreements was $0.00 as of April 30, 2026.

The accompanying notes are an integral part of these financial statements. 6

Defiance Daily Target 2X Long ANET ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 19.2%
Money Market Funds - 7.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	454,556	$ 454,556

U.S. Treasury Bills - 12.0%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 760,000	758,490

TOTAL SHORT-TERM INVESTMENTS (Cost $1,213,049)		1,213,046

TOTAL INVESTMENTS - 19.2% (Cost $1,213,049)		$ 1,213,046
Other Assets in Excess of Liabilities - 80.8%		5,123,409
TOTAL NET ASSETS - 100.0%		$ 6,336,455

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $758,488.

The accompanying notes are an integral part of these financial statements. 7

Defiance Daily Target 2X Long ANET ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 50.9%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Arista Networks, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(a)	01/11/2028	$ 3,289,953	$ 842,781
Arista Networks, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 6.00%	Termination(b)	02/01/2027	2,141,604	546,108
Arista Networks, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.00%	Termination(b)	09/08/2028	4,359,373	1,034,135
Arista Networks, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(c)	09/14/2028	2,884,257	802,526
							3,225,550

Net Unrealized Appreciation (Depreciation)							$ 3,225,550

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.

The accompanying notes are an integral part of these financial statements. 8

Defiance Daily Target 2X Long AVAV ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 22.7%
Money Market Funds - 4.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	434,638	$ 434,638

U.S. Treasury Bills - 18.0%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 1,670,000	1,666,683

TOTAL SHORT-TERM INVESTMENTS (Cost $2,101,329)		2,101,321

TOTAL INVESTMENTS - 22.7% (Cost $2,101,329)		$ 2,101,321
Other Assets in Excess of Liabilities - 77.3%		7,164,508
TOTAL NET ASSETS - 100.0%		$ 9,265,829

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $1,666,677.

The accompanying notes are an integral part of these financial statements. 9

Defiance Daily Target 2X Long AVAV ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 9.0%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
AeroVironment, Inc.	Clear Street LLC	Receive	OBFR + 2.50%	Termination(a)	12/07/2027	$ 4,022,483	$ 8,368
AeroVironment, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 12.50%	Termination(b)	11/01/2028	3,696,604	247,033
AeroVironment, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 6.00%	Termination(a)	03/18/2033	3,666,376	–
AeroVironment, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.50%	Termination(c)	10/27/2028	3,812,641	274,898
AeroVironment, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 8.00%	Termination(d)	03/31/2033	3,325,091	307,753
							838,052

Net Unrealized Appreciation (Depreciation)							$ 838,052

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements. 10

Defiance Daily Target 2X Long AVGO ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 14.1%
Money Market Funds - 1.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	2,298,654	$ 2,298,654

U.S. Treasury Bills - 12.7%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 20,991,000	20,949,310

TOTAL SHORT-TERM INVESTMENTS (Cost $23,248,004)		23,247,964

TOTAL INVESTMENTS - 14.1% (Cost $23,248,004)		$ 23,247,964
Other Assets in Excess of Liabilities - 85.9%		141,524,100
TOTAL NET ASSETS - 100.0%		$ 164,772,064

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $20,948,230.

The accompanying notes are an integral part of these financial statements. 11

Defiance Daily Target 2X Long AVGO ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 61.6%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Broadcom, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 4.00%	Termination(a)	09/08/2028	$ 31,745,551	$ 14,851,687
Broadcom, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 2.50%	Termination(a)	05/03/2027	19,994,897	5,940,558
Broadcom, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(b)	12/14/2027	39,026,783	8,493,545
Broadcom, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(c)	09/16/2028	26,819,877	7,254,690
Broadcom, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.50%	Termination(d)	03/31/2033	29,846,245	11,383,546
Broadcom, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 3.00%	Termination(e)	01/31/2033	44,268,452	12,562,829
Broadcom, Inc.	Morgan Stanley & Co., Inc.	Receive	OBFR + 4.50%	Termination(f)	10/03/2028	137,751,900	40,926,600
							101,413,455

Net Unrealized Appreciation (Depreciation)							$ 101,413,455

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.

The accompanying notes are an integral part of these financial statements. 12

Defiance Daily Target 2X Long B ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 41.6%
Money Market Funds - 25.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	144,379	$ 144,379

U.S. Treasury Bills - 16.0%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 90,000	89,821

TOTAL SHORT-TERM INVESTMENTS (Cost $234,200)		234,200

TOTAL INVESTMENTS - 41.6% (Cost $234,200)		$ 234,200
Other Assets in Excess of Liabilities - 58.4%		328,925
TOTAL NET ASSETS - 100.0%		$ 563,125

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $89,821.

The accompanying notes are an integral part of these financial statements. 13

Defiance Daily Target 2X Long B ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 3.2%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Barrick Mining Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 2.50%	Termination(a)	11/17/2028	$ 202,601	$ 5,460
Barrick Mining Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(b)	01/11/2028	305,515	11,930
Barrick Mining Corp.	BMO Capital Markets Corp.	Receive	OBFR + 5.00%	Termination(c)	12/01/2026	182,931	6,536
Barrick Mining Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.00%	Termination(c)	01/11/2027	242,728	(5,770)
Barrick Mining Corp.	Nomura Securities International, Inc.	Receive	OBFR + 6.50%	Termination(d)	03/31/2033	193,159	–
							18,156

Net Unrealized Appreciation (Depreciation)							$ 18,156

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements. 14

Defiance Daily Target 2X Long Copper Miners ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 32.7%
Money Market Funds - 11.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	416,655	$ 416,655

U.S. Treasury Bills - 21.4%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 790,000	788,432

TOTAL SHORT-TERM INVESTMENTS (Cost $1,205,089)		1,205,087

TOTAL INVESTMENTS - 32.7% (Cost $1,205,089)		$ 1,205,087
Other Assets in Excess of Liabilities - 67.3%		2,482,564
TOTAL NET ASSETS - 100.0%		$ 3,687,651

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $788,428.

The accompanying notes are an integral part of these financial statements. 15

Defiance Daily Target 2X Long Copper Miners ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 12.8%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Global X Copper Miners ETF	Clear Street LLC	Receive	OBFR + 1.25%	Termination(a)	03/28/2028	$ 1,508,291	$ 73,858
Global X Copper Miners ETF	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination(b)	09/08/2028	2,321,428	202,664
Global X Copper Miners ETF	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(c)	02/16/2029	1,622,452	183,038
Global X Copper Miners ETF	National Bank of Canada Financial, Inc.	Receive	OBFR + 6.00%	Termination(d)	01/31/2033	39,805	–
Global X Copper Miners ETF	Nomura Securities International, Inc.	Receive	OBFR + 12.00%	Termination(e)	03/31/2033	1,881,184	11,387
							470,947

Net Unrealized Appreciation (Depreciation)							$ 470,947

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(e)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements. 16

Defiance Daily Target 2X Long CVNA ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 13.4%
Money Market Funds - 4.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	166,503	$ 166,503

U.S. Treasury Bills - 9.3%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 380,000	379,246

TOTAL SHORT-TERM INVESTMENTS (Cost $545,750)		545,749

TOTAL INVESTMENTS - 13.4% (Cost $545,750)		$ 545,749
Other Assets in Excess of Liabilities - 86.6%		3,519,344
TOTAL NET ASSETS - 100.0%		$ 4,065,093

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $379,244.

The accompanying notes are an integral part of these financial statements. 17

Defiance Daily Target 2X Long CVNA ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS – 44.4%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Carvana Co.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.95%	Termination(a)	09/08/2028	$ 1,764,476	$ 307,353
Carvana Co.	Jane Street Execution Services, LLC	Receive	OBFR + 6.00%	Termination(b)	03/18/2033	2,374,800	503,896
Carvana Co.	Clear Street LLC	Receive	OBFR + 1.75%	Termination(b)	11/16/2027	1,716,585	405,494
Carvana Co.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(c)	06/26/2026	1,286,350	303,105
Carvana Co.	Nomura Securities International, Inc.	Receive	OBFR + 9.75%	Termination(d)	03/31/2033	987,917	285,842
							1,805,690

Net Unrealized Appreciation (Depreciation)							$ 1,805,690

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements. 18

Defiance Daily Target 2X Long DKNG ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 30.0%
Money Market Funds - 8.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	415,431	$ 415,431

U.S. Treasury Bills - 21.8%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 1,110,000	1,107,796

TOTAL SHORT-TERM INVESTMENTS (Cost $1,523,230)		1,523,227

TOTAL INVESTMENTS - 30.0% (Cost $1,523,230)		$ 1,523,227
Other Assets in Excess of Liabilities - 70.0%		3,562,106
TOTAL NET ASSETS - 100.0%		$ 5,085,333

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $1,107,791.

The accompanying notes are an integral part of these financial statements. 19

Defiance Daily Target 2X Long DKNG ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 10.3%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
DraftKings, Inc.	Clear Street LLC	Receive	OBFR + 1.75%	Termination(a)	01/25/2028	$ 1,548,518	$ 29,045
DraftKings, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 7.00%	Termination(a)	03/18/2033	2,026,275	92,872
DraftKings, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.00%	Termination(b)	09/04/2026	1,208,489	67,929
DraftKings, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.50%	Termination(c)	09/15/2026	1,422,520	151,945
DraftKings, Inc.	Morgan Stanley & Co., Inc.	Receive	OBFR + 6.50%	Termination(d)	01/23/2029	2,504,568	134,463
DraftKings, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 14.00%	Termination(e)	03/31/2033	1,462,001	46,805
							523,059

Net Unrealized Appreciation (Depreciation)							$ 523,059

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(e)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements. 20

Defiance Daily Target 2X Long HIMS ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 16.5%
Money Market Funds - 2.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	3,359,401	$ 3,359,401

U.S. Treasury Bills - 14.4%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 22,673,000	22,627,969

TOTAL SHORT-TERM INVESTMENTS (Cost $25,987,401)		25,987,370

TOTAL INVESTMENTS - 16.5% (Cost $25,987,401)		$ 25,987,370
Other Assets in Excess of Liabilities - 83.5%		131,294,187
TOTAL NET ASSETS - 100.0%		$ 157,281,557

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $22,036,061.

The accompanying notes are an integral part of these financial statements. 21

Defiance Daily Target 2X Long HIMS ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 63.9%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Hims & Hers Health, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(a)	03/18/2033	$ 50,726,390	$ 7,855,560
Hims & Hers Health, Inc.	Clear Street LLC	Receive	OBFR + 5.00%	Termination(a)	01/11/2028	42,278,993	15,774,581
Hims & Hers Health, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 22.50%	Termination(b)	09/08/2028	46,581,878	16,309,462
Hims & Hers Health, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(c)	10/01/2026	43,308,980	14.714.814
Hims & Hers Health, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 13.00%	Termination(b)	10/01/2026	29,887,000	12,990,680
Hims & Hers Health, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 17.50%	Termination(d)	03/31/2033	40,402,904	15,048,788
Hims & Hers Health, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 12.00%	Termination(e)	02/01/2027	34,804,770	16,048,663
Hims & Hers Health, Inc.	Morgan Stanley & Co., Inc.	Receive	OBFR + 21.00%	Termination(f)	04/14/2031	26,490,750	1,780,559
							100,523,107

Net Unrealized Appreciation (Depreciation)							$ 100,523,107

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.

The accompanying notes are an integral part of these financial statements. 22

Defiance Daily Target 2X Long HOOD ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 25.1%
Money Market Funds - 4.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	605,771	$ 605,771

U.S. Treasury Bills - 21.0%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 3,130,000	3,123,784

TOTAL SHORT-TERM INVESTMENTS (Cost $3,729,567)		3,729,555

TOTAL INVESTMENTS - 25.1% (Cost $3,729,567)		$ 3,729,555
Other Assets in Excess of Liabilities - 74.9%		11,105,124
TOTAL NET ASSETS - 100.0%		$ 14,834,679

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $3,122,773.

The accompanying notes are an integral part of these financial statements. 23

Defiance Daily Target 2X Long HOOD ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 4.1%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Robinhood Markets, Inc.	Clear Street LLC	Receive	OBFR + 3.50%	Termination(a)	11/16/2027	$ 4,362,248	$ (30,377)
Robinhood Markets, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 4.00%	Termination(b)	09/08/2028	4,782,459	107,096
Robinhood Markets, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.50%	Termination(c)	02/02/2029	4,774,295	275,897
Robinhood Markets, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 6.00%	Termination(b)	10/01/2026	5,648,975	130,975
Robinhood Markets, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 7.00%	Termination(a)	03/18/2033	5,495,906	127,426
Robinhood Markets, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 7.00%	Termination(d)	03/31/2033	4,599,359	–
							611,017

Net Unrealized Appreciation (Depreciation)							$ 611,017

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements. 24

Defiance Daily Target 2X Long IONQ ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 18.0%
Money Market Funds - 8.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	23,382,410	$ 23,382,410

U.S. Treasury Bills - 9.9%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 28,547,000	28,490,303

TOTAL SHORT-TERM INVESTMENTS (Cost $51,872,728)		51,872,713

TOTAL INVESTMENTS - 18.0% (Cost $51,872,728)		$ 51,872,713
Other Assets in Excess of Liabilities - 82.0%		236,197,350
TOTAL NET ASSETS - 100.0%		$ 288,070,063

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $27,924,320.

The accompanying notes are an integral part of these financial statements. 25

Defiance Daily Target 2X Long IONQ ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 66.1%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
IonQ, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.50%	Termination(a)	02/02/2029	$ 66,597,120	$ 23,066,081
IonQ, Inc.	Clear Street LLC	Receive	OBFR + 3.50%	Termination(b)	11/23/2027	105,386,017	37,490,987
IonQ, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 18.00%	Termination(c)	09/08/2028	69,653,368	22,863,849
IonQ, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(b)	03/18/2033	122,049,600	40,282,976
IonQ, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 13.00%	Termination(c)	07/01/2027	42,864,000	17,281,075
IonQ, Inc.	Morgan Stanley & Co., Inc.	Receive	OBFR + 18.00%	Termination(d)	04/14/2031	40,608,000	3,047,489
IonQ, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 15.00%	Termination(e)	03/31/2033	64,663,548	23,683,708
IonQ, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 12.00%	Termination(f)	01/31/2033	64,205,760	22,699,549
							190,415,714

Net Unrealized Appreciation (Depreciation)							$ 190,415,714

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(e)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.

The accompanying notes are an integral part of these financial statements. 26

Defiance Daily Target 2X Long IREN ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 12.1%
Money Market Funds - 2.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	7,343,031	$ 7,343,031

U.S. Treasury Bills - 9.7%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 30,520,000	30,459,384

TOTAL SHORT-TERM INVESTMENTS (Cost $37,802,464)		37,802,415

TOTAL INVESTMENTS - 12.1% (Cost $37,802,464)		$ 37,802,415
Other Assets in Excess of Liabilities - 87.9%		273,796,898
TOTAL NET ASSETS - 100.0%		$ 311,599,313

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $24,331,484.

The accompanying notes are an integral part of these financial statements. 27

Defiance Daily Target 2X Long IREN ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS – 50.8%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
IREN Ltd.	Cantor Fitzgerald & Co.	Receive	OBFR + 27.50%	Termination(a)	11/01/2028	$ 101,464,272	$ 29,027,663
IREN Ltd.	BMO Capital Markets Corp.	Receive	OBFR + 20.00%	Termination(a)	02/01/2028	28,238,955	6,940,245
IREN Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 5.50%	Termination(b)	10/19/2028	100,668,120	29,347,552
IREN Ltd.	Clear Street LLC	Receive	OBFR + 7.00%	Termination(c)	11/23/2027	136,935,358	38,455,403
IREN Ltd.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(c)	03/18/2033	134,937,150	24,954,792
IREN Ltd.	Nomura Securities International, Inc.	Receive	OBFR + 21.00%	Termination(d)	03/31/2033	19,114,200	4,456,699
IREN Ltd.	National Bank of Canada Financial, Inc.	Receive	OBFR + 24.00%	Termination(e)	01/31/2033	96,071,610	25,449,773
IREN Ltd.	Morgan Stanley & Co., Inc.	Receive	OBFR + 25.00%	Termination(f)	04/14/2031	5,688,750	(187,175)
							158,444,952

Net Unrealized Appreciation (Depreciation)							$ 158,444,952

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.

The accompanying notes are an integral part of these financial statements. 28

Defiance Daily Target 2X Long KEEL ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 7.8%
Money Market Funds - 1.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	57,269	$ 57,269

U.S. Treasury Bills - 6.3%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 240,000	239,523

TOTAL SHORT-TERM INVESTMENTS (Cost $296,793)		296,792

TOTAL INVESTMENTS - 7.8% (Cost $296,793)		$ 296,792
Other Assets in Excess of Liabilities - 92.2%		3,514,529
TOTAL NET ASSETS - 100.0%		$ 3,811,321

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $239,522.

The accompanying notes are an integral part of these financial statements. 29

Defiance Daily Target 2X Long KEEL ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS – 23.2%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Keel Infrastructure Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(a)	12/28/2028	$ 805,980	$ 55,566
Keel Infrastructure Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 20.00%	Termination(b)	09/08/2028	1,122,945	262,311
Keel Infrastructure Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(a)	04/29/2033	3,481,306	–
Keel Infrastructure Corp.	Clear Street LLC	Receive	OBFR + 21.00%	Termination(c)	02/08/2028	1,172,850	279,822
Keel Infrastructure Corp.	National Bank of Canada Financial, Inc.	Receive	OBFR + 25.00%	Termination(d)	01/31/2033	1,039,290	286,072
							883,771

Net Unrealized Appreciation (Depreciation)							$ 883,771

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.

The accompanying notes are an integral part of these financial statements. 30

Defiance Daily Target 2X Long LLY ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 43.3%
Money Market Funds - 10.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	7,059,376	$ 7,059,376

U.S. Treasury Bills - 32.7%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 21,847,000	21,803,610

TOTAL SHORT-TERM INVESTMENTS (Cost $28,863,049)		28,862,986

TOTAL INVESTMENTS - 43.3% (Cost $28,863,049)		$ 28,862,986
Other Assets in Excess of Liabilities - 56.7%		37,807,385
TOTAL NET ASSETS - 100.0%		$ 66,670,371

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $21,227,673.

The accompanying notes are an integral part of these financial statements. 31

Defiance Daily Target 2X Long LLY ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 20.3%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Eli Lilly & Co.	BMO Capital Markets Corp.	Receive	OBFR + 3.00%	Termination(a)	10/29/2026	$ 16,355,500	$ 1,459,325
Eli Lilly & Co.	Marex Capital Markets, Inc.	Receive	OBFR + 2.00%	Termination(b)	10/01/2026	20,187,360	1,082,334
Eli Lilly & Co.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(c)	10/13/2026	22,903,308	2,787,292
Eli Lilly & Co.	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination(a)	09/08/2028	23,247,240	3,772,217
Eli Lilly & Co.	Morgan Stanley & Co., Inc.	Receive	OBFR + 2.50%	Termination(d)	10/16/2028	30,281,040	2,701,836
Eli Lilly & Co.	Nomura Securities International, Inc.	Receive	OBFR + 3.00%	Termination(e)	03/31/2033	20,300,447	1,727,363
							13,530,367

Net Unrealized Appreciation (Depreciation)							$ 13,530,367

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(e)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements. 32

Defiance Daily Target 2X Long LMND ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 18.7%
Money Market Funds - 6.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	350,929	$ 350,929

U.S. Treasury Bills - 12.6%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 730,000	728,550

TOTAL SHORT-TERM INVESTMENTS (Cost $1,079,481)		1,079,479

TOTAL INVESTMENTS - 18.7% (Cost $1,079,481)		$ 1,079,479
Other Assets in Excess of Liabilities - 81.3%		4,688,165
TOTAL NET ASSETS - 100.0%		$ 5,767,644

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $728,547.

The accompanying notes are an integral part of these financial statements. 33

Defiance Daily Target 2X Long LMND ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 11.3%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Lemonade, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 12.50%	Termination(a)	09/08/2028	$ 1,942,922	$ 164,979
Lemonade, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	10/20/2028	2,395,872	171,439
Lemonade, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 9.00%	Termination(c)	03/18/2033	2,316,576	–
Lemonade, Inc.	Clear Street LLC	Receive	OBFR + 5.00%	Termination(c)	01/04/2028	2,256,198	159,962
Lemonade, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 11.00%	Termination(d)	03/31/2033	2,339,232	156,413
Lemonade, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 25.00%	Termination(e)	01/31/2033	283,200	–
							652,793

Net Unrealized Appreciation (Depreciation)							$ 652,793

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.

The accompanying notes are an integral part of these financial statements. 34

Defiance Daily Target 2X Long LUNR ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 5.9%
Money Market Funds - 4.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	1,909,827	$ 1,909,827

U.S. Treasury Bills - 1.7%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 780,000	778,451

TOTAL SHORT-TERM INVESTMENTS (Cost $2,688,280)		2,688,278

TOTAL INVESTMENTS - 5.9% (Cost $2,688,280)		$ 2,688,278
Other Assets in Excess of Liabilities - 94.1%		42,835,850
TOTAL NET ASSETS - 100.0%		$ 45,524,128

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $778,448.

The accompanying notes are an integral part of these financial statements. 35

Defiance Daily Target 2X Long LUNR ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 17.7%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Intuitive Machines, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(a)	01/12/2029	$ 9,176,700	$ 1,029,170
Intuitive Machines, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(b)	09/08/2028	9,447,514	2,131,071
Intuitive Machines, Inc.	Clear Street LLC	Receive	OBFR + 8.00%	Termination(c)	02/22/2028	12,770,417	2,168,720
Intuitive Machines, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(a)	04/29/2033	45,156,036	–
Intuitive Machines, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 17.00%	Termination(d)	03/30/2033	4,829,175	8,424
Intuitive Machines, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 25.00%	Termination(e)	01/31/2033	9,645,675	2,733,955
							8,071,340

Net Unrealized Appreciation (Depreciation)							$ 8,071,340

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.

The accompanying notes are an integral part of these financial statements. 36

Defiance Daily Target 2X Long MP ETF

Schedule of Investments

April 30, 2026

SHORT-TERM INVESTMENTS - 17.7%
Money Market Funds - 5.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	306,204	$ 306,204

U.S. Treasury Bills - 12.3%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 695,000	693,620

TOTAL SHORT-TERM INVESTMENTS (Cost $999,825)		999,824

TOTAL INVESTMENTS - 17.7% (Cost $999,825)		$999,824
Other Assets in Excess of Liabilities - 82.3%		4,665,582
TOTAL NET ASSETS - 100.0%		$ 5,665,406

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $678,647.

The accompanying notes are an integral part of these financial statements. 37

Defiance Daily Target 2X Long MP ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS – 37.1%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
MP Materials Corp.	Jane Street Execution Services, LLC	Receive	OBFR + 7.00%	Termination(a)	03/18/2033	$ 2,677,261	$ 304,329
MP Materials Corp.	Clear Street LLC	Receive	OBFR + 2.50%	Termination(a)	11/23/2027	2,075,571	413,465
MP Materials Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 3.50%	Termination(b)	10/25/2028	1,960,728	419,767
MP Materials Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 8.00%	Termination(c)	11/01/2028	2,332,797	429,179
MP Materials Corp.	Nomura Securities International, Inc.	Receive	OBFR + 10.00%	Termination(d)	03/31/2033	2,284,324	534,070
							2,100,810

Net Unrealized Appreciation (Depreciation)							$ 2,100,810

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements. 38

Defiance Daily Target 2X Long MRNA ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 25.9%
Money Market Funds - 4.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	17,863	$ 17,863

U.S. Treasury Bills - 21.6%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 90,000	89,822

TOTAL SHORT-TERM INVESTMENTS (Cost $107,685)		107,685

TOTAL INVESTMENTS - 25.9% (Cost $107,685)		$ 107,685
Other Assets in Excess of Liabilities - 74.1%		308,163
TOTAL NET ASSETS - 100.0%		$ 415,848

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $89,821.

The accompanying notes are an integral part of these financial statements. 39

Defiance Daily Target 2X Long MRNA ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 10.9%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Moderna, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(a)	02/02/2029	$ 236,591	$ 1,133
Moderna, Inc.	Clear Street LLC	Receive	OBFR + 5.00%	Termination(b)	03/07/2028	246,560	26,783
Moderna, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.00%	Termination(c)	09/08/2028	143,700	726
Moderna, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 13.00%	Termination(d)	03/31/2033	204,893	16,567
							45,209

Net Unrealized Appreciation (Depreciation)							$ 45,209

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements. 40

Defiance Daily Target 2X Long MSTR ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 14.5%
Money Market Funds - 6.1%	Shares	Value
Dreyfus Government Cash Management - Class Institutional, 3.52%(a)	12	$ 12
First American Government Obligations Fund - Class X, 3.56%(a)	23,034,159	23,034,159
		23,034,171

U.S. Treasury Bills - 8.4%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 31,700,000	31,637,040

TOTAL SHORT-TERM INVESTMENTS (Cost $54,671,245)		54,671,211

TOTAL INVESTMENTS - 14.5% (Cost $54,671,245)		$ 54,671,211
Other Assets in Excess of Liabilities - 85.5%		322,697,602
TOTAL NET ASSETS - 100.0%		$ 377,368,813

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $31,636,917.

The accompanying notes are an integral part of these financial statements. 41

Defiance Daily Target 2X Long MSTR ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS – 42.5%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Strategy, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 7.50%	Termination(a)	09/22/2028	$ 142,287,000	$ 30,417,530
Strategy, Inc.	Clear Street LLC	Receive	OBFR + 17.00%	Termination(b)	11/08/2027	145,071,027	35,605,053
Strategy, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 14.00%	Termination(c)	10/05/2026	144,515,281	39,644,693
Strategy, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 16.00%	Termination(c)	10/01/2026	74,452,500	18,271,775
Strategy, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(b)	03/18/2033	124,087,500	23,373,545
Strategy, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 13.00%	Termination(d)	01/31/2033	124,087,500	12,889,565
							160,202,161

Net Unrealized Appreciation (Depreciation)							$ 160,202,161

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.

The accompanying notes are an integral part of these financial statements. 42

Defiance Daily Target 2X Long NOK ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 21.7%
Money Market Funds - 10.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	2,819,284	$ 2,819,284

U.S. Treasury Bills - 11.1%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 2,950,000	2,944,141

TOTAL SHORT-TERM INVESTMENTS (Cost $5,763,439)		5,763,425

TOTAL INVESTMENTS - 21.7% (Cost $5,763,439)		$ 5,763,425
Other Assets in Excess of Liabilities - 78.3%		20,808,236
TOTAL NET ASSETS - 100.0%		$ 26,571,661

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $2,944,130.

The accompanying notes are an integral part of these financial statements. 43

Defiance Daily Target 2X Long NOK ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 32.6%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Nokia Oyj	Clear Street LLC	Receive	OBFR + 2.50%	Termination(a)	02/22/2028	$ 13,120,949	$ 2,188,140
Nokia Oyj	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	01/19/2029	11,141,330	1,840,350
Nokia Oyj	Cantor Fitzgerald & Co.	Receive	OBFR + 6.00%	Termination(c)	09/08/2028	11,913,774	2,013,593
Nokia Oyj	Nomura Securities International, Inc.	Receive	OBFR + 17.50%	Termination(d)	03/31/2033	16,968,388	2,630,051
							8,672,134

Net Unrealized Appreciation (Depreciation)							$ 8,672,134

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements. 44

Defiance Daily Target 2X Long NVO ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 28.2%
Money Market Funds - 9.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	4,497,995	$ 4,497,995

U.S. Treasury Bills - 18.3%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 8,280,000	8,263,555

TOTAL SHORT-TERM INVESTMENTS (Cost $12,761,580)		12,761,550

TOTAL INVESTMENTS - 28.2% (Cost $12,761,580)		$ 12,761,550
Other Assets in Excess of Liabilities - 71.8%		32,446,628
TOTAL NET ASSETS - 100.0%		$ 45,208,178

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $8,263,523.

The accompanying notes are an integral part of these financial statements. 45

Defiance Daily Target 2X Long NVO ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 20.5%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Novo Nordisk A/S	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(a)	09/24/2026	$ 10,977,200	$ (47,454)
Novo Nordisk A/S	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination(b)	09/08/2028	12,396,467	1,149,280
Novo Nordisk A/S	Clear Street LLC	Receive	OBFR + 1.25%	Termination(c)	08/25/2026	11,773,427	1,077,118
Novo Nordisk A/S	BMO Capital Markets Corp.	Receive	OBFR + 15.00%	Termination(b)	01/04/2027	6,966,300	668,400
Novo Nordisk A/S	National Bank of Canada Financial, Inc.	Receive	OBFR + 5.00%	Termination(d)	01/31/2033	11,188,300	1,019,616
Novo Nordisk A/S	Morgan Stanley & Co., Inc.	Receive	OBFR + 3.50%	Termination(e)	10/06/2028	25,437,550	4,175,325
Novo Nordisk A/S	Nomura Securities International, Inc.	Receive	OBFR + 5.50%	Termination(f)	03/31/2033	11,678,559	1,168,891
							9,211,176

Net Unrealized Appreciation (Depreciation)							$ 9,211,176

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(f)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements. 46

Defiance Daily Target 2X Long OKLO ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 11.8%
Money Market Funds - 4.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	12,641,442	$ 12,641,442

U.S. Treasury Bills - 7.6%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 23,050,000	23,004,219

TOTAL SHORT-TERM INVESTMENTS (Cost $35,645,694)		35,645,661

TOTAL INVESTMENTS - 11.8% (Cost $35,645,694)		$ 35,645,661
Other Assets in Excess of Liabilities - 88.2%		265,175,430
TOTAL NET ASSETS - 100.0%		$ 300,821,091

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $23,004,131.

The accompanying notes are an integral part of these financial statements. 47

Defiance Daily Target 2X Long OKLO ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 42.3%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Oklo, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 17.00%	Termination(a)	09/23/2026	$ 109,452,670	$ 20,525,038
Oklo, Inc.	Clear Street LLC	Receive	OBFR + 2.50%	Termination(b)	01/25/2028	122,328,960	22,088,299
Oklo, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(b)	03/18/2033	94,250,000	20,471,433
Oklo, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 6.50%	Termination(c)	07/23/2026	79,750,000	17,775,677
Oklo, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 15.00%	Termination(a)	12/01/2026	47,125,000	12,959,032
Oklo, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 15.00%	Termination(d)	01/31/2033	79,750,000	16,593,231
Oklo, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 12.50%	Termination(e)	03/31/2033	68,875,000	16,818,073
							127,230,783

Net Unrealized Appreciation (Depreciation)							$ 127,230,783

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(e)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements. 48

Defiance Daily Target 2X Long ONDS ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 9.2%
Money Market Funds - 4.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	2,169,257	$ 2,169,257

U.S. Treasury Bills - 5.0%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 2,600,000	2,594,836

TOTAL SHORT-TERM INVESTMENTS (Cost $4,764,101)		4,764,093

TOTAL INVESTMENTS - 9.2% (Cost $4,764,101)		$ 4,764,093
Other Assets in Excess of Liabilities - 90.8%		47,081,641
TOTAL NET ASSETS - 100.0%		$ 51,845,734

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $2,594,826.

The accompanying notes are an integral part of these financial statements. 49

Defiance Daily Target 2X Long ONDS ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 11.5%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Ondas Holdings, Inc.	Clear Street LLC	Receive	OBFR + 15.00%	Termination(a)	02/08/2028	$ 27,170,258	$ 1,059,079
Ondas Holdings, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 25.00%	Termination(b)	09/08/2028	25,013,034	2,459,865
Ondas Holdings, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(c)	12/28/2028	23,092,000	419,325
Ondas Holdings, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 28.00%	Termination(d)	03/30/2033	4,518,000	247,500
Ondas Holdings, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 25.00%	Termination(e)	01/31/2033	20,582,000	1,660,254
Ondas Holdings, Inc.	Morgan Stanley & Co., Inc.	Receive	OBFR + 31.00%	Termination(f)	04/14/2031	3,263,000	102,868
							5,948,891

Net Unrealized Appreciation (Depreciation)							$ 5,948,891

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.

The accompanying notes are an integral part of these financial statements. 50

Defiance Daily Target 2X Long ORCL ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 37.6%
Money Market Funds - 4.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	13,069,570	$ 13,069,570

U.S. Treasury Bills - 33.1%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 95,480,000	95,290,366

TOTAL SHORT-TERM INVESTMENTS (Cost $108,360,118)		108,359,936

TOTAL INVESTMENTS - 37.6% (Cost $108,360,118)		$ 108,359,936
Other Assets in Excess of Liabilities - 62.4%		179,511,767
TOTAL NET ASSETS - 100.0%		$ 287,871,703

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $93,973,620.

The accompanying notes are an integral part of these financial statements. 51

Defiance Daily Target 2X Long ORCL ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS – 22.5%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Oracle Corp.	BMO Capital Markets Corp.	Receive	OBFR + 3.00%	Termination(a)	10/01/2026	$ 32,278,000	$ 4,982,000
Oracle Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	02/02/2029	80,695,000	7,839,552
Oracle Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(c)	01/04/2028	85,496,675	11,081,603
Oracle Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 4.00%	Termination(a)	09/08/2028	67,622,894	9,859,141
Oracle Corp.	Nomura Securities International, Inc.	Receive	OBFR + 4.00%	Termination(d)	03/31/2033	102,482,650	6,306,216
Oracle Corp.	Morgan Stanley & Co., Inc.	Receive	OBFR + 4.50%	Termination(e)	01/23/2029	126,287,675	17,284,431
Oracle Corp.	National Bank of Canada Financial, Inc.	Receive	OBFR + 3.00%	Termination(f)	02/01/2027	80,695,000	7,543,902
							64,896,845

Net Unrealized Appreciation (Depreciation)							$ 64,896,845

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.

The accompanying notes are an integral part of these financial statements. 52

Defiance Daily Target 2X Long PL ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 6.6%
Money Market Funds - 4.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	1,266,450	$ 1,266,450

U.S. Treasury Bills - 2.6%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 800,000	798,411

TOTAL SHORT-TERM INVESTMENTS (Cost $2,064,863)		2,064,861

TOTAL INVESTMENTS - 6.6% (Cost $2,064,863)		$ 2,064,861
Other Assets in Excess of Liabilities - 93.4%		29,431,345
TOTAL NET ASSETS - 100.0%		$ 31,496,206

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $798,408.

The accompanying notes are an integral part of these financial statements. 53

Defiance Daily Target 2X Long PL ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 18.9%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Planet Labs PBC	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(a)	04/29/2033	$ 29,962,265	$ –
Planet Labs PBC	Clear Street LLC	Receive	OBFR + 6.00%	Termination(b)	02/22/2028	7,974,909	1,672,988
Planet Labs PBC	Cantor Fitzgerald & Co.	Receive	OBFR + 17.50%	Termination(c)	09/08/2028	8,402,320	1,744,075
Planet Labs PBC	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(a)	01/05/2029	7,394,000	1,617,291
Planet Labs PBC	National Bank of Canada Financial, Inc.	Receive	OBFR + 25.00%	Termination(d)	01/31/2033	7,394,000	855,465
Planet Labs PBC	Nomura Securities International, Inc.	Receive	OBFR + 19.00%	Termination(e)	03/30/2033	1,848,500	73,666
							5,963,485

Net Unrealized Appreciation (Depreciation)							$ 5,963,485

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(e)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements. 54

Defiance Daily Target 2X Long POET ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 0.0%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)(d)
POET Technologies, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 55.00%	Termination(a)	11/30/2028	$ 232,230	$ –
POET Technologies, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	05/01/2033	890,000	–
POET Technologies, Inc.	Clear Street LLC	Receive	OBFR + 12.00%	Termination(c)	07/10/2028	877,284	–
							–

Net Unrealized Appreciation (Depreciation)							$ –

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	The Fund commenced operations on April 30, 2026, its fiscal year-end. Accordingly, unrealized appreciation (depreciation) on swap agreements was $0.00 as of April 30, 2026.

The accompanying notes are an integral part of these financial statements. 55

Defiance Daily Target 2X Long QS ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 27.0%
Money Market Funds - 7.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	1,290,095	$ 1,290,095

U.S. Treasury Bills - 19.2%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 3,160,000	3,153,724

TOTAL SHORT-TERM INVESTMENTS (Cost $4,443,832)		4,443,819

TOTAL INVESTMENTS - 27.0% (Cost $4,443,832)		$ 4,443,819
Other Assets in Excess of Liabilities - 73.0%		12,033,157
TOTAL NET ASSETS - 100.0%		$ 16,476,976

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $3,153,712.

The accompanying notes are an integral part of these financial statements. 56

Defiance Daily Target 2X Long QS ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS – 14.8%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
QuantumScape Corp.	Clear Street LLC	Receive	OBFR + 8.00%	Termination(a)	01/04/2028	$ 7,122,782	$ 679,622
QuantumScape Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(b)	10/19/2028	6,378,750	184,707
QuantumScape Corp.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(a)	03/18/2033	3,827,250	286,292
QuantumScape Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 30.00%	Termination(c)	11/01/2028	6,884,931	864,119
QuantumScape Corp.	National Bank of Canada Financial, Inc.	Receive	OBFR + 29.00%	Termination(d)	01/31/2033	1,822,500	28,391
QuantumScape Corp.	Morgan Stanley & Co., Inc.	Receive	OBFR + 14.00%	Termination(e)	04/14/2031	3,717,900	137,684
QuantumScape Corp.	Nomura Securities International, Inc.	Receive	OBFR + 22.50%	Termination(f)	03/31/2033	3,207,600	258,918
							2,439,733

Net Unrealized Appreciation (Depreciation)							$ 2,439,733

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(f)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements. 57

Defiance Daily Target 2X Long RKT ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 22.9%
Money Market Funds - 3.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	57,287	$ 57,287

U.S. Treasury Bills - 19.5%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 330,000	329,344

TOTAL SHORT-TERM INVESTMENTS (Cost $386,632)		386,631

TOTAL INVESTMENTS - 22.9% (Cost $386,632)		$ 386,631
Other Assets in Excess of Liabilities - 77.1%		1,306,455
TOTAL NET ASSETS - 100.0%		$ 1,693,076

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $329,343.

The accompanying notes are an integral part of these financial statements. 58

Defiance Daily Target 2X Long RKT ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS – 6.8%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Rocket Cos., Inc.	Clear Street LLC	Receive	OBFR + 2.00%	Termination(a)	02/22/2028	$ 830,475	$ 17,487
Rocket Cos., Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 10.00%	Termination(b)	09/08/2028	554,975	21,472
Rocket Cos., Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(c)	01/12/2029	701,760	18,260
Rocket Cos., Inc.	Nomura Securities International, Inc.	Receive	OBFR + 9.00%	Termination(d)	03/31/2033	801,176	53,156
Rocket Cos., Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 25.00%	Termination(e)	01/31/2033	497,080	4,386
							114,761

Net Unrealized Appreciation (Depreciation)							$ 114,761

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.

The accompanying notes are an integral part of these financial statements. 59

Defiance Daily Target 2X Long SMCI ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 18.1%
Money Market Funds - 9.2%	Shares	Value
Dreyfus Government Cash Management - Class Institutional, 3.52%(a)	202	$ 201
First American Government Obligations Fund - Class X, 3.56%(a)	9,330,166	9,330,166
		9,330,367

U.S. Treasury Bills - 8.9%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 8,970,000	8,952,185

TOTAL SHORT-TERM INVESTMENTS (Cost $18,282,576)		18,282,552

TOTAL INVESTMENTS - 18.1% (Cost $18,282,576)		$ 18,282,552
Other Assets in Excess of Liabilities - 81.9%		82,690,360
TOTAL NET ASSETS - 100.0%		$ 100,972,912

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $8,952,150.

The accompanying notes are an integral part of these financial statements. 60

Defiance Daily Target 2X Long SMCI ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 23.9%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Super Micro Computer, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 40.00%	Termination(a)	03/18/2033	$ 41,100,000	$ 6,741,880
Super Micro Computer, Inc.	Clear Street LLC	Receive	OBFR + 6.00%	Termination(a)	12/14/2027	32,345,481	3,713,562
Super Micro Computer, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(b)	09/18/2028	34,250,000	1,869,150
Super Micro Computer, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 10.00%	Termination(c)	10/01/2026	9,453,000	1,238,975
Super Micro Computer, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 17.50%	Termination(c)	09/08/2028	29,695,380	3,307,102
Super Micro Computer, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 12.00%	Termination(d)	01/31/2033	21,920,000	2,006,599
Super Micro Computer, Inc.	Morgan Stanley & Co., Inc.	Receive	OBFR + 9.00%	Termination(e)	10/06/2028	16,714,000	4,190,700
Super Micro Computer, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 15.00%	Termination(f)	03/31/2033	16,440,000	1,049,694
							24,117,662

Net Unrealized Appreciation (Depreciation)							$ 24,117,662

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(f)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements. 61

Defiance Daily Target 2X Long SOFI ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 28.1%
Money Market Funds - 5.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	3,523,959	$ 3,523,959

U.S. Treasury Bills - 22.2%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 13,344,000	13,317,498

TOTAL SHORT-TERM INVESTMENTS (Cost $16,841,481)		16,841,457

TOTAL INVESTMENTS - 28.1% (Cost $16,841,481)		$ 16,841,457
Other Assets in Excess of Liabilities - 71.9%		42,986,839
TOTAL NET ASSETS - 100.0%		$ 59,828,296

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $12,793,490.

The accompanying notes are an integral part of these financial statements. 62

Defiance Daily Target 2X Long SOFI ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 5.7%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
SoFi Technologies, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 7.00%	Termination(a)	03/18/2033	$ 16,502,500	$ 297,177
SoFi Technologies, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	02/02/2029	16,100,000	563,436
SoFi Technologies, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(a)	03/07/2028	17,443,207	215,333
SoFi Technologies, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 12.00%	Termination(c)	10/01/2026	9,016,000	396,650
SoFi Technologies, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 9.00%	Termination(c)	09/08/2028	21,221,523	513,219
SoFi Technologies, Inc.	Morgan Stanley & Co., Inc.	Receive	OBFR + 11.00%	Termination(d)	04/14/2031	16,100,000	575,000
SoFi Technologies, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 6.75%	Termination(e)	03/31/2033	12,477,500	487,697
SoFi Technologies, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 12.00%	Termination(f)	01/31/2033	10,787,000	376,577
							3,425,089

Net Unrealized Appreciation (Depreciation)							$ 3,425,089

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(e)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.

The accompanying notes are an integral part of these financial statements. 63

Defiance Daily Target 2X Long SOUN ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 26.0%
Money Market Funds - 8.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	1,368,509	$ 1,368,509

U.S. Treasury Bills - 17.9%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 3,040,000	3,033,963

TOTAL SHORT-TERM INVESTMENTS (Cost $4,402,483)		4,402,472

TOTAL INVESTMENTS - 26.0% (Cost $4,402,483)		$ 4,402,472
Other Assets in Excess of Liabilities - 74.0%		12,573,403
TOTAL NET ASSETS - 100.0%		$ 16,975,875

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $3,033,950.

The accompanying notes are an integral part of these financial statements. 64

Defiance Daily Target 2X Long SOUN ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 24.1%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
SoundHound AI, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 12.50%	Termination(a)	09/08/2028	$ 3,756,404	$ 624,016
SoundHound AI, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(b)	03/18/2033	5,771,000	414,329
SoundHound AI, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.50%	Termination(c)	07/23/2026	4,537,200	652,765
SoundHound AI, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 15.00%	Termination(a)	02/01/2027	3,582,000	751,775
SoundHound AI, Inc.	Clear Street LLC	Receive	OBFR + 10.00%	Termination(b)	03/14/2028	4,562,401	511,582
SoundHound AI, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 20.00%	Termination(d)	01/31/2033	3,972,040	670,757
SoundHound AI, Inc.	Morgan Stanley & Co., Inc.	Receive	OBFR + 19.00%	Termination(e)	04/14/2031	3,148,180	(13,437)
SoundHound AI, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 20.00%	Termination(f)	03/31/2033	4,616,800	485,215
							4,097,002

Net Unrealized Appreciation (Depreciation)							$ 4,097,002

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(f)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements. 65

Defiance Daily Target 2X Long VST ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 30.4%
Money Market Funds - 8.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	593,456	$ 593,456

U.S. Treasury Bills - 21.9%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 1,541,000	1,537,939

TOTAL SHORT-TERM INVESTMENTS (Cost $2,131,399)		2,131,395

TOTAL INVESTMENTS - 30.4% (Cost $2,131,399)		$ 2,131,395
Other Assets in Excess of Liabilities - 69.6%		4,885,123
TOTAL NET ASSETS - 100.0%		$ 7,016,518

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $1,457,095.

The accompanying notes are an integral part of these financial statements. 66

Defiance Daily Target 2X Long VST ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS – 8.9%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Vistra Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 3.50%	Termination(a)	10/01/2026	$ 947,040	$ (111,380)
Vistra Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination(b)	09/08/2028	1,065,736	51,045
Vistra Corp.	Jane Street Execution Services, LLC	Receive	OBFR + 7.00%	Termination(c)	03/18/2033	2,841,120	–
Vistra Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(c)	01/11/2028	1,418,192	69,639
Vistra Corp.	BMO Capital Markets Corp.	Receive	OBFR + 15.00%	Termination(b)	02/01/2027	1,617,860	117,371
Vistra Corp.	Nomura Securities International, Inc.	Receive	OBFR + 5.50%	Termination(d)	03/31/2033	2,115,056	197,918
Vistra Corp.	Morgan Stanley & Co., Inc.	Receive	OBFR + 4.50%	Termination(e)	01/23/2029	4,024,920	301,410
							626,003

Net Unrealized Appreciation (Depreciation)							$ 626,003

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.

The accompanying notes are an integral part of these financial statements. 67

Defiance Daily Target 2X Long ZETA ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 8.2%
Money Market Funds - 3.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	136,175	$ 136,175

U.S. Treasury Bills - 4.7%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 180,000	179,643

TOTAL SHORT-TERM INVESTMENTS (Cost $315,819)		315,818

TOTAL INVESTMENTS - 8.2% (Cost $315,819)		$ 315,818
Other Assets in Excess of Liabilities - 91.8%		3,528,789
TOTAL NET ASSETS - 100.0%		$ 3,844,607

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $179,642.

The accompanying notes are an integral part of these financial statements. 68

Defiance Daily Target 2X Long ZETA ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 11.0%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Zeta Global Holdings Corp.	Clear Street LLC	Receive	OBFR + 4.50%	Termination(a)	03/07/2028	$ 1,638,901	$ 115,978
Zeta Global Holdings Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	02/02/2029	1,473,600	105,038
Zeta Global Holdings Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.00%	Termination(c)	09/08/2028	2,736,770	111,918
Zeta Global Holdings Corp.	Nomura Securities International, Inc.	Receive	OBFR + 17.00%	Termination(d)	03/31/2033	921,000	87,693
Zeta Global Holdings Corp.	National Bank of Canada Financial, Inc.	Receive	OBFR + 20.00%	Termination(e)	01/31/2033	921,000	2,702
							423,329

Net Unrealized Appreciation (Depreciation)							$ 423,329

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.

The accompanying notes are an integral part of these financial statements. 69

Defiance Daily Target 2X Short AMD ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 19.8%
Money Market Funds - 3.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	902,327	$ 902,327

U.S. Treasury Bills - 16.5%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 4,460,000	4,451,142

TOTAL SHORT-TERM INVESTMENTS (Cost $5,353,482)		5,353,469

TOTAL INVESTMENTS - 19.8% (Cost $5,353,482)		$ 5,353,469
Other Assets in Excess of Liabilities - 80.2%		21,675,687
TOTAL NET ASSETS - 100.0%		$ 27,029,156

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $4,451,125.

The accompanying notes are an integral part of these financial statements. 70

Defiance Daily Target 2X Short AMD ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - (2.6)%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Advanced Micro Devices, Inc.	Clear Street LLC	Pay	OBFR + (1.25%)	Termination(a)	01/11/2028	$ (11,084,193)	$ (208,871)
Advanced Micro Devices, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (2.50%)	Termination(b)	11/01/2028	(11,241,232)	(211,829)
Advanced Micro Devices, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (1.50%)	Termination(c)	11/13/2028	(14,355,427)	(270,513)
Advanced Micro Devices, Inc.	Nomura Securities International, Inc.	Pay	OBFR + (5.75%)	Termination(d)	03/31/2033	(17,352,286)	–
							(691,213)

Net Unrealized Appreciation (Depreciation)							$ (691,213)

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements. 71

Defiance Daily Target 2X Short MSTR ETF

Schedule of Investments

April 30, 2026

SHORT-TERM INVESTMENTS - 22.5%
Money Market Funds - 1.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	339,522	$ 339,522

U.S. Treasury Bills - 21.3%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 6,200,000	6,187,686

TOTAL SHORT-TERM INVESTMENTS (Cost $6,527,223)		6,527,208

TOTAL INVESTMENTS - 22.5% (Cost $6,527,223)		$ 6,527,208
Other Assets in Excess of Liabilities - 77.5%		22,421,531
TOTAL NET ASSETS - 100.0%		$ 28,948,739

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $6,186,664.

The accompanying notes are an integral part of these financial statements. 72

Defiance Daily Target 2X Short MSTR ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 7.2%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Strategy, Inc.	Clear Street LLC	Pay	OBFR + (2.50%)	Termination(a)	01/25/2028	$ (9,769,988)	$ –
Strategy, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (7.50%)	Termination(b)	09/08/2028	(11,790,464)	187,858
Strategy, Inc.	Jane Street Execution Services, LLC	Pay	OBFR + (13.00%)	Termination(a)	03/18/2033	(16,048,650)	125,069
Strategy, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (5.00%)	Termination(c)	09/24/2026	(9,529,258)	794,236
Strategy, Inc.	BMO Capital Markets Corp.	Pay	OBFR + (16.00%)	Termination(b)	12/01/2027	(10,754,250)	862,720
							1,969,883

Net Unrealized Appreciation (Depreciation)							$ 1,969,883

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.

The accompanying notes are an integral part of these financial statements. 73

Defiance Daily Target 2X Short SMCI ETF
Schedule of Investments
April 30, 2026
SHORT-TERM INVESTMENTS - 47.8%
Money Market Funds - 8.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	249,357	$ 249,357

U.S. Treasury Bills - 39.1%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$ 1,130,000	1,127,756

TOTAL SHORT-TERM INVESTMENTS (Cost $1,377,117)		1,377,113

TOTAL INVESTMENTS - 47.8% (Cost $1,377,117)		$ 1,377,113
Other Assets in Excess of Liabilities - 52.2%		1,503,731
TOTAL NET ASSETS - 100.0%		$ 2,880,844

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $1,127,751.

The accompanying notes are an integral part of these financial statements. 74

Defiance Daily Target 2X Short SMCI ETF
Schedule of Total Return Swaps Contracts
April 30, 2026

TOTAL RETURN SWAPS - 15.7%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Super Micro Computer, Inc.	Clear Street LLC	Pay	OBFR + (2.50%)	Termination(a)	01/25/2028	$(784,462)	$43,259
Super Micro Computer, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (2.00%)	Termination(b)	09/24/2026	(766,926)	30,620
Super Micro Computer, Inc.	Jane Street Execution Services, LLC	Pay	OBFR + (25.00%)	Termination(a)	03/18/2033	(1,507,000)	58,937
Super Micro Computer, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (15.00%)	Termination(c)	09/21/2026	(1,088,547)	242,251
Super Micro Computer, Inc.	Nomura Securities International, Inc.	Pay	OBFR + (17.50%)	Termination(d)	03/31/2033	(1,616,600)	78,491
							453,558

Net Unrealized Appreciation (Depreciation)							$453,558

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements. 75

Statements of Assets and Liabilities
April 30, 2026
	Defiance 2X Daily Long Pure Drone and Aerial Automation ETF	Defiance Daily 2X Space ETF	Defiance Daily Target 2X Long AMAT ETF	Defiance Daily Target 2X Long ANET ETF	Defiance Daily Target 2X Long AVAV ETF
ASSETS:	–	–	–	–	–
Investments, at value (cost $71,309, $497,960, $–, $1,213,049 and $2,101,329) (Note 2)	$71,309	$497,959	$—	$1,213,046	$2,101,321
Segregated cash for swap contracts	96,697	422,425	—	2,209,557	6,531,680
Unrealized appreciation on swap contracts	13,847	146,850	—	3,225,550	838,052
Interest receivable	11	247	—	838	1,277
Receivable for fund shares sold	—	—	1,000,000	—	—
Due from broker	—	56,578	—	221,479	10,781
Other assets	—	—	—	3,002	36
Total assets	181,864	1,124,059	1,000,000	6,873,472	9,483,147

LIABILITIES:
Due to broker	62,105	7,473	2	530,509	208,533
Unrealized depreciation on swap contracts	4,449	38,894	—	—	—
Payable to adviser (Note 4)	132	1,009	—	5,566	8,737
Interest payable	—	—	—	942	48
Total liabilities	66,686	47,376	2	537,017	217,318
NET ASSETS	$115,178	$1,076,683	$999,998	$6,336,455	$9,265,829

NET ASSETS CONSISTS OF:	—	—	—	—	—
Paid-in capital	$448,761	$999,067	$1,000,000	$5,319,013	$17,942,853
Total distributable earnings/(accumulated losses)	(333,583)	77,616	(2)	1,017,442	(8,677,024)
Total Net Assets	$115,178	$1,076,683	$999,998	$6,336,455	$9,265,829

Net assets	$115,178	$1,076,683	$999,998	$6,336,455	$9,265,829
Shares issued and outstanding(a)	10,000	40,000	50,000	260,000	819,984
Net asset value per share	$11.52	$26.92	$20.00	$24.37	$11.30

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements. 76

Statements of Assets and Liabilities
April 30, 2026
	Defiance Daily Target 2X Long AVGO ETF	Defiance Daily Target 2X Long B ETF	Defiance Daily Target 2X Long Copper Miners ETF	Defiance Daily Target 2X Long CVNA ETF	Defiance Daily Target 2X Long DKNG ETF
ASSETS:	–	–	–	–	–
Investments, at value (cost $23,248,004, $234,200, $1,205,089, $545,750 and $1,523,230) (Note 2)	$23,247,964	$234,200	$1,205,087	$545,749	$1,523,227
Unrealized appreciation on swap contracts	101,413,455	23,926	470,947	1,805,690	523,059
Segregated cash for swap contracts	26,411,316	219,052	2,153,161	1,559,147	3,149,475
Due from broker	22,809,757	184,538	—	363,525	29,736
Interest receivable	20,006	385	1,177	331	1,549
Other assets	25,722	—	304	4,562	89
Total assets	173,928,220	662,101	3,830,676	4,279,004	5,227,135
	$—	$—	$—	$—	$—
LIABILITIES:
Due to broker	8,956,218	92,009	138,482	208,626	136,530
Payable to adviser (Note 4)	193,425	980	3,092	4,511	5,272
Interest payable	6,513	217	1,451	774	—
Unrealized depreciation on swap contracts	—	5,770	—	—	—
Total liabilities	9,156,156	98,976	143,025	213,911	141,802
NET ASSETS	$164,772,064	$563,125	$3,687,651	$4,065,093	$5,085,333
	—	—	—	—	—
NET ASSETS CONSISTS OF:
Paid-in capital	$71,848,888	$224,436	$3,814,656	$2,525,204	$9,458,371
Total distributable earnings/(accumulated losses)	92,923,176	338,689	(127,005)	1,539,889	(4,373,038)
Total Net Assets	$164,772,064	$563,125	$3,687,651	$4,065,093	$5,085,333

Net assets	$164,772,064	$563,125	$3,687,651	$4,065,093	$5,085,333
Shares issued and outstanding(a)	2,660,000	30,000	230,000	215,000	275,988
Net asset value per share	$61.94	$18.77	$16.03	$18.91	$18.43

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements. 77

Statements of Assets and Liabilities
April 30, 2026
	Defiance Daily Target 2X Long HIMS ETF	Defiance Daily Target 2X Long HOOD ETF	Defiance Daily Target 2X Long IONQ ETF	Defiance Daily Target 2X Long IREN ETF	Defiance Daily Target 2X Long KEEL ETF
ASSETS:	–	–	–	–	–
Investments, at value (cost $25,987,401, $3,729,567, $51,872,728, $37,802,464 and $296,793) (Note 2)	$25,987,370	$3,729,555	$51,872,713	$37,802,415	$296,792
Unrealized appreciation on swap contracts	100,523,107	641,394	190,415,714	158,632,127	883,771
Segregated cash for swap contracts	39,810,973	11,219,104	60,578,955	121,481,663	855,293
Due from broker	6,121,053	0	2,598,585	5,528,153	—
Interest receivable	11,672	4,552	21,937	17,824	65
Receivable for investments sold	—	—	—	—	1
Receivable for fund shares sold	—	—	—	—	1,906,450
Other assets	7,604	—	230	685	10
Total assets	172,461,779	15,594,605	305,488,134	323,462,867	3,942,382
	$—	$—	$—	$—	$—
LIABILITIES:
Due to broker	8,572,878	714,535	8,517,113	5,817,030	129,031
Fund shares redeemed	6,465,330	—	8,666,565	5,551,598	—
Payable to adviser (Note 4)	138,120	14,656	230,160	307,751	1,808
Interest payable	3,894	358	4,233	—	222
Unrealized depreciation on swap contracts	—	30,377	—	187,175	—
Total liabilities	15,180,222	759,926	17,418,071	11,863,554	131,061
NET ASSETS	$157,281,557	$14,834,679	$288,070,063	$311,599,313	$3,811,321

NET ASSETS CONSISTS OF:	—	—	—	—	—
Paid-in capital	$277,213,017	$14,223,674	$357,803,509	$525,099,707	$3,644,815
Total distributable earnings/(accumulated losses)	(119,931,460)	611,005	(69,733,446)	(213,500,394)	166,506
Total Net Assets	$157,281,557	$14,834,679	$288,070,063	$311,599,313	$3,811,321

Net assets	$157,281,557	$14,834,679	$288,070,063	$311,599,313	$3,811,321
Shares issued and outstanding(a)	4,379,607	739,981	6,316,648	14,597,477	99,994
Net asset value per share	$35.91	$20.05	$45.60	$21.35	$38.12

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements. 78

Statements of Assets and Liabilities
April 30, 2026
	Defiance Daily Target 2X Long LLY ETF	Defiance Daily Target 2X Long LMND ETF	Defiance Daily Target 2X Long LUNR ETF	Defiance Daily Target 2X Long MP ETF	Defiance Daily Target 2X Long MRNA ETF
ASSETS:	–	–	–	–	–
Investments, at value (cost $28,863,049, $1,079,481, $2,688,280, $999,825 and $107,685) (Note 2)	$28,862,986	$1,079,479	$2,688,278	$999,824	$107,685
Segregated cash for swap contracts	21,669,379	3,109,683	9,991,596	2,540,553	228,251
Unrealized appreciation on swap contracts	13,530,367	652,793	8,071,340	2,100,810	45,209
Due from broker	8,575,923	273,914	3,439,915	70,784	41,252
Receivable for fund shares sold	174,319	961,450	23,057,790	—	—
Interest receivable	10,512	873	1,753	752	231
Other assets	14,398	—	3,534	99	—
Total assets	72,837,884	6,078,192	47,254,206	5,712,822	422,628

LIABILITIES:
Fund shares redeemed	4,183,656	—	586,215	—	—
Due to broker	1,916,179	304,028	1,126,058	41,482	5,812
Payable to adviser (Note 4)	61,428	6,252	16,701	5,144	968
Interest payable	6,250	268	1,104	790	—
Total liabilities	6,167,513	310,548	1,730,078	47,416	6,780
NET ASSETS	$66,670,371	$5,767,644	$45,524,128	$5,665,406	$415,848

NET ASSETS CONSISTS OF:	—	—	—	—	—
Paid-in capital	$53,140,067	$7,774,449	$37,323,591	$8,266,302	$272,994
Total distributable earnings/(accumulated losses)	13,530,304	(2,006,805)	8,200,537	(2,600,896)	142,854
Total Net Assets	$66,670,371	$5,767,644	$45,524,128	$5,665,406	$415,848

Net assets	$66,670,371	$5,767,644	$45,524,128	$5,665,406	$415,848
Shares issued and outstanding(a)	3,825,000	420,000	2,330,000	226,650	20,000
Net asset value per share	$17.43	$13.73	$19.54	$25.00	$20.79

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements. 79

Statements of Assets and Liabilities
April 30, 2026
	Defiance Daily Target 2X Long MSTR ETF	Defiance Daily Target 2X Long NOK ETF	Defiance Daily Target 2X Long NVO ETF	Defiance Daily Target 2X Long OKLO ETF	Defiance Daily Target 2X Long ONDS ETF
ASSETS:	–	–	–	–	–
Investments, at value (cost $54,671,245, $5,763,439, $12,761,580, $35,645,694 and $4,764,101) (Note 2)	$54,671,211	$5,763,425	$12,761,550	$35,645,661	$4,764,093
Segregated cash for swap contracts	162,315,879	8,562,149	14,252,689	135,110,695	40,167,073
Unrealized appreciation on swap contracts	160,202,161	8,672,134	9,258,630	127,230,783	5,948,891
Due from broker	24,713,164	122,016	9,657,596	—	2,924,574
Interest receivable	32,413	3,113	6,309	11,082	9,664
Deposit at broker for option contracts	10,227	—	—	—	—
Receivable for fund shares sold	—	3,591,755	—	18,886,395	—
Other assets	46,464	—	12,813	151	6,733
Total assets	401,991,519	26,714,592	45,949,587	316,884,767	53,821,028
	$—	$—	$—	$—	$—
LIABILITIES:
Due to broker	14,032,302	134,134	—	4,460,401	374,439
Fund shares redeemed	10,282,432	—	653,870	11,446,300	1,560,231
Payable to adviser (Note 4)	292,920	8,797	39,519	156,975	40,624
Interest payable	15,052	—	566	—	—
Unrealized depreciation on swap contracts	—	—	47,454	—	—
Total liabilities	24,622,706	142,931	741,409	16,063,676	1,975,294
NET ASSETS	$377,368,813	$26,571,661	$45,208,178	$300,821,091	$51,845,734

NET ASSETS CONSISTS OF:	—	—	—	—	—
Paid-in capital	$1,884,319,574	$14,953,337	$76,314,755	$451,566,941	$100,306,254
Total distributable earnings/(accumulated losses)	(1,506,950,761)	11,618,324	(29,511,312)	(150,745,850)	(48,460,520)
Total Net Assets	$377,368,813	$26,571,661	$45,208,178	$300,821,091	$51,845,734

Net assets	$377,368,813	$26,571,661	$45,208,178	$300,821,091	$51,845,734
Shares issued and outstanding(a)	11,745,464	370,000	3,458,101	26,285,000	2,990,000
Net asset value per share	$32.13	$71.82	$13.07	$11.44	$17.34

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements. 80

Statements of Assets and Liabilities
April 30, 2026
	Defiance Daily Target 2X Long ORCL ETF	Defiance Daily Target 2X Long PL ETF	Defiance Daily Target 2X Long POET ETF	Defiance Daily Target 2X Long QS ETF	Defiance Daily Target 2X Long RKT ETF
ASSETS:	–	–	–	–	–
Investments, at value (cost $108,360,118, $2,064,863, $–, $4,443,832 and $386,632) (Note 2)	$108,359,936	$2,064,861	$—	$4,443,819	$386,631
Segregated cash for swap contracts	118,476,898	6,330,057	—	10,519,501	1,330,479
Unrealized appreciation on swap contracts	64,896,845	5,963,485	—	2,439,733	114,761
Due from broker	2,861,750	2,614,553	—	—	59,772
Interest receivable	75,196	1,485	—	1,124	232
Receivable for fund shares sold	40	16,142,479	1,000,000	—	—
Other assets	16,380	2,024	—	54	70
Total assets	294,687,045	33,118,944	1,000,000	17,404,231	1,891,945
					—
LIABILITIES:
Due to broker	3,403,346	821,007	112	616,961	195,646
Fund shares redeemed	3,109,200	787,438	—	297,940	—
Payable to adviser (Note 4)	300,946	12,103	—	12,086	2,833
Interest payable	1,850	2,190	—	268	390
Total liabilities	6,815,342	1,622,738	112	927,255	198,869
NET ASSETS	$287,871,703	$31,496,206	$999,888	$16,476,976	$1,693,076

NET ASSETS CONSISTS OF:	—	—	—	—	—
Paid-in capital	$537,630,483	$24,839,571	$1,000,000	$48,721,481	$3,452,038
Total distributable earnings/(accumulated losses)	(249,758,780)	6,656,635	(112)	(32,244,505)	(1,758,962)
Total Net Assets	$287,871,703	$31,496,206	$999,888	$16,476,976	$1,693,076

Net assets	$287,871,703	$31,496,206	$999,888	$16,476,976	$1,693,076
Shares issued and outstanding(a)	9,259,976	800,000	50,000	1,106,651	129,994
Net asset value per share	$31.09	$39.37	$20.00	$14.89	$13.02

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements. 81

Statements of Assets and Liabilities
April 30, 2026
	Defiance Daily Target 2X Long SMCI ETF	Defiance Daily Target 2X Long SOFI ETF	Defiance Daily Target 2X Long SOUN ETF	Defiance Daily Target 2X Long VST ETF	Defiance Daily Target 2X Long ZETA ETF
ASSETS:	–	–	–	–	–
Investments, at value (cost $18,282,576, $16,841,481, $4,402,483, $2,131,399 and $315,819) (Note 2)	$18,282,552	$16,841,457	$4,402,472	$2,131,395	$315,818
Segregated cash for swap contracts	54,520,764	37,699,462	9,120,052	4,408,199	541,797
Unrealized appreciation on swap contracts	24,117,662	3,425,089	4,110,439	737,383	423,329
Due from broker	9,379,655	56,204	200,642	302,547	38,975
Receivable for fund shares sold	346,011	3,504,228	—	—	2,564,548
Interest receivable	13,703	7,393	1,065	1,271	273
Deposit at broker for option contracts	9,976	—	—	—	—
Other assets	4,569	4,088	20	574	—
Total assets	106,674,892	61,537,921	17,834,690	7,581,369	3,884,740
	$—	$—	$—	$—	$—
LIABILITIES:
Fund shares redeemed	5,420,839	808,668	205,806	—	—
Due to broker	199,719	844,660	624,471	446,275	38,956
Payable to adviser (Note 4)	81,422	55,325	14,598	7,196	1,177
Interest payable	—	972	503	—	—
Unrealized depreciation on swap contracts	—	—	13,437	111,380	—
Total liabilities	5,701,980	1,709,625	858,815	564,851	40,133
NET ASSETS	$100,972,912	$59,828,296	$16,975,875	$7,016,518	$3,844,607

NET ASSETS CONSISTS OF:	—	—	—	—	—
Paid-in capital	$336,279,564	$76,990,046	$34,405,578	$10,661,623	$3,729,583
Total distributable earnings/(accumulated losses)	(235,306,652)	(17,161,750)	(17,429,703)	(3,645,105)	115,024
Total Net Assets	$100,972,912	$59,828,296	$16,975,875	$7,016,518	$3,844,607

Net assets	$100,972,912	$59,828,296	$16,975,875	$7,016,518	$3,844,607
Shares issued and outstanding(a)	8,756,222	6,660,000	824,984	229,985	210,000
Net asset value per share	$11.53	$8.98	$20.58	$30.51	$18.31

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements. 82

Statements of Assets and Liabilities
April 30, 2026
	Defiance Daily Target 2X Short AMD ETF	Defiance Daily Target 2X Short MSTR ETF	Defiance Daily Target 2X Short SMCI ETF
ASSETS:	–	–	–
Investments, at value (cost $5,353,482, $6,527,223 and $1,377,117) (Note 2)	$5,353,469	$6,527,208	$1,377,113
Segregated cash for swap contracts	18,736,103	22,721,212	3,941,338
Receivable for fund shares sold	3,162,885	—	—
Due from broker	1,075,300	461,923	139,363
Interest receivable	3,708	4,964	942
Unrealized appreciation on swap contracts	—	1,969,883	453,558
Other assets	2,642	—	—
Total assets	28,334,107	31,685,190	5,912,314

LIABILITIES:
Unrealized depreciation on swap contracts	691,213	—	—
Fund shares redeemed	345,042	1,923,852	1,899,275
Due to broker	257,782	777,558	1,119,548
Payable to adviser (Note 4)	10,914	34,257	8,550
Interest payable	—	—	4,097
Other liabilities	—	784	—
Total liabilities	1,304,951	2,736,451	3,031,470
NET ASSETS	$27,029,156	$28,948,739	$2,880,844

NET ASSETS CONSISTS OF:	—	—	—
Paid-in capital	$37,293,938	$32,634,470	$2,427,290
Total distributable earnings/(accumulated losses)	(10,264,782)	(3,685,731)	453,554
Total Net Assets	$27,029,156	$28,948,739	$2,880,844

Net assets	$27,029,156	$28,948,739	$2,880,844
Shares issued and outstanding(a)	4,700,000	902,976	106,235
Net asset value per share	$5.75	$32.06	$27.12

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements. 83

Statements of Operations
For the Period Ended April 30, 2026
	Defiance 2X Daily Long Pure Drone and Aerial Automation ETF(a)	Defiance Daily 2X Space ETF(b)	Defiance Daily Target 2X Long AMAT ETF(c)	Defiance Daily Target 2X Long ANET ETF(d)	Defiance Daily Target 2X Long AVAV ETF(e)
	–	–	–	–	–
INVESTMENT INCOME:	–	–	–	–	–
Interest income	$559	$484	$—	$20,449	$18,253
Total investment income	559	484	—	20,449	18,253

EXPENSES:	—	—	—	—	—
Investment advisory fee (Note 4)	957	1,009	—	49,944	37,629
Interest expense	419	1	—	5,887	431
Total expenses	1,376	1,010	—	55,831	38,060
NET INVESTMENT INCOME (LOSS)	(817)	(526)	—	(35,382)	(19,807)

REALIZED AND UNREALIZED GAIN (LOSS)	—	—	—	—	—
Net realized gain (loss) from:
Investments	—	—	—	12,687	—
Swap contracts	(342,164)	(29,813)	(2)	(2,446,901)	(9,499,886)
Net realized gain (loss)	(342,164)	(29,813)	(2)	(2,434,214)	(9,499,886)
Net change in unrealized appreciation (depreciation) on:
Investments	—	(1)	—	(3)	(8)
Swap contracts	9,398	107,956	—	3,225,550	838,052
Net change in unrealized appreciation (depreciation)	9,398	107,955	—	3,225,547	838,044
Net realized and unrealized gain (loss)	(332,766)	78,142	(2)	791,333	(8,661,842)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(333,583)	$77,616	$(2)	$755,951	$(8,681,649)

(a)	Inception date of the Fund was March 2, 2026.
(b)	Inception date of the Fund was April 7, 2026.
(c)	Inception date of the Fund was April 30, 2026.
(d)	Inception date of the Fund was September 3, 2025.
(e)	Inception date of the Fund was October 23, 2025.

The accompanying notes are an integral part of these financial statements. 84

Statements of Operations
For the Period Ended April 30, 2026
	Defiance Daily Target 2X Long AVGO ETF	Defiance Daily Target 2X Long B ETF(a)	Defiance Daily Target 2X Long Copper Miners ETF(b)	Defiance Daily Target 2X Long CVNA ETF(c)	Defiance Daily Target 2X Long DKNG ETF(d)
	–	–	–	–	–
INVESTMENT INCOME:	–	–	–	–	–
Interest income	$898,698	$3,691	$3,823	$17,804	$23,793
Dividend income	4,724	—	—	—	—
Other income	—	—	—	2	—
Total investment income	903,422	3,691	3,823	17,806	23,793

EXPENSES:	—	—	—	—	—
Investment advisory fee (Note 4)	1,902,746	7,282	4,734	39,050	50,764
Interest expense	7,785	875	108	1,892	615
Total expenses	1,910,531	8,157	4,842	40,942	51,379
NET INVESTMENT INCOME (LOSS)	(1,007,109)	(4,466)	(1,019)	(23,136)	(27,586)

REALIZED AND UNREALIZED GAIN (LOSS)	—	—	—	—	—
Net realized gain (loss) from:
Investments	(6,316,465)	4	—	(10,632)	(17,503)
Swap contracts	17,182,365	250,167	(596,930)	(1,352,998)	(7,008,769)
Net realized gain (loss)	10,865,900	250,171	(596,930)	(1,363,630)	(7,026,272)
Net change in unrealized appreciation (depreciation) on:
Investments	(771,941)	—	(3)	(2)	(3)
Swap contracts	105,075,763	18,156	470,947	1,805,690	523,059
Net change in unrealized appreciation (depreciation)	104,303,822	18,156	470,944	1,805,688	523,056
Net realized and unrealized gain (loss)	115,169,722	268,327	(125,986)	442,058	(6,503,216)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$114,162,613	$263,861	$(127,005)	$418,922	$(6,530,802)

(a)	Inception date of the Fund was November 18, 2025.
(b)	Inception date of the Fund was February 17, 2026.
(c)	Inception date of the Fund was May 28, 2025.
(d)	Inception date of the Fund was July 30, 2025.

The accompanying notes are an integral part of these financial statements. 85

Statements of Operations
For the Period Ended April 30, 2026
	Defiance Daily Target 2X Long HIMS ETF	Defiance Daily Target 2X Long HOOD ETF	Defiance Daily Target 2X Long IONQ ETF	Defiance Daily Target 2X Long IREN ETF(a)	Defiance Daily Target 2X Long KEEL ETF(b)
	–	–	–	–	–
INVESTMENT INCOME:	–	–	–	–	–
Interest income	$646,162	$75,104	$622,300	$506,802	$2,062
Total investment income	646,162	75,104	622,300	506,802	2,062

EXPENSES:	—	—	—	—	—
Investment advisory fee (Note 4)	1,596,613	224,272	1,885,789	1,617,103	6,491
Interest expense	35,065	2,702	113,549	73,292	307
Total expenses	1,631,678	226,974	1,999,338	1,690,395	6,798
NET INVESTMENT INCOME (LOSS)	(985,516)	(151,870)	(1,377,038)	(1,183,593)	(4,736)

REALIZED AND UNREALIZED GAIN (LOSS)	—	—	—	—	—
Net realized gain (loss) from:
Investments	4,858,551	3,322,265	(13,635,632)	(35,909)	1
Swap contracts	(241,553,359)	1,689,303	(254,545,945)	(373,317,487)	(712,542)
Net realized gain (loss)	(236,694,808)	5,011,568	(268,181,577)	(373,353,396)	(712,541)
Net change in unrealized appreciation (depreciation) on:
Investments	(114,905)	(47,513)	(177,405)	(49)	(1)
Swap contracts	100,523,107	611,017	190,415,714	158,444,952	883,771
Net change in unrealized appreciation (depreciation)	100,408,202	563,504	190,238,309	158,444,903	883,770
Net realized and unrealized gain (loss)	(136,286,606)	5,575,072	(77,943,268)	(214,908,493)	171,229
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(137,272,122)	$5,423,202	$(79,320,306)	$(216,092,086)	$166,493

(a)	Inception date of the Fund was October 20, 2025.
(b)	Inception date of the Fund was December 29, 2025.

The accompanying notes are an integral part of these financial statements. 86

Statements of Operations
For the Period Ended April 30, 2026
	Defiance Daily Target 2X Long LLY ETF	Defiance Daily Target 2X Long LMND ETF(a)	Defiance Daily Target 2X Long LUNR ETF(b)	Defiance Daily Target 2X Long MP ETF(c)	Defiance Daily Target 2X Long MRNA ETF(d)
	–	–	–	–	–
INVESTMENT INCOME:	–	–	–	–	–
Interest income	$227,547	$12,847	$11,510	$13,131	$1,469
Dividend income	11,308	—	—	—	—
Total investment income	238,855	12,847	11,510	13,131	1,469
	—	—	—	—	—
EXPENSES:
Investment advisory fee (Note 4)	653,222	32,254	41,819	46,364	3,046
Interest expense	98,386	3,292	1,731	49,968	115
Total expenses	751,608	35,546	43,550	96,332	3,161
NET INVESTMENT INCOME (LOSS)	(512,753)	(22,699)	(32,040)	(83,201)	(1,692)
	—	—	—	—	—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	369,124	6,839	—	(2,986)	—
Swap contracts	27,046,914	(2,676,550)	182,479	(5,908,306)	151,664
Net realized gain (loss)	27,416,038	(2,669,711)	182,479	(5,911,292)	151,664
Net change in unrealized appreciation (depreciation) on:
Investments	(74,491)	(2)	(2)	(2)	—
Swap contracts	12,434,338	652,793	8,071,340	2,100,810	45,209
Net change in unrealized appreciation (depreciation)	12,359,847	652,791	8,071,338	2,100,808	45,209
Net realized and unrealized gain (loss)	39,775,885	(2,016,920)	8,253,817	(3,810,484)	196,873
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,263,132	$(2,039,619)	$8,221,777	$(3,893,685)	$195,181

(a)	Inception date of the Fund was October 15, 2025.
(b)	Inception date of the Fund was January 12, 2026.
(c)	Inception date of the Fund was October 20, 2025.
(d)	Inception date of the Fund was February 3, 2026.

The accompanying notes are an integral part of these financial statements. 87

Statements of Operations
For the Period Ended April 30, 2026
	Defiance Daily Target 2X Long MSTR ETF	Defiance Daily Target 2X Long NOK ETF(a)	Defiance Daily Target 2X Long NVO ETF	Defiance Daily Target 2X Long OKLO ETF(b)	Defiance Daily Target 2X Long ONDS ETF(c)
	–	–	–	–	–
INVESTMENT INCOME:	–	–	–	–	–
Interest income	$2,235,006	$6,278	$283,385	$634,070	$54,470
Dividend income	—	—	25,113	—	—
Less: Dividend withholding taxes	—	—	(7,132)	—	—
Less: Issuance fees	—	—	(645)	—	—
Total investment income	2,235,006	6,278	300,721	634,070	54,470
	—	—	—	—	—
EXPENSES:
Investment advisory fee (Note 4)	8,912,516	11,404	735,069	1,404,461	192,168
Interest expense	101,540	70	6,103	178,364	5,075
Total expenses	9,014,056	11,474	741,172	1,582,825	197,243
NET INVESTMENT INCOME (LOSS)	(6,779,050)	(5,196)	(440,451)	(948,755)	(142,773)
	—	—	—	—	—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(10,777,232)	2,965,212	(53,059)	(7,641,955)	—
Swap contracts	(990,826,370)	265,484	(38,389,963)	(292,163,134)	(54,266,646)
Net realized gain (loss)	(990,778,329)	3,230,696	(38,443,022)	(299,805,089)	(54,266,646)
Net change in unrealized appreciation (depreciation) on:
Investments	(11,689,226)	(14)	(15,534)	(33)	(8)
Swap contracts	(303,306,146)	8,672,134	9,674,048	127,230,783	5,948,891
Net change in unrealized appreciation (depreciation)	(314,995,372)	8,672,120	9,658,514	127,230,750	5,948,883
Net realized and unrealized gain (loss)	(1,305,773,701)	11,902,816	(28,784,508)	(172,574,339)	(48,317,763)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,312,552,751)	$11,897,620	$(29,224,959)	$(173,523,094)	$(48,460,536)

(a)	Inception date of the Fund was January 20, 2026.
(b)	Inception date of the Fund was June 23, 2025.
(c)	Inception date of the Fund was December 29, 2025.

The accompanying notes are an integral part of these financial statements. 88

Statements of Operations
For the Period Ended April 30, 2026
	Defiance Daily Target 2X Long ORCL ETF	Defiance Daily Target 2X Long PL ETF(a)	Defiance Daily Target 2X Long POET ETF(b)	Defiance Daily Target 2X Long QS ETF(c)	Defiance Daily Target 2X Long RKT ETF(d)
	–	–	–	–	–
INVESTMENT INCOME:	–	–	–	–	–
Interest income	$1,375,088	$7,008	$—	$26,703	$2,763
Dividend income	9,535	—	—	—	—
Total investment income	1,384,623	7,008	—	26,703	2,763
	—	—	—	—	—
EXPENSES:
Investment advisory fee (Note 4)	2,020,937	28,579	—	95,087	7,593
Interest expense	22,295	2,847	—	1,847	885
Total expenses	2,043,232	31,426	—	96,934	8,478
NET INVESTMENT INCOME (LOSS)	(658,609)	(24,418)	—	(70,231)	(5,715)
	—	—	—	—	—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(645,878)	—	—	(2,053)	(40)
Swap contracts	(363,936,212)	1,111,890	(112)	(34,968,577)	(1,867,967)
Net realized gain (loss)	(364,582,090)	1,111,890	(112)	(34,970,630)	(1,868,007)
Net change in unrealized appreciation (depreciation) on:
Investments	(18,073)	(2)	—	(13)	(1)
Swap contracts	64,771,901	5,963,485	—	2,439,733	114,761
Net change in unrealized appreciation (depreciation)	64,753,828	5,963,483	—	2,439,720	114,760
Net realized and unrealized gain (loss)	(299,828,262)	7,075,373	(112)	(32,530,910)	(1,753,247)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(300,486,871)	$7,050,955	$(112)	$(32,601,141)	$(1,758,962)

(a)	Inception date of the Fund was January 6, 2026.
(b)	Inception date of the Fund was April 30, 2026.
(c)	Inception date of the Fund was October 20, 2025.
(d)	Inception date of the Fund was January 12, 2026.

The accompanying notes are an integral part of these financial statements. 89

Statements of Operations
For the Period Ended April 30, 2026
	Defiance Daily Target 2X Long SMCI ETF	Defiance Daily Target 2X Long SOFI ETF	Defiance Daily Target 2X Long SOUN ETF(a)	Defiance Daily Target 2X Long VST ETF(b)	Defiance Daily Target 2X Long ZETA ETF(c)
	–	–	–	–	–
INVESTMENT INCOME:	–	–	–	–	–
Interest income	$759,190	$367,184	$79,023	$39,471	$2,354
Dividend income	—	—	—	58	—
Total investment income	759,190	367,184	79,023	39,529	2,354
	—	—	—	—	—
EXPENSES:	—	—	—	—	—
Investment advisory fee (Note 4)	2,952,779	810,269	213,895	57,417	4,757
Interest expense	47,162	21,689	3,559	131	78
Total expenses	2,999,941	831,958	217,454	57,548	4,835
NET INVESTMENT INCOME (LOSS)	(2,240,751)	(464,774)	(138,431)	(18,019)	(2,481)
	—	—	—	—	—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	70,241	21,327,239	13,095,766	(36,164)	3
Swap contracts	(133,403,619)	(27,008,751)	(31,657,722)	(5,042,187)	(305,826)
Other investments	—	—	905	—	—
Net realized gain (loss)	(133,333,378)	(5,681,512)	(18,561,051)	(5,078,351)	(305,823)
Net change in unrealized appreciation (depreciation) on:
Investments	(189,940)	(188,913)	(11)	(4)	(1)
Swap contracts	47,797,349	4,598,189	4,097,002	626,003	423,329
Net change in unrealized appreciation (depreciation)	47,607,409	4,409,276	4,096,991	625,999	423,328
Net realized and unrealized gain (loss)	(85,725,969)	(1,272,236)	(14,464,060)	(4,452,352)	117,505
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(87,966,720)	$(1,737,010)	$(14,602,491)	$(4,470,371)	$115,024

(a)	Inception date of the Fund was June 23, 2025.
(b)	Inception date of the Fund was July 21, 2025.
(c)	Inception date of the Fund was February 3, 2026.

The accompanying notes are an integral part of these financial statements. 90

Statements of Operations
For the Period Ended April 30, 2026
	Defiance Daily Target 2X Short AMD ETF(a)	Defiance Daily Target 2X Short MSTR ETF	Defiance Daily Target 2X Short SMCI ETF
	–	–	–
INVESTMENT INCOME:	–	–	–
Interest income	$13,185	$173,711	$35,316
Total investment income	13,185	173,711	35,316

EXPENSES:	—	—	—
Investment advisory fee (Note 4)	25,186	435,011	115,622
Interest expense	—	26,342	22,804
Total expenses	25,186	461,353	138,426
NET INVESTMENT INCOME (LOSS)	(12,001)	(287,642)	(103,110)

REALIZED AND UNREALIZED GAIN (LOSS)	—	—	—
Net realized gain (loss) from:
Investments	—	—	6
Swap contracts	(9,563,592)	5,721,197	1,833,626
Net realized gain (loss)	(9,563,592)	5,721,197	1,833,632
Net change in unrealized appreciation (depreciation) on:
Investments	(13)	(15)	(4)
Swap contracts	(691,213)	3,231,260	453,558
Net change in unrealized appreciation (depreciation)	(691,226)	3,231,245	453,554
Net realized and unrealized gain (loss)	(10,254,818)	8,952,442	2,287,186
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,266,819)	$8,664,800	$2,184,076

(a)	Inception date of the Fund was November 13, 2025.

The accompanying notes are an integral part of these financial statements. 91

Statements of Changes in Net Assets
	Defiance 2X Daily Long Pure Drone and Aerial Automation ETF	Defiance Daily 2X Space ETF	Defiance Daily Target 2X Long AMAT ETF	Defiance Daily Target 2X Long ANET ETF
	Period Ended April 30, 2026(a)	Period Ended April 30, 2026(b)	Period Ended April 30, 2026(c)	Period Ended April 30, 2026(d)
OPERATIONS:	–	–	–	–
Net investment income (loss)	$(817)	$(526)	$—	$(35,382)
Net realized gain (loss)	(342,164)	(29,813)	(2)	(2,434,214)
Net change in unrealized appreciation (depreciation)	9,398	107,955	—	3,225,547
Net increase (decrease) in net assets resulting from operations	(333,583)	77,616	(2)	755,951

CAPITAL TRANSACTIONS:	—	—	—	—
Subscriptions	1,000,000	1,261,935	1,000,000	13,083,557
Redemptions	(551,239)	(262,868)	—	(7,503,053)
Net increase (decrease) in net assets from capital transactions	448,761	999,067	1,000,000	5,580,504
	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS	115,178	1,076,683	999,998	6,336,455
	—	—	—	—
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$115,178	$1,076,683	$999,998	$6,336,455
	—	—	—	—
SHARES TRANSACTIONS
Subscriptions	50,000	50,000	50,000	690,000
Redemptions	(40,000)	(10,000)	—	(430,000)
Total increase (decrease) in shares outstanding	10,000	40,000	50,000	260,000

(a)	Inception date of the Fund was March 2, 2026.
(b)	Inception date of the Fund was April 7, 2026.
(c)	Inception date of the Fund was April 30, 2026.
(d)	Inception date of the Fund was September 3, 2025.

The accompanying notes are an integral part of these financial statements. 92

Statements of Changes in Net Assets
	Defiance Daily Target 2X Long AVAV ETF		Defiance Daily Target 2X Long AVGO ETF		Defiance Daily Target 2X Long B ETF
	Period Ended April 30, 2026(a)		Year Ended April 30, 2026	Period Ended April 30, 2025(b)	Period Ended April 30, 2026(c)
OPERATIONS:	–		–	–	–
Net investment income (loss)	$(19,807)		$(1,007,109)	$(240,336)	$(4,466)
Net realized gain (loss)	(9,499,886)		10,865,900	(12,972,027)	250,171
Net change in unrealized appreciation (depreciation)	838,044		104,303,822	(2,897,610)	18,156
Net increase (decrease) in net assets resulting from operations	(8,681,649)		114,162,613	(16,109,973)	263,861

DISTRIBUTIONS TO SHAREHOLDERS:	—		—	—	—
From earnings	(11,431)		(4,326,659)	(806,878)	—
Total distributions to shareholders	(11,431)		(4,326,659)	806,878	—

CAPITAL TRANSACTIONS:	—		—	—	—
Subscriptions	23,819,090		967,930,459	200,800,441	2,971,291
Redemptions	(5,860,181)		(985,111,308)	(111,766,631)	(2,672,027)
Net increase (decrease) in net assets from capital transactions	17,958,909		(17,180,849)	89,033,810	299,264
	—		—	—	—
NET INCREASE (DECREASE) IN NET ASSETS	9,265,829		92,655,105	72,116,959	563,125
	—		—	—	—
NET ASSETS:
Beginning of the period	—		72,116,959	—	—
End of the period	$9,265,829		$164,772,064	$72,116,959	$563,125
	—		—	—	—
SHARES TRANSACTIONS
Subscriptions	3,130,001		19,740,000	8,435,000	130,000
Redemptions	(770,017)		(21,050,000)	(4,465,000)	(100,000)
Reverse Stock Split (Note 8)	(1,540,000	)(d)	—	—	—
Total increase (decrease) in shares outstanding	819,984		(1,310,000)	3,970,000	30,000

(a)	Inception date of the Fund was October 23, 2025.
(b)	Inception date of the Fund was August 21, 2024.
(c)	Inception date of the Fund was November 18, 2025.
(d)	Share amounts for the Fund have been adjusted for a 1 for 3 reverse stock split effective on March 23, 2026.

The accompanying notes are an integral part of these financial statements. 93

Statements of Changes in Net Assets
	Defiance Daily Target 2X Long Copper Miners ETF	Defiance Daily Target 2X Long CVNA ETF	Defiance Daily Target 2X Long DKNG ETF
	Period Ended April 30, 2026(a)	Period Ended April 30, 2026(b)	Period Ended April 30, 2026(c)
OPERATIONS:	–	–	–
Net investment income (loss)	$(1,019)	$(23,136)	$(27,586)
Net realized gain (loss)	(596,930)	(1,363,630)	(7,026,272)
Net change in unrealized appreciation (depreciation)	470,944	1,805,688	523,056
Net increase (decrease) in net assets resulting from operations	(127,005)	418,922	(6,530,802)

CAPITAL TRANSACTIONS:	—	—	—
Subscriptions	3,814,656	20,053,225	17,735,977
Redemptions	—	(16,407,054)	(6,119,842)
Net increase (decrease) in net assets from capital transactions	3,814,656	3,646,171	11,616,135
	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS	3,687,651	4,065,093	5,085,333
	—	—	—
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$3,687,651	$4,065,093	$5,085,333
	—	—	—
SHARES TRANSACTIONS
Subscriptions	230,000	1,050,000	1,970,000
Redemptions	—	(835,000)	(750,012)
Reverse Stock Split (Note 8)	—	—	(944,000	)(d)
Total increase (decrease) in shares outstanding	230,000	215,000	275,988

(a)	Inception date of the Fund was February 17, 2026.
(b)	Inception date of the Fund was May 28, 2025.
(c)	Inception date of the Fund was July 30, 2025.
(d)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on March 20, 2026.

The accompanying notes are an integral part of these financial statements. 94

Statements of Changes in Net Assets
	Defiance Daily Target 2X Long HIMS ETF			Defiance Daily Target 2X Long HOOD ETF
	Year Ended April 30, 2026		Period Ended April 30, 2025(a)	Year Ended April 30, 2026		Period Ended April 30, 2025(b)
OPERATIONS:	–		–	–		–
Net investment income (loss)	$(985,516)		$(6,670)	$(151,870)		$(2,516)
Net realized gain (loss)	(236,694,808)		1,994,844	5,011,568		848,504
Net change in unrealized appreciation (depreciation)	100,408,202		114,874	563,504		47,501
Net increase (decrease) in net assets resulting from operations	(137,272,122)		2,103,048	5,423,202		893,489

DISTRIBUTIONS TO SHAREHOLDERS:	—		—	—		—
From earnings	(2,819,924)		—	(2,043,289)		—
Total distributions to shareholders	(2,819,924)		—	(2,043,289)		—

CAPITAL TRANSACTIONS:	—		—	—		—
Subscriptions	1,352,343,446		18,981,155	183,335,071		5,070,805
Redemptions	(1,072,534,249)		(3,519,797)	(175,817,879)		(2,026,720)
Net increase (decrease) in net assets from capital transactions	279,809,197		15,461,358	7,517,192		3,044,085
	—		—	—		—
NET INCREASE (DECREASE) IN NET ASSETS	139,717,151		17,564,406	10,897,105		3,937,574
	—		—	—		—
NET ASSETS:
Beginning of the period	17,564,406		—	3,937,574		—
End of the period	$157,281,557		$17,564,406	$14,834,679		$3,937,574
	—		—	—		—
SHARES TRANSACTIONS
Subscriptions	121,085,003		1,400,000	2,945,000		250,000
Redemptions	(63,755,039)		(275,000)	(1,790,019)		(100,000)
Stock Split (Note 8)	—		—	555,000	(c)	—
Reverse Stock Split (Note 8)	(54,075,357	)(d)	—	(1,120,000	)(e)	—
Total increase (decrease) in shares outstanding	3,254,607		1,125,000	589,981		150,000

(a)	Inception date of the Fund was March 12, 2025.
(b)	Inception date of the Fund was March 18, 2025.
(c)	Share amounts for the Fund have been adjusted for a 4 for 1 stock split effective on December 8, 2025.
(d)	Share amounts for the Fund have been adjusted for a 1 for 14 reverse stock split effective on March 19, 2026.
(e)	Share amounts for the Fund have been adjusted for a 1 for 3 reverse stock split effective on March 19, 2026.

The accompanying notes are an integral part of these financial statements. 95

Statements of Changes in Net Assets
	Defiance Daily Target 2X Long IONQ ETF			Defiance Daily Target 2X Long IREN ETF		Defiance Daily Target 2X Long KEEL ETF
	Year Ended April 30, 2026		Period Ended April 30, 2025(a)	Period Ended April 30, 2026(b)		Period Ended April 30, 2026(c)
OPERATIONS:	–		–	–		–
Net investment income (loss)	$(1,377,038)		$(21,294)	$(1,183,593)		$(4,736)
Net realized gain (loss)	(268,181,577)		3,289,453	(373,353,396)		(712,541)
Net change in unrealized appreciation (depreciation)	190,238,309		177,390	158,444,903		883,770
Net increase (decrease) in net assets resulting from operations	(79,320,306)		3,445,549	(216,092,086)		166,493

DISTRIBUTIONS TO SHAREHOLDERS:	—		—	—		—
From earnings	(5,096,319)		—	—		—
Total distributions to shareholders	(5,096,319)		—	—		—

CAPITAL TRANSACTIONS:	—		—	—		—
Subscriptions	1,469,226,827		28,285,865	936,741,925		4,329,722
Redemptions	(1,120,893,188)		(7,578,365)	(409,050,526)		(684,894)
Net increase (decrease) in net assets from capital transactions	348,333,639		20,707,500	527,691,399		3,644,828
	—		—	—		—
NET INCREASE (DECREASE) IN NET ASSETS	263,917,014		24,153,049	311,599,313		3,811,321
	—		—	—		—
NET ASSETS:
Beginning of the period	24,153,049		—	—		—
End of the period	$288,070,063		$24,153,049	$311,599,313		$3,811,321
	—		—	—		—
SHARES TRANSACTIONS
Subscriptions	37,190,002		975,000	100,220,000		200,000
Redemptions	(22,730,021)		(275,000)	(44,380,023)		(30,006)
Stock Split (Note 8)	3,550,000	(d)	—	—		—
Reverse Stock Split (Note 8)	(12,393,333	)(e)	—	(41,242,500	)(f)	(70,000	)(g)
Total increase (decrease) in shares outstanding	5,616,648		700,000	14,597,477		99,994

(a)	Inception date of the Fund was March 11, 2025.
(b)	Inception date of the Fund was October 20, 2025.
(c)	Inception date of the Fund was December 29, 2025.
(d)	Share amounts for the Fund have been adjusted for a 2 for 1 stock split effective on December 8, 2025.
(e)	Share amounts for the Fund have been adjusted for a 1 for 3 reverse stock split effective on March 19, 2026.
(f)	Share amounts for the Fund have been adjusted for a 1 for 4 reverse stock split effective on March 20, 2026.
(g)	Share amounts for the Fund have been adjusted for a 1 for 2 reverse stock split effective on March 20, 2026.

The accompanying notes are an integral part of these financial statements. 96

Statements of Changes in Net Assets
	Defiance Daily Target 2X Long LLY ETF		Defiance Daily Target 2X Long LMND ETF	Defiance Daily Target 2X Long LUNR ETF
	Year Ended April 30, 2026	Period Ended April 30, 2025(a)	Period Ended April 30, 2026(b)	Period Ended April 30, 2026(c)
OPERATIONS:	–	–	–	–
Net investment income (loss)	$(512,753)	$(80,796)	$(22,699)	$(32,040)
Net realized gain (loss)	27,416,038	(228,635)	(2,669,711)	182,479
Net change in unrealized appreciation (depreciation)	12,359,847	1,171,741	652,791	8,071,338
Net increase (decrease) in net assets resulting from operations	39,263,132	862,310	(2,039,619)	8,221,777

DISTRIBUTIONS TO SHAREHOLDERS:	—	—	—	—
From earnings	(1,094,983)	—	—	—
Total distributions to shareholders	(1,094,983)	—	—	—

CAPITAL TRANSACTIONS:	—	—	—	—
Subscriptions	380,507,454	34,604,179	15,595,193	71,886,112
Redemptions	(371,235,513)	(16,236,208)	(7,787,930)	(34,583,761)
Net increase (decrease) in net assets from capital transactions	9,271,941	18,367,971	7,807,263	37,302,351
	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS	47,440,090	19,230,281	5,767,644	45,524,128
	—	—	—	—
NET ASSETS:
Beginning of the period	19,230,281	—	—	—
End of the period	$66,670,371	$19,230,281	$5,767,644	$45,524,128
	—	—	—	—
SHARES TRANSACTIONS
Subscriptions	25,370,000	1,635,000	700,000	4,440,000
Redemptions	(22,410,000)	(770,000)	(280,000)	(2,110,000)
Total increase (decrease) in shares outstanding	2,960,000	865,000	420,000	2,330,000

(a)	Inception date of the Fund was August 7, 2024.
(b)	Inception date of the Fund was October 15, 2025.
(c)	Inception date of the Fund was January 12, 2026.

The accompanying notes are an integral part of these financial statements. 97

Statements of Changes in Net Assets
	Defiance Daily Target 2X Long MP ETF		Defiance Daily Target 2X Long MRNA ETF	Defiance Daily Target 2X Long MSTR ETF
	Period Ended April 30, 2026(a)		Period Ended April 30, 2026(b)	Year Ended April 30, 2026		Period Ended April 30, 2025(c)
OPERATIONS:	–		–	–		–
Net investment income (loss)	$(83,201)		$(1,692)	$(6,779,050)		$(5,830,687)
Net realized gain (loss)	(5,911,292)		151,664	(990,778,329)		(506,146,629)
Net change in unrealized appreciation (depreciation)	2,100,808		45,209	(314,995,372)		464,372,226
Net increase (decrease) in net assets resulting from operations	(3,893,685)		195,181	(1,312,552,751)		(47,605,090)

DISTRIBUTIONS TO SHAREHOLDERS:	—		—	—		—
From earnings	—		—	—		(352,755,036)
Total distributions to shareholders	—		—	—		(352,755,036)

CAPITAL TRANSACTIONS:	—		—	—		—
Subscriptions	16,944,041		2,018,510	2,079,221,217		2,916,653,743
Redemptions	(7,384,950)		(1,797,843)	(2,055,723,745)		(849,869,525)
Net increase (decrease) in net assets from capital transactions	9,559,091		220,667	23,497,472		2,066,784,218
	—		—	—		—
NET INCREASE (DECREASE) IN NET ASSETS	5,665,406		415,848	(1,289,055,279)		1,666,424,092
	—		—	—		—
NET ASSETS:
Beginning of the period	—		—	1,666,424,092		—
End of the period	$5,665,406		$415,848	$377,368,813		$1,666,424,092
	—		—	—		—
SHARES TRANSACTIONS
Subscriptions	1,540,000		90,000	233,280,000		62,375,000
Redemptions	(820,017)		(70,000)	(156,330,036)		(19,800,000)
Reverse Stock Split (Note 8)	(493,333	)(d)	—	(107,779,500	)(e)	—
Total increase (decrease) in shares outstanding	226,650		20,000	(30,829,536)		42,575,000

(a)	Inception date of the Fund was October 20, 2025.
(b)	Inception date of the Fund was February 3, 2026.
(c)	Inception date of the Fund was August 14, 2024.
(d)	Share amounts for the Fund have been adjusted for a 1 for 3 reverse stock split effective on March 20, 2026.
(e)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on March 19, 2026.

The accompanying notes are an integral part of these financial statements. 98

Statements of Changes in Net Assets
	Defiance Daily Target 2X Long NOK ETF	Defiance Daily Target 2X Long NVO ETF			Defiance Daily Target 2X Long OKLO ETF
	Period Ended April 30, 2026(a)	Year Ended April 30, 2026		Period Ended April 30, 2025(b)	Period Ended April 30, 2026(c)
OPERATIONS:	–	–		–	–
Net investment income (loss)	$(5,196)	$(440,451)		$(2,691)	$(948,755)
Net realized gain (loss)	3,230,696	(38,443,022)		(1,431,558)	(299,805,089)
Net change in unrealized appreciation (depreciation)	8,672,120	9,658,514		(447,369)	127,230,750
Net increase (decrease) in net assets resulting from operations	11,897,620	(29,224,959)		(1,881,618)	(173,523,094)

CAPITAL TRANSACTIONS:	—	—		—	—
Subscriptions	39,944,711	282,110,907		6,661,135	1,563,924,144
Redemptions	(25,270,670)	(211,092,468)		(1,364,819)	(1,089,579,959)
Net increase (decrease) in net assets from capital transactions	14,674,041	71,018,439		5,296,316	474,344,185
	—	—		—	—
NET INCREASE (DECREASE) IN NET ASSETS	26,571,661	41,793,480		3,414,698	300,821,091
	—	—		—	—
NET ASSETS:
Beginning of the period	—	3,414,698		—	—
End of the period	$26,571,661	$45,208,178		$3,414,698	$300,821,091
	—	—		—	—
SHARES TRANSACTIONS	—	—		—	—
Subscriptions	820,000	78,430,000		700,000	49,885,000
Redemptions	(450,000)	(41,930,024)		(155,000)	(23,600,000)
Reverse Stock Split (Note 8)	—	(33,586,875	)(d)	—	—
Total increase (decrease) in shares outstanding	370,000	2,913,101		545,000	26,285,000

(a)	Inception date of the Fund was January 20, 2026.
(b)	Inception date of the Fund was December 2, 2024.
(c)	Inception date of the Fund was June 23, 2025.
(d)	Share amounts for the Fund have been adjusted for a 1 for 8 reverse stock split effective on December 8, 2025.

The accompanying notes are an integral part of these financial statements. 99

Statements of Changes in Net Assets
	Defiance Daily Target 2X Long ONDS ETF	Defiance Daily Target 2X Long ORCL ETF			Defiance Daily Target 2X Long PL ETF
	Period Ended April 30, 2026(a)	Year Ended April 30, 2026		Period Ended April 30, 2025(b)	Period Ended April 30, 2026(c)
OPERATIONS:	–	–		–	–
Net investment income (loss)	$(142,773)	$(658,609)		$(3,390)	$(24,418)
Net realized gain (loss)	(54,266,646)	(364,582,090)		(1,087,140)	1,111,890
Net change in unrealized appreciation (depreciation)	5,948,883	64,753,828		142,835	5,963,483
Net increase (decrease) in net assets resulting from operations	(48,460,536)	(300,486,871)		(947,695)	7,050,955

CAPITAL TRANSACTIONS:	—	—		—	—
Subscriptions	193,668,704	843,620,585		4,990,968	44,904,586
Redemptions	(93,362,434)	(258,080,170)		(1,225,114)	(20,459,335)
Net increase (decrease) in net assets from capital transactions	100,306,270	585,540,415		3,765,854	24,445,251
	—	—		—	—
NET INCREASE (DECREASE) IN NET ASSETS	51,845,734	285,053,544		2,818,159	31,496,206
	—	—		—	—
NET ASSETS:
Beginning of the period	—	2,818,159		—	—
End of the period	$51,845,734	$287,871,703		$2,818,159	$31,496,206
	—	—		—	—
SHARES TRANSACTIONS
Subscriptions	7,870,000	36,380,001		315,000	1,370,000
Redemptions	(4,880,000)	(11,890,025)		(85,000)	(570,000)
Reverse Stock Split (Note 8)	—	(15,460,000	)(d)	—	—
Total increase (decrease) in shares outstanding	2,990,000	9,029,976		230,000	800,000

(a)	Inception date of the Fund was December 29, 2025.
(b)	Inception date of the Fund was February 6, 2025.
(c)	Inception date of the Fund was January 6, 2026.
(d)	Share amounts for the Fund have been adjusted for a 1 for 3 reverse stock split effective on March 20, 2026.

The accompanying notes are an integral part of these financial statements. 100

Statements of Changes in Net Assets
	Defiance Daily Target 2X Long POET ETF	Defiance Daily Target 2X Long QS ETF		Defiance Daily Target 2X Long RKT ETF
	Period Ended April 30, 2026(a)	Period Ended April 30, 2026(b)		Period Ended April 30, 2026(c)
OPERATIONS:	–	–		–
Net investment income (loss)	$—	$(70,231)		$(5,715)
Net realized gain (loss)	(112)	(34,970,630)		(1,868,007)
Net change in unrealized appreciation (depreciation)	—	2,439,720		114,760
Net increase (decrease) in net assets resulting from operations	(112)	(32,601,141)		(1,758,962)

CAPITAL TRANSACTIONS:	—	—		—
Subscriptions	1,000,000	54,456,596		6,343,997
Redemptions	—	(5,378,479)		(2,891,959)
Net increase (decrease) in net assets from capital transactions	1,000,000	49,078,117		3,452,038
	—	—		—
NET INCREASE (DECREASE) IN NET ASSETS	999,888	16,476,976		1,693,076
	—	—		—
NET ASSETS:
Beginning of the period	—	—		—
End of the period	$999,888	$16,476,976		$1,693,076
	—	—		—
SHARES TRANSACTIONS
Subscriptions	50,000	5,810,001		580,000
Redemptions	—	(720,017)		(240,006)
Reverse Stock Split (Note 8)	—	(3,983,333	)(d)	(210,000	)(e)
Total increase (decrease) in shares outstanding	50,000	1,106,651		129,994

(a)	Inception date of the Fund was April 30, 2026.
(b)	Inception date of the Fund was October 20, 2025.
(c)	Inception date of the Fund was January 12, 2026.
(d)	Share amounts for the Fund have been adjusted for a 1 for 6 reverse stock split effective on March 20, 2026.
(e)	Share amounts for the Fund have been adjusted for a 1 for 2 reverse stock split effective on March 20, 2026.

The accompanying notes are an integral part of these financial statements. 101

Statements of Changes in Net Assets
	Defiance Daily Target 2X Long SMCI ETF				Defiance Daily Target 2X Long SOFI ETF
	Year Ended April 30, 2026		Period Ended April 30, 2025(a)		Year Ended April 30, 2026	Period Ended April 30, 2025(b)
OPERATIONS:	–		–		–	–
Net investment income (loss)	$(2,240,751)		$(1,090,954)		$(464,774)	$(26,015)
Net realized gain (loss)	(133,333,378)		(136,478,544)		(5,681,512)	(5,742,849)
Net change in unrealized appreciation (depreciation)	47,607,409		(23,514,548)		4,409,276	(984,211)
Net increase (decrease) in net assets resulting from operations	(87,966,720)		(161,084,046)		(1,737,010)	(6,753,075)

DISTRIBUTIONS TO SHAREHOLDERS:	—		—		—	—
From earnings	(7,421,487)		—		(8,671,665)	—
Total distributions to shareholders	(7,421,487)		—		(8,671,665)	—

CAPITAL TRANSACTIONS:	—		—		—	—
Subscriptions	1,124,279,971		637,056,630		596,661,450	31,750,786
Redemptions	(1,161,219,622)		(242,671,814)		(545,749,625)	(5,672,565)
Net increase (decrease) in net assets from capital transactions	(36,939,651)		394,384,816		50,911,825	26,078,221
	—		—		—	—
NET INCREASE (DECREASE) IN NET ASSETS	(132,327,858)		233,300,770		40,503,150	19,325,146
	—		—		—	—
NET ASSETS:
Beginning of the period	233,300,770		—		19,325,146	—
End of the period	$100,972,912		$233,300,770		$59,828,296	$19,325,146
	—		—		—	—
SHARES TRANSACTIONS
Subscriptions	49,755,001		40,400,000		18,580,000	2,590,000
Redemptions	(43,880,017)		(10,125,023)		(13,810,000)	(700,000)
Reverse Stock Split (Note 8)	(6,636,239	)(c)	(20,757,500	)(d)	—	—
Total increase (decrease) in shares outstanding	(761,255)		9,517,477		4,770,000	1,890,000

(a)	Inception date of the Fund was August 21, 2024.
(b)	Inception date of the Fund was January 15, 2025.
(c)	Share amounts for the Fund have been adjusted for a 1 for 2 reverse stock split effective on March 19, 2026.
(d)	Share amounts for the Fund have been adjusted for a 1 for 20 reverse stock split effective on November 18, 2024.

The accompanying notes are an integral part of these financial statements. 102

Statements of Changes in Net Assets
	Defiance Daily Target 2X Long SOUN ETF		Defiance Daily Target 2X Long VST ETF		Defiance Daily Target 2X Long ZETA ETF	Defiance Daily Target 2X Short AMD ETF
	Period Ended April 30, 2026(a)		Period Ended April 30, 2026(b)		Period Ended April 30, 2026(c)	Period Ended April 30, 2026(d)
OPERATIONS:	–		–		–	–
Net investment income (loss)	$(138,431)		$(18,019)		$(2,481)	$(12,001)
Net realized gain (loss)	(18,561,051)		(5,078,351)		(305,823)	(9,563,562)
Net change in unrealized appreciation (depreciation)	4,096,991		625,999		423,328	(691,226)
Net increase (decrease) in net assets resulting from operations	(14,602,491)		(4,470,371)		115,024	(10,266,819)

DISTRIBUTIONS TO SHAREHOLDERS:	—		—		—	—
From earnings	(2,827,212)		—		—	—
Total distributions to shareholders	(2,827,212)		—		—	—

CAPITAL TRANSACTIONS:	—		—		—	—
Subscriptions	233,738,243		18,546,735		6,441,494	76,909,981
Redemptions	(199,332,665)		(7,059,846)		(2,711,911)	(39,614,006)
Net increase (decrease) in net assets from capital transactions	34,405,578		11,486,889		3,729,583	37,295,975
	—		—		—	—
NET INCREASE (DECREASE) IN NET ASSETS	16,975,875		7,016,518		3,844,607	27,029,156
	—		—		—	—
NET ASSETS:
Beginning of the period	—		—		—	—
End of the period	$16,975,875		$7,016,518		$3,844,607	$27,029,156
	—		—		—	—
SHARES TRANSACTIONS	—		—		—	—
Subscriptions	7,190,000		1,170,000		380,000	8,870,000
Redemptions	(4,070,016)		(500,015)		(170,000)	(4,170,000)
Reverse Stock Split (Note 8)	(2,295,000	)(e)	(440,000	)(f)	—	—
Total increase (decrease) in shares outstanding	824,984		229,985		210,000	4,700,000

(a)	Inception date of the Fund was June 23, 2025.
(b)	Inception date of the Fund was July 21, 2025.
(c)	Inception date of the Fund was February 3, 2026.
(d)	Inception date of the Fund was November 13, 2025.
(e)	Share amounts for the Fund have been adjusted for a 1 for 4 reverse stock split effective on March 19, 2026.
(f)	Share amounts for the Fund have been adjusted for a 1 for 3 reverse stock split effective on March 19, 2026.

The accompanying notes are an integral part of these financial statements. 103

Statements of Changes in Net Assets
	Defiance Daily Target 2X Short MSTR ETF			Defiance Daily Target 2X Short SMCI ETF
	Year Ended April 30, 2026	Period Ended April 30, 2025(a)		Year Ended April 30, 2026		Period Ended April 30, 2025(b)
OPERATIONS:	–	–		–		–
Net investment income (loss)	$(287,642)	$(80,199)		$(103,110)		$(1,233)
Net realized gain (loss)	5,721,197	(13,226,392)		1,833,632		185,616
Net change in unrealized appreciation (depreciation)	3,231,245	(1,261,377)		453,554		—
Net increase (decrease) in net assets resulting from operations	8,664,800	(14,567,968)		2,184,076		184,383

DISTRIBUTIONS TO SHAREHOLDERS:	—	—		—		—
From earnings	—	—		(90,044)		—
Total distributions to shareholders	—	—		(90,044)		—

CAPITAL TRANSACTIONS:	—	—		—		—
Subscriptions	327,270,507	431,005,735		261,697,996		6,457,920
Redemptions	(348,730,964)	(374,693,371)		(264,750,329)		(2,803,158)
Net increase (decrease) in net assets from capital transactions	(21,460,457)	56,312,364		(3,052,333)		3,654,762
	—	—		—		—
NET INCREASE (DECREASE) IN NET ASSETS	(12,795,657)	41,744,396		(958,301)		3,839,145
	—	—		—		—
NET ASSETS:
Beginning of the period	41,744,396	—		3,839,145		—
End of the period	$28,948,739	$41,744,396		$2,880,844		$3,839,145
	—	—		—		—
SHARES TRANSACTIONS
Subscriptions	7,560,000	103,050,000		37,995,000		375,000
Redemptions	(8,041,273)	(71,325,015)		(38,070,015)		(150,000)
Reverse Stock Split (Note 8)	—	(4,040,000	)(c)	(43,750	)(d)	—
Reverse Stock Split (Note 8)	—	(26,300,736	)(e)	—		—
Total increase (decrease) in shares outstanding	(481,273)	1,384,249		(118,765)		225,000

(a)	Inception date of the Fund was August 20, 2024.
(b)	Inception date of the Fund was March 31, 2025.
(c)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on November 18, 2024.
(d)	Share amounts for the Fund have been adjusted for a 1 for 8 reverse stock split effective on December 8, 2025.
(e)	Share amounts for the Fund have been adjusted for a 1 for 20 reverse stock split effective on May 23, 2025.

The accompanying notes are an integral part of these financial statements. 104

Financial Highlights

For a share outstanding throughout the periods presented

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of interest and tax expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest and tax expense(d)	Ratio of net investment income to average net assets(d)	Portfolio turnover rate(c)(e)
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF
4/30/2026(f)	$20.00	(0.03)	(8.45)	(8.48)	–	–	$11.52	(42.41)%	$115	1.86%	0.56%	1.29%	(1.10)%	–%
Defiance Daily 2X Space ETF
4/30/2026(g)	$25.00	(0.01)	1.93	1.92	–	–	$26.92	7.67%	$1,077	1.29%	0.00%(h)	1.29%	(0.67)%	–%
Defiance Daily Target 2X Long AMAT ETF
4/30/2026(i)	$20.00	–	–	–	–	–	$20.00	–%	$1,000	–%	–%	–%	–%	–%
Defiance Daily Target 2X Long ANET ETF
4/30/2026(j)	$20.00	(0.11)	4.48	4.37	–	–	$24.37	21.80%	$6,336	1.44%	0.15%	1.29%	(0.92)%	272%
Defiance Daily Target 2X Long AVAV ETF
4/30/2026(k)(l)	$60.00	(0.06)	(48.55)	(48.61)	(0.09)	(0.09)	$11.30	(81.10)%	$9,266	1.30%	0.01%	1.29%	(0.67)%	–%
Defiance Daily Target 2X Long AVGO ETF
4/30/2026	$18.17	(0.29)	44.84	44.55	(0.78)	(0.78)	$61.94	246.52%	$164,772	1.30%	0.01%	1.29%	(0.68)%	34,201%
4/30/2025(m)	$20.00	(0.11)	(1.46)	(1.57)	(0.26)	(0.26)	$18.17	(8.41)%	$72,117	1.29%	0.00%(h)	1.29%	(0.70)%	1,661%
Defiance Daily Target 2X Long B ETF
4/30/2026(n)	$20.00	(0.09)	(1.14)	(1.23)	–	–	$18.77	(6.15)%	$563	1.45%	0.16%	1.29%	(0.79)%	–%
Defiance Daily Target 2X Long Copper Miners ETF
4/30/2026(o)	$20.00	(0.01)	(3.96)	(3.97)	–	–	$16.03	(19.80)%	$3,688	0.97%	0.02%	0.95%	(0.20)%	–%
Defiance Daily Target 2X Long CVNA ETF
4/30/2026(p)	$20.00	(0.14)	(0.95)	(1.09)	–	–	$18.91	(5.46)%	$4,065	1.35%	0.06%	1.29%	(0.76)%	16,967%
Defiance Daily Target 2X Long DKNG ETF
4/30/2026(q)(r)	$100.00	(0.18)	(81.39)	(81.57)	–	–	$18.43	(81.57)%	$5,085	1.31%	0.02%	1.29%	(0.70)%	1,984%
Defiance Daily Target 2X Long HIMS ETF
4/30/2026(s)	$218.54	(0.67)	(179.98)	(180.65)	(1.98)	(1.98)	$35.91	(83.18)%	$157,282	1.32%	0.03%	1.29%	(0.80)%	33,431%
4/30/2025(t)	$280.00	(0.28)	(61.18)	(61.46)	–	–	$218.54	(21.94)%	$17,564	1.29%	–%	1.29%	(1.07)%	251%
Defiance Daily Target 2X Long HOOD ETF
4/30/2026(u)(v)	$19.69	(0.49)	9.61	9.12	(8.76)	(8.76)	$20.05	15.62%	$14,835	1.31%	0.02%	1.29%	(0.87)%	32,932%
4/30/2025(w)	$15.00	(0.02)	4.71	4.69	–	–	$19.69	31.25%	$3,938	1.29%	–%	1.29%	(0.90)%	210%
Defiance Daily Target 2X Long IONQ ETF
4/30/2026(u)(x)	$51.75	(0.56)	(3.93)	(4.49)	(1.66)	(1.66)	$45.60	(9.68)%	$288,070	1.37%	0.08%	1.29%	(0.94)%	33,055%
4/30/2025(y)	$30.00	(0.08)	21.83	21.75	–	–	$51.75	72.50%	$24,153	1.29%	–%	1.29%	(1.13)%	314%
Defiance Daily Target 2X Long IREN ETF
4/30/2026(z)(aa)	$80.00	(0.13)	(58.52)	(58.65)	–	–	$21.35	(73.32)%	$311,599	1.35%	0.06%	1.29%	(0.94)%	80%

The accompanying notes are an integral part of these financial statements. 105

Financial Highlights

For a share outstanding throughout the periods presented

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of interest and tax expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest and tax expense(d)	Ratio of net investment income to average net assets(d)	Portfolio turnover rate(c)(e)
Defiance Daily Target 2X Long KEEL ETF
4/30/2026(bb)(cc)	$40.00	(0.09)	(1.79)	(1.88)	–	–	$38.12	(4.71)%	$3,811	1.35%	0.06%	1.29%	(0.94)%	–%
Defiance Daily Target 2X Long LLY ETF
4/30/2026	$22.23	(0.17)	(3.93)	(4.10)	(0.70)	(0.70)	$17.43	(19.45)%	$66,670	1.48%	0.19%	1.29%	(1.01)%	28,390%
4/30/2025(dd)	$20.00	(0.15)	2.38	2.23	–	–	$22.23	11.16%	$19,230	1.31%	0.02%	1.29%	(0.99)%	1,232%
Defiance Daily Target 2X Long LMND ETF
4/30/2026(ee)	$20.00	(0.11)	(6.16)	(6.27)	–	–	$13.73	(31.34)%	$5,768	1.42%	0.13%	1.29%	(0.91)%	124%
Defiance Daily Target 2X Long LUNR ETF
4/30/2026(ff)	$20.00	(0.04)	(0.42)	(0.46)	–	–	$19.54	(2.31)%	$45,524	1.34%	0.05%	1.29%	(0.99)%	–%
Defiance Daily Target 2X Long MP ETF
4/30/2026(z)(gg)	$60.00	(0.30)	(34.70)	(35.00)	–	–	$25.00	(58.35)%	$5,665	2.68%	1.39%	1.29%	(2.31)%	–%
Defiance Daily Target 2X Long MRNA ETF
4/30/2026(hh)	$20.00	(0.04)	0.83	0.79	–	–	$20.79	3.96%	$416	1.34%	0.05%	1.29%	(0.72)%	–%
Defiance Daily Target 2X Long MSTR ETF
4/30/2026(ii)	$391.40	(1.14)	(358.13)	(359.27)	–	–	$32.13	(91.79)%	$377,369	1.30%	0.01%	1.29%	(0.98)%	3,157%
4/30/2025(jj)	$200.00	(2.50)	338.20	335.70	(144.30)	(144.30)	$391.40	175.98%	$1,666,424	1.30%	0.01%	1.29%	(0.83)%	4,006%
Defiance Daily Target 2X Long NOK ETF
4/30/2026(kk)	$20.00	(0.06)	51.88	51.82	–	–	$71.82	259.08%	$26,572	1.30%	0.01%	1.29%	(0.59)%	–%
Defiance Daily Target 2X Long NVO ETF
4/30/2026(ll)	$50.16	(0.16)	(36.93)	(37.09)	–	–	$13.07	(73.92)%	$45,208	1.30%	0.01%	1.29%	(0.77)%	1,643%
4/30/2025(mm)	$160.00	(0.08)	(109.76)	(109.84)	–	–	$50.16	(68.70)%	$3,415	1.29%	–%	1.29%	(0.29)%	508%
Defiance Daily Target 2X Long OKLO ETF
4/30/2026(nn)	$20.00	(0.14)	(8.42)	(8.56)	–	–	$11.44	(42.78)%	$300,821	1.45%	0.16%	1.29%	(0.87)%	55,886%
Defiance Daily Target 2X Long ONDS ETF
4/30/2026(bb)	$20.00	(0.07)	(2.59)	(2.66)	–	–	$17.34	(13.30)%	$51,846	1.32%	0.03%	1.29%	(0.96)%	–%
Defiance Daily Target 2X Long ORCL ETF
4/30/2026(gg)	$36.75	(0.20)	(5.46)	(5.66)	–	–	$31.09	(15.43)%	$287,872	1.30%	0.01%	1.29%	(0.42)%	1,829%
4/30/2025(oo)	$60.00	(0.06)	(23.19)	(23.25)	–	–	$36.75	(38.74)%	$2,818	1.36%	0.07%	1.29%	(0.68)%	541%
Defiance Daily Target 2X Long PL ETF
4/30/2026(pp)	$20.00	(0.10)	19.47	19.37	–	–	$39.37	96.85%	$31,496	1.42%	0.13%	1.29%	(1.10)%	–%
Defiance Daily Target 2X Long POET ETF
4/30/2026(i)	$20.00	–	–	–	–	–	$20.00	–%	$1,000	–%	–%	–%	–%	–%
Defiance Daily Target 2X Long QS ETF
4/30/2026(z)(qq)	$120.00	(0.13)	(104.98)	(105.11)	–	–	$14.89	(87.59)%	$16,477	1.32%	0.03%	1.29%	(0.95)%	–%

The accompanying notes are an integral part of these financial statements. 106

Financial Highlights

For a share outstanding throughout the periods presented

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of interest and tax expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest and tax expense(d)	Ratio of net investment income to average net assets(d)	Portfolio turnover rate(c)(e)
Defiance Daily Target 2X Long RKT ETF
4/30/2026(cc)(ff)	$40.00	(0.05)	(26.93)	(26.98)	–	–	$13.02	(67.44)%	$1,693	1.44%	0.15%	1.29%	(0.97)%	–%
Defiance Daily Target 2X Long SMCI ETF
4/30/2026(rr)	$49.02	(0.42)	(36.07)	(36.49)	(1.00)	(1.00)	$11.53	(75.48)%	$100,973	1.31%	0.02%	1.29%	(0.98)%	8,386%
4/30/2025(m)(ss)	$800.00	(0.70)	(750.28)	(750.98)	–	–	$49.02	(93.87)%	$233,301	1.42%	0.13%	1.29%	(1.09)%	2,869%
Defiance Daily Target 2X Long SOFI ETF
4/30/2026	$10.22	(0.17)	2.53	2.36	(3.60)	(3.60)	$8.98	(1.36)%	$59,828	1.32%	0.03%	1.29%	(0.74)%	72,985%
4/30/2025(tt)	$20.00	(0.03)	(9.75)	(9.78)	–	–	$10.22	(48.85)%	$19,325	1.29%	–%	1.29%	(0.89)%	458%
Defiance Daily Target 2X Long SOUN ETF
4/30/2026(nn)(uu)	$80.00	(0.41)	(50.17)	(50.58)	(8.84)	(8.84)	$20.58	(69.19)%	$16,976	1.31%	0.02%	1.29%	(0.83)%	40,021%
Defiance Daily Target 2X Long VST ETF
4/30/2026(u)(vv)	$60.00	(0.13)	(29.36)	(29.49)	–	–	$30.51	(49.15)%	$7,017	1.29%	0.00%(h)	1.29%	(0.40)%	1,600%
Defiance Daily Target 2X Long ZETA ETF
4/30/2026(hh)	$20.00	(0.03)	(1.66)	(1.69)	–	–	$18.31	(8.46)%	$3,845	1.31%	0.02%	1.29%	(0.67)%	–%
Defiance Daily Target 2X Short AMD ETF
4/30/2026(ww)	$20.00	(0.04)	(14.21)	(14.25)	–	–	$5.75	(71.25)%	$27,029	1.29%	–%	1.29%	(0.61)%	–%
Defiance Daily Target 2X Short MSTR ETF
4/30/2026(xx)	$30.16	(0.31)	2.21	1.90	–	–	$32.06	6.30%	$28,949	1.37%	0.08%	1.29%	(0.85)%	–%
4/30/2025(yy)(zz)	$2,000.00	(0.24)	(1,969.60)	(1,969.84)	–	–	$30.16	(98.48)%	$41,744	1.29%	0.00%(h)	1.29%	(0.38)%	–%
Defiance Daily Target 2X Short SMCI ETF
4/30/2026(ll)	$136.48	(0.20)	(107.98)	(108.18)	(1.18)	(1.18)	$27.12	(79.72)%	$2,881	1.54%	0.25%	1.29%	(1.15)%	–%
4/30/2025(aaa)	$160.00	(0.08)	(23.44)	(23.52)	–	–	$136.48	(14.70)%	$3,839	1.29%	–%	1.29%	(0.80)%	–%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions, if any.
(f)	Inception date of the Fund was March 2, 2026.
(g)	Inception date of the Fund was April 7, 2026.
(h)	Amount represents less than 0.005%.
(i)	Inception date of the Fund was April 30, 2026.
(j)	Inception date of the Fund was September 3, 2025.
(k)	Inception date of the Fund was October 23, 2025.

The accompanying notes are an integral part of these financial statements. 107

(l)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: March 23, 2026, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(m)	Inception date of the Fund was August 21, 2024.
(n)	Inception date of the Fund was November 18, 2025.
(o)	Inception date of the Fund was February 17, 2026.
(p)	Inception date of the Fund was May 28, 2025.
(q)	Inception date of the Fund was July 30, 2025.
(r)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: March 20, 2026, 1 for 5. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(s)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: March 19, 2026, 1 for 14. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(t)	Inception date of the Fund was March 12, 2025.
(u)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: March 19, 2026, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(v)	During the period ended April 30, 2026, the Fund effected the following stock split: December 8, 2025, 4 for 1. All historical per share information has been retroactively adjusted to reflect this stock split.
(w)	Inception date of the Fund was March 18, 2025.
(x)	During the period ended April 30, 2026, the Fund effected the following stock split: December 8, 2025, 2 for 1. All historical per share information has been retroactively adjusted to reflect this stock split.
(y)	Inception date of the Fund was March 11, 2025.
(z)	Inception date of the Fund was October 20, 2025.
(aa)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: March 20, 2026, 1 for 4. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(bb)	Inception date of the Fund was December 29, 2025.
(cc)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: March 20, 2026, 1 for 2. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(dd)	Inception date of the Fund was August 7, 2024.
(ee)	Inception date of the Fund was October 15, 2025.
(ff)	Inception date of the Fund was January 12, 2026.
(gg)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: March 20, 2026, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(hh)	Inception date of the Fund was February 3, 2026.
(ii)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: March 19, 2026, 1 for 10. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(jj)	Inception date of the Fund was August 14, 2024.
(kk)	Inception date of the Fund was January 20, 2026.
(ll)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: December 8, 2025, 1 for 8. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(mm)	Inception date of the Fund was December 2, 2024.
(nn)	Inception date of the Fund was June 23, 2025.
(oo)	Inception date of the Fund was February 6, 2025.
(pp)	Inception date of the Fund was January 6, 2026.
(qq)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: March 20, 2026, 1 for 6. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(rr)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: March 19, 2026, 1 for 2. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(ss)	During the period ended April 30, 2025, the Fund effected the following reverse stock split: November 18, 2024, 1 for 20. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements. 108

(tt)	Inception date of the Fund was January 15, 2025.
(uu)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: March 19, 2026, 1 for 4. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(vv)	Inception date of the Fund was July 21, 2025.
(ww)	Inception date of the Fund was November 13, 2025.
(xx)	During the period ended April 30, 2026, the Fund effected the following reverse stock split: May 23, 2025, 1 for 20. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(yy)	Inception date of the Fund was August 20, 2024.
(zz)	During the period ended April 30, 2025, the Fund effected the following reverse stock split: November 18, 2024, 1 for 5. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(aaa)	Inception date of the Fund was March 31, 2025.

The accompanying notes are an integral part of these financial statements. 109

Notes to Financial Statements
April 30, 2026

NOTE 1 - ORGANIZATION

The Defiance ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF (the “DRNL ETF”)	March 2, 2026
Defiance Daily 2X Space ETF (formerly Defiance Pure Space Daily 2X Strategy ETF) (the "SPCL ETF")	April 7, 2026
Defiance Daily Target 2X Long AMAT ETF (the “AMA ETF”)	April 30, 2026
Defiance Daily Target 2X Long ANET ETF (the “ANEL ETF”)	September 3, 2025
Defiance Daily Target 2X Long AVAV ETF (the “AVXX ETF”)	October 23, 2025
Defiance Daily Target 2X Long AVGO ETF (the “AVGX ETF”)	August 21, 2024
Defiance Daily Target 2X Long B ETF (the “BU ETF”)	November 18, 2025
Defiance Daily Target 2X Long Copper Miners ETF (the “COPZ ETF”)	February 17, 2026
Defiance Daily Target 2X Long CVNA ETF (the “CVNX ETF”)	May 28, 2025
Defiance Daily Target 2X Long DKNG ETF (the “DKNX ETF”)	July 30, 2025
Defiance Daily Target 2X Long HIMS ETF (the “HIMZ ETF”)	March 12, 2025
Defiance Daily Target 2X Long HOOD ETF (the “HOOX ETF”)	March 18, 2025
Defiance Daily Target 2X Long IONQ ETF (the “IONX ETF”)	March 11, 2025
Defiance Daily Target 2X Long IREN ETF (the “IRE ETF”)	October 20, 2025
Defiance Daily Target 2X Long KEEL ETF (the “KEEX ETF”)	December 29, 2025
Defiance Daily Target 2X Long LLY ETF (the “LLYX ETF”)	August 7, 2024
Defiance Daily Target 2X Long LMND ETF (the “LMNX ETF”)	October 15, 2025
Defiance Daily Target 2X Long LUNR ETF (the “LUNL ETF”)	January 12, 2026
Defiance Daily Target 2X Long MP ETF (the “MPL ETF”)	October 20, 2025
Defiance Daily Target 2X Long MRNA ETF (the “MRNX ETF”)	February 3, 2026
Defiance Daily Target 2X Long MSTR ETF (the “MSTX ETF”)	August 14, 2024
Defiance Daily Target 2X Long NOK ETF (the “LNOK ETF”)	January 20, 2026
Defiance Daily Target 2X Long NVO ETF (the “NVOX ETF”)	December 2, 2024
Defiance Daily Target 2X Long OKLO ETF (the “OKLL ETF”)	June 23, 2025
Defiance Daily Target 2X Long ONDS ETF (the “ONDL ETF”)	December 29, 2025
Defiance Daily Target 2X Long ORCL ETF (the “ORCX ETF”)	February 6, 2025
Defiance Daily Target 2X Long PL ETF (the “PLU ETF”)	January 6, 2026
Defiance Daily Target 2X Long POET ETF (the “POEL ETF”)	April 30, 2026
Defiance Daily Target 2X Long QS ETF (the “QSU ETF”)	October 20, 2025
Defiance Daily Target 2X Long RKT ETF (the "RKTL ETF")	January 12, 2026
Defiance Daily Target 2X Long SMCI ETF (the “SMCX ETF”)	August 21, 2024
Defiance Daily Target 2X Long SOFI ETF (the “SOFX ETF”)	January 15, 2025
Defiance Daily Target 2X Long SOUN ETF (the “SOUX ETF”)	June 23, 2025
Defiance Daily Target 2X Long VST ETF (the “VSTL ETF”)	July 21, 2025
Defiance Daily Target 2X Long ZETA ETF (the "ZETX ETF")	February 3, 2026
Defiance Daily Target 2X Short AMD ETF (the "DAMD ETF")	November 13, 2025
Defiance Daily Target 2X Short MSTR ETF (the “SMST ETF”)	August 20, 2024
Defiance Daily Target 2X Short SMCI ETF (the “SMCZ ETF”)	March 31, 2025
110

Notes to Financial Statements
April 30, 2026

The DRNL ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of BITA Pure Drone and Aerial Automation Index. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The SPCL ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of an actively-managed group of “pure space” securities (described below). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The AMA ETF’s primary investment objective is to seek daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Applied Materials, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The ANEL ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Arista Networks, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The AVXX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of AeroVironment Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The AVGX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Broadcom, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The BU ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Barrick Mining Corp.. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The COPZ ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Global X Copper Miners ETF. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The CVNX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Carvana Co. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The DKNX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of DraftKings, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The HIMZ ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Hims & Hers Health, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The HOOX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Robinhood Markets, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

111

Notes to Financial Statements
April 30, 2026

The IONX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of IonQ, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The IRE ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of IREN Ltd. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The KEEX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of BitFarms Ltd. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The LLYX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Eli Lilly & Co. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The LMNX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Lemonade, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The LUNL ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Intuitive Machines, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The MPL ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of MP Materials Corp. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The MRNX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Moderna, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The MSTX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Strategy, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The LNOK ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Nokia Corp. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The NVOX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of NOVO Nordisk AS - ADR. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The OKLL ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Oklo, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The ONDL ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Ondas Holdings, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

112

Notes to Financial Statements
April 30, 2026

The ORCX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Oracle Corp. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The PLU ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Planet Labs PBC. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The POEL ETF’s primary investment objective is to seek daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Poet Technologies, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The QSU ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of QuantumScape Corp. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The RKTL ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Rocket Companies, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The SMCX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Super Micro Computer, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The SOFX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of SoFi Technologies, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The SOUX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of SoundHound AI, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The VSTL ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Vistra Corp. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The ZETX ETF’s primary investment objective is to seek daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Zeta Global Holdings Corp. – Class A. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The DAMD ETF’s primary investment objective is to seek daily inverse leveraged investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of Advanced Micro Devices, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The SMST ETF’s primary investment objective is to seek daily leveraged inverse investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of Strategy, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

113

Notes to Financial Statements
April 30, 2026

The SMCZ ETF’s primary investment objective is to seek daily leveraged inverse investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of Super Micro Computer, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The SPCL ETF defines “Pure Space Companies” as companies with at least 50% of their (i) annual revenue derived from, or (ii) operating activity engaged in, the development, deployment, or operation of space-related technologies and services. These companies participate in the “space economy,” which refers to economic activity related to the exploration, development, deployment, space logistics, and utilization of space-based systems and infrastructure. This includes commercial activities such as satellite communications, Earth observation, navigation services, launch services, in-orbit operations, and emerging space technologies that support scientific research, data processing, global connectivity, and next-generation applications.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Swap contract terms are agreed among the counterparty and the Adviser. Total return swap contracts are valued using the closing price of the underlying reference asset, which may include individual stocks, baskets of securities, market indices, exchange-traded funds, or other instruments that the contract is tracking.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors. FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Funds’ options have a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s net asset value (“NAV”). If either pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Valuation Procedures (as defined below). In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Funds will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

114

Notes to Financial Statements
April 30, 2026

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

115

Notes to Financial Statements
April 30, 2026

The following is a summary of the inputs used to value each Fund's investments as of April 30, 2026:

DRNL ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$59,881	$—	$59,881
Money Market Funds	11,428	—	—	11,428
Total Investments	$11,428	$59,881	$—	$71,309

Assets:
Other Financial Instruments:(a)
Total Return Swaps	–	13,847	–	13,847
Total Other Financial Instruments	$—	$13,847	$—	$13,847
Liabilities:
Other Financial Instruments:(a)
Total Return Swaps	—	(4,449)	—	(4,449)
Total Other Financial Instruments	$—	$(4,449)	$—	$(4,449)

SPCL ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$379,246	$—	$379,246
Money Market Funds	118,713	—	—	118,713
Total Investments	$118,713	$379,246	$—	$497,959
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	146,850	—	146,850
Total Other Financial Instruments	$—	$146,850	$—	$146,850
Liabilities:
Other Financial Instruments:(a)
Total Return Swaps	—	(38,894)	—	(38,894)
Total Other Financial Instruments	$—	$(38,894)	$—	$(38,894)

AMA ETF
	Level 1	Level 2	Level 3	Total
Assets:
Other Financial Instruments:(a)
Total Return Swaps	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

ANEL ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$758,490	$—	$758,490
Money Market Funds	454,556	—	—	454,556
Total Investments	$454,556	$758,490	$—	$1,213,046
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	3,225,550	—	3,225,550
Total Other Financial Instruments	$—	$3,225,550	$—	$3,225,550

116

Notes to Financial Statements
April 30, 2026

AVXX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$1,666,683	$—	$1,666,683
Money Market Funds	434,638	—	—	434,638
Total Investments	$434,638	$1,666,683	$—	$2,101,321
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	838,052	—	838,052
Total Other Financial Instruments	$—	$838,052	$—	$838,052

AVGX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$20,949,310	$—	$20,949,310
Money Market Funds	2,298,654	—	—	2,298,654
Total Investments	$2,298,654	$20,949,310	$—	$23,247,964
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	101,413,455	—	101,413,455
Total Other Financial Instruments	$—	$101,413,455	$—	$101,413,455

BU ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$89,821	$—	$89,821
Money Market Funds	144,379	—	—	144,379
Total Investments	$144,379	$89,821	$—	$234,200
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	23,926	—	23,926
Total Other Financial Instruments	$—	$23,926	$—	$23,926
Liabilities:
Other Financial Instruments:(a)
Total Return Swaps	—	(5,770)	—	(5,770)
Total Other Financial Instruments	$—	$(5,770)	$—	$(5,770)

COPZ ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$788,432	$—	$788,432
Money Market Funds	416,655	—	—	416,655
Total Investments	$416,655	$788,432	$—	$1,205,087
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	470,947	—	470,947
Total Other Financial Instruments	$—	$470,947	$—	$470,947

117

Notes to Financial Statements
April 30, 2026

CVNX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$379,246	$—	$379,246
Money Market Funds	166,503	—	—	166,503
Total Investments	$166,503	$379,246	$—	$545,749
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	1,805,690	—	1,805,690
Total Other Financial Instruments	$—	$1,805,690	$—	$1,805,690

DKNX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$1,107,796	$—	$1,107,796
Money Market Funds	415,431	—	—	415,431
Total Investments	$415,431	$1,107,796	$—	$1,523,227
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	523,059	—	523,059
Total Other Financial Instruments	$—	$523,059	$—	$523,059

HIMZ ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$22,627,969	$—	$22,627,969
Money Market Funds	3,359,401	—	—	3,359,401
Total Investments	$3,359,401	$22,627,969	$—	$25,987,370
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	100,523,107	—	100,523,107
Total Other Financial Instruments	$—	$100,523,107	$—	$100,523,107

HOOX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$3,123,784	$—	$3,123,784
Money Market Funds	605,771	—	—	605,771
Total Investments	$605,771	$3,123,784	$—	$3,729,555
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	641,394	—	641,394
Total Other Financial Instruments	$—	$641,394	$—	$641,394
Liabilities:
Other Financial Instruments:(a)
Total Return Swaps	—	(30,377)	—	(30,377)
Total Other Financial Instruments	$—	$(30,377)	$—	$(30,377)

118

Notes to Financial Statements
April 30, 2026

IONX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$28,490,303	$—	$28,490,303
Money Market Funds	23,382,410	—	—	23,382,410
Total Investments	$23,382,410	$28,490,303	$—	$51,872,713
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	190,415,714	—	190,415,714
Total Other Financial Instruments	$—	$190,415,714	$—	$190,415,714

IRE ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$30,459,384	$—	$30,459,384
Money Market Funds	7,343,031	—	—	7,343,031
Total Investments	$7,343,031	$30,459,384	$—	$37,802,415
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	158,632,127	—	158,632,127
Total Other Financial Instruments	$—	$158,632,127	$—	$158,632,127
Liabilities:
Other Financial Instruments:(a)
Total Return Swaps	—	(187,175)	—	(187,175)
Total Other Financial Instruments	$—	$(187,175)	$—	$(187,175)

KEEX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$239,523	$—	$239,523
Money Market Funds	57,269	—	—	57,269
Total Investments	$57,269	$239,523	$—	$296,792
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	883,771	—	883,771
Total Other Financial Instruments	$—	$883,771	$—	$883,771

LLYX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$21,803,610	$—	$21,803,610
Money Market Funds	7,059,376	—	—	7,059,376
Total Investments	$7,059,376	$21,803,610	$—	$28,862,986
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	13,530,367	—	13,530,367
Total Other Financial Instruments	$—	$13,530,367	$—	$13,530,367

119

Notes to Financial Statements
April 30, 2026

LMNX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$728,550	$—	$728,550
Money Market Funds	350,929	—	—	350,929
Total Investments	$350,929	$728,550	$—	$1,079,479
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	652,793	—	652,793
Total Other Financial Instruments	$—	$652,793	$—	$652,793

LUNL ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$778,451	$—	$778,451
Money Market Funds	1,909,827	—	—	1,909,827
Total Investments	$1,909,827	$778,451	$—	$2,688,278
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	8,071,340	—	8,071,340
Total Other Financial Instruments	$—	$8,071,340	$—	$8,071,340

MPL ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$693,620	$—	$693,620
Money Market Funds	306,204	—	—	306,204
Total Investments	$306,204	$693,620	$—	$999,824
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	2,100,810	—	2,100,810
Total Other Financial Instruments	$—	$2,100,810	$—	$2,100,810

MRNX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$89,822	$—	$89,822
Money Market Funds	17,863	—	—	17,863
Total Investments	$17,863	$89,822	$—	$107,685
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	45,209	—	45,209
Total Other Financial Instruments	$—	$45,209	$—	$45,209

120

Notes to Financial Statements
April 30, 2026

MSTX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$–	$31,637,040	$–	$31,637,040
Money Market Funds	23,034,171	—	—	23,034,171
Total Investments	$23,034,171	$31,637,040	$—	$54,671,211
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	160,202,161	—	160,202,161
Total Other Financial Instruments	$—	$160,202,161	$—	$160,202,161

LNOK ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$2,944,141	$—	$2,944,141
Money Market Funds	2,819,284	—	—	2,819,284
Total Investments	$2,819,284	$2,944,141	$—	$5,763,425
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	8,672,134	—	8,672,134
Total Other Financial Instruments	$—	$8,672,134	$—	$8,672,134

NVOX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$8,263,555	$—	$8,263,555
Money Market Funds	4,497,995	—	—	4,497,995
Total Investments	$4,497,995	$8,263,555	$—	$12,761,550
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	9,258,630	—	9,258,630
Total Other Financial Instruments	$—	$9,258,630	$—	$9,258,630
Liabilities:
Other Financial Instruments:(a)
Total Return Swaps	—	(47,454)	—	(47,454)
Total Other Financial Instruments	$—	$(47,454)	$—	$(47,454)

OKLL ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$23,004,219	$—	$23,004,219
Money Market Funds	12,641,442	—	—	12,641,442
Total Investments	$12,641,442	$23,004,219	$—	$35,645,661
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	127,230,783	—	127,230,783
Total Other Financial Instruments	$—	$127,230,783	$—	$127,230,783

121

Notes to Financial Statements
April 30, 2026

ONDL ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$2,594,836	$—	$2,594,836
Money Market Funds	2,169,257	—	—	2,169,257
Total Investments	$2,169,257	$2,594,836	$—	$4,764,093
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	5,948,891	—	5,948,891
Total Other Financial Instruments	$—	$5,948,891	$—	$5,948,891

ORCX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$95,290,366	$—	$95,290,366
Money Market Funds	13,069,570	—	—	13,069,570
Total Investments	$13,069,570	$95,290,366	$—	$108,359,936
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	64,896,845	—	64,896,845
Total Other Financial Instruments	$—	$64,896,845	$—	$64,896,845

PLU ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$798,411	$—	$798,411
Money Market Funds	1,266,450	—	—	1,266,450
Total Investments	$1,266,450	$798,411	$—	$2,064,861
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	5,963,485	—	5,963,485
Total Other Financial Instruments	$—	$5,963,485	$—	$5,963,485

POEL ETF
	Level 1	Level 2	Level 3	Total
Assets:
Other Financial Instruments:(a)
Total Return Swaps	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

122

Notes to Financial Statements
April 30, 2026

QSU ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$3,153,724	$—	$3,153,724
Money Market Funds	1,290,095	—	—	1,290,095
Total Investments	$1,290,095	$3,153,724	$—	$4,443,819
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	2,439,733	—	2,439,733
Total Other Financial Instruments	$—	$2,439,733	$—	$2,439,733

RKTL ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$329,344	$—	$329,344
Money Market Funds	57,287	—	—	57,287
Total Investments	$57,287	$329,344	$—	$386,631
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	114,761	—	114,761
Total Other Financial Instruments	$—	$114,761	$—	$114,761

SMCX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$8,952,185	$—	$8,952,185
Money Market Funds	9,330,367	—	—	9,330,367
Total Investments	$9,330,367	$8,952,185	$—	$18,282,552
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	24,117,662	—	24,117,662
Total Other Financial Instruments	$—	$24,117,662	$—	$24,117,662

SOFX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$13,317,498	$—	$13,317,498
Money Market Funds	3,523,959	—	—	3,523,959
Total Investments	$3,523,959	$13,317,498	$—	$16,841,457
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	3,425,089	—	3,425,089
Total Other Financial Instruments	$—	$3,425,089	$—	$3,425,089

123

Notes to Financial Statements
April 30, 2026

SOUX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$3,033,963	$—	$3,033,963
Money Market Funds	1,368,509	—	—	1,368,509
Total Investments	$1,368,509	$3,033,963	$—	$4,402,472
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	4,110,439	—	4,110,439
Total Other Financial Instruments	$—	$4,110,439	$—	$4,110,439
Liabilities:
Other Financial Instruments:(a)
Total Return Swaps	—	(13,437)	—	(13,437)
Total Other Financial Instruments	$—	$(13,437)	$—	$(13,437)

VSTL ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$1,537,939	$—	$1,537,939
Money Market Funds	593,456	—	—	593,456
Total Investments	$593,456	$1,537,939	$—	$2,131,395
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	737,383	—	737,383
Total Other Financial Instruments	$—	$737,383	$—	$737,383
Liabilities:
Other Financial Instruments:(a)
Total Return Swaps	—	(111,380)	—	(111,380)
Total Other Financial Instruments	$—	$(111,380)	$—	$(111,380)

ZETX ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$179,643	$—	$179,643
Money Market Funds	136,175	—	—	136,175
Total Investments	$136,175	$179,643	$—	$315,818
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	423,329	—	423,329
Total Other Financial Instruments	$—	$423,329	$—	$423,329

124

Notes to Financial Statements
April 30, 2026

DAMD ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$4,451,142	$—	$4,451,142
Money Market Funds	902,327	—	—	902,327
Total Investments	$902,327	$4,451,142	$—	$5,353,469
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	—	—	—
Total Other Financial Instruments	$—	$—	$—	$—
Liabilities:
Other Financial Instruments:(a)
Total Return Swaps	—	(691,213)	—	(691,213)
Total Other Financial Instruments	$—	$(691,213)	$—	$(691,213)

SMST ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$6,187,686	$—	$6,187,686
Money Market Funds	339,522	—	—	339,522
Total Investments	$339,522	$6,187,686	$—	$6,527,208
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	1,969,883	—	1,969,883
Total Other Financial Instruments	$—	$1,969,883	$—	$1,969,883

SMCZ ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$1,127,756	$—	$1,127,756
Money Market Funds	249,357	—	—	249,357
Total Investments	$249,357	$1,127,756	$—	$1,377,113
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	453,558	—	453,558
Total Other Financial Instruments	$—	$453,558	$—	$453,558

(a)	The fair value of each Fund's Other Financial Instruments represents the net unrealized appreciation (depreciation) as of April 30, 2026.

Derivative Instruments - As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

125

Notes to Financial Statements
April 30, 2026

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

Each Fund may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by each Fund to the counterparty. The net amount of the excess, if any, of each Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract, or a portion of a swap contract, is settled in cash, reset, terminated, partially unwound or closed according to its terms, the changes in value are recorded as unrealized appreciation or depreciation. Upon such event, the related gain or loss is recorded as net realized gain or loss from swap contracts. A partial unwind or other contractual reduction is treated as a realized event when the related swap economics are extinguished or reduced, regardless of whether the related cash is received or paid on the same date. Certain Funds may receive or deliver cash from or to swap counterparties based on the mark-to-market value of outstanding swap contracts. Such transfers may represent either settlement of swap economics or collateral, variation margin, excess variation margin or similar mark-to-market transfers, depending on the applicable contractual terms and counterparty settlement mechanics. Amounts applied to settle or partially settle the related swap economics are reflected in net realized gain or loss from swap contracts and reduce the related unrealized appreciation or depreciation. Amounts not applied to settle or reduce the related swap value and that remain subject to return, recall or future application are reflected as cash, segregated cash, due from broker or due to broker, as applicable, and the related swap remains recorded at fair value with changes reflected as net change in unrealized appreciation or depreciation on swap contracts.

126

Notes to Financial Statements
April 30, 2026

Amounts presented as due from broker or due to broker may include amounts receivable or payable for contractual swap resets, financing resets, partial unwinds, terminations or other settlement events, and cash collateral, variation margin, excess variation margin or similar mark-to-market transfers posted to or received from counterparties. The transfer or receipt of cash or collateral does not, by itself, reduce the notional amount, economic exposure or daily target leveraged exposure of a swap contract unless the swap contract is amended, reset, partially unwound, terminated or otherwise contractually modified to reduce such notional amount or exposure.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, each Fund is exposed to common stocks indirectly which subjects that Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which each Fund invests.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended April 30, 2026, each Fund’s monthly average notional amount is described below for any derivatives that they invested in:

	Total Return Swaps	Purchased Options
DRNL ETF	$ 227,889	-
SPCL ETF	2,148,804	-
AMA ETF	-	-
ANEL ETF	12,845,609	-
AVXX ETF	10,342,590	-
AVGX ETF	285,008,678	-
BU ETF	2,178,799	-
COPZ ETF	5,794,346	-
CVNX ETF	6,499,016	-
DKNX ETF	10,014,771	-
HIMZ ETF	237,400,049	-
127

Notes to Financial Statements
April 30, 2026

HOOX ETF	32,412,196	-
IONX ETF	291,052,211	-
IRE ETF	475,117,203	-
KEEX ETF	3,546,922	-
LLYX ETF	97,481,524	-
LMNX ETF	9,276,539	-
LUNL ETF	37,752,445	-
MPL ETF	13,489,062	-
MRNX ETF	1,601,355	-
MSTX ETF	1,316,723,140	67,250,231
LNOK ETF	14,931,798	-
NVOX ETF	111,318,021	-
OKLL ETF	265,398,139	-
ONDL ETF	81,353,645	-
ORCX ETF	304,584,811	-
PLU ETF	25,774,262	-
POEL ETF	1,999,867	-
QSU ETF	27,389,069	-
RKTL ETF	4,045,794	-
SMCX ETF	441,764,748	-
SOFX ETF	115,886,279	-
SOUX ETF	35,672,531	-
VSTL ETF	11,382,377	-
ZETX ETF	4,686,546	-
DAMD ETF	(14,699,630)	-
SMST ETF	(66,254,308)	-
SMCZ ETF	(16,514,806)	-

128

Notes to Financial Statements
April 30, 2026

Statements of Assets and Liabilities

Fair value of derivative instruments as of April 30, 2026:

	Asset Derivatives		Liability Derivatives
Fund:	Instrument:	Location:	Instrument:	Location:

	Equity Risk	Unrealized appreciation on Swap Contracts	Equity Risk	Unrealized depreciation on Swap Contracts
DRNL ETF	Total Return Swaps	$13,847	Total Return Swaps	$(4,449)
SPCL ETF	Total Return Swaps	146,850	Total Return Swaps	(38,894)
AMA ETF	Total Return Swaps	–	Total Return Swaps	–
ANEL ETF	Total Return Swaps	3,225,550	Total Return Swaps	–
AVXX ETF	Total Return Swaps	838,052	Total Return Swaps	–
AVGX ETF	Total Return Swaps	101,413,455	Total Return Swaps	–
BU ETF	Total Return Swaps	23,926	Total Return Swaps	(5,770)
COPZ ETF	Total Return Swaps	470,947	Total Return Swaps	–
CVNX ETF	Total Return Swaps	1,805,690	Total Return Swaps	–
DKNX ETF	Total Return Swaps	523,059	Total Return Swaps	–
HIMZ ETF	Total Return Swaps	100,523,107	Total Return Swaps	–
129

Notes to Financial Statements
April 30, 2026

HOOX ETF	Total Return Swaps	641,394	Total Return Swaps	(30,377)
IONX ETF	Total Return Swaps	190,415,714	Total Return Swaps	–
IRE ETF	Total Return Swaps	158,632,127	Total Return Swaps	(187,175)
KEEX ETF	Total Return Swaps	883,771	Total Return Swaps	–
LLYX ETF	Total Return Swaps	13,530,367	Total Return Swaps	–
LMNX ETF	Total Return Swaps	652,793	Total Return Swaps	–
LUNL ETF	Total Return Swaps	8,071,340	Total Return Swaps	–
MPL ETF	Total Return Swaps	2,100,810	Total Return Swaps	–
MRNX ETF	Total Return Swaps	45,209	Total Return Swaps	–
MSTX ETF	Total Return Swaps	160,202,161	Total Return Swaps	–
LNOK ETF	Total Return Swaps	8,672,134	Total Return Swaps	–
NVOX ETF	Total Return Swaps	9,258,630	Total Return Swaps	(47,454)
OKLL ETF	Total Return Swaps	127,230,783	Total Return Swaps	–
ONDL ETF	Total Return Swaps	5,948,891	Total Return Swaps	–
ORCX ETF	Total Return Swaps	64,896,845	Total Return Swaps	–
PLU ETF	Total Return Swaps	5,963,485	Total Return Swaps	–
POEL ETF	Total Return Swaps	–	Total Return Swaps	–
QSU ETF	Total Return Swaps	2,439,733	Total Return Swaps	–
RKTL ETF	Total Return Swaps	114,761	Total Return Swaps	–
SMCX ETF	Total Return Swaps	24,117,662	Total Return Swaps	–
SOFX ETF	Total Return Swaps	3,425,089	Total Return Swaps	–
SOUX ETF	Total Return Swaps	4,110,439	Total Return Swaps	(13,437)
VSTL ETF	Total Return Swaps	737,383	Total Return Swaps	(111,380)
ZETX ETF	Total Return Swaps	423,329	Total Return Swaps	–
DAMD ETF	Total Return Swaps	–	Total Return Swaps	(479,384)
SMST ETF	Total Return Swaps	1,969,883	Total Return Swaps	–
SMCZ ETF	Total Return Swaps	453,558	Total Return Swaps	–

130

Notes to Financial Statements
April 30, 2026

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2026:

	Realized		Change in Unrealized
Fund:	Instrument:	Location:	Instrument:	Location:

	Equity Risk	Net realized gain (loss) on investments	Equity Risk	Net change in unrealized appreciation (depreciation) on investments

MSTX ETF	Purchased Options	$ (16,826,294)		$ 2,547,841

	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Fund:	Instrument:	Location:	Instrument:	Location:

	Equity Risk	Net realized gain (loss) from Swap contracts	Equity Risk	Net change in unrealized appreciation (depreciation) on Swap contracts
DRNL ETF	Total Return Swaps	$(342,164)	Total Return Swaps	$9,398
SPCL ETF	Total Return Swaps	(29,813)	Total Return Swaps	107,956
AMA ETF	Total Return Swaps	(2)	Total Return Swaps	–
ANEL ETF	Total Return Swaps	(2,446,901)	Total Return Swaps	3,225,550
AVXX ETF	Total Return Swaps	(9,499,886)	Total Return Swaps	838,052
AVGX ETF	Total Return Swaps	17,175,161	Total Return Swaps	105,082,967
BU ETF	Total Return Swaps	250,167	Total Return Swaps	18,156
COPZ ETF	Total Return Swaps	(596,930)	Total Return Swaps	470,947
131

Notes to Financial Statements
April 30, 2026

CVNX ETF	Total Return Swaps	(1,352,998)	Total Return Swaps	1,805,690
DKNX ETF	Total Return Swaps	(7,008,769)	Total Return Swaps	523,059
HIMZ ETF	Total Return Swaps	(241,553,359)	Total Return Swaps	100,523,107
HOOX ETF	Total Return Swaps	1,689,303	Total Return Swaps	611,017
IONX ETF	Total Return Swaps	(254,545,945)	Total Return Swaps	190,415,714
IRE ETF	Total Return Swaps	(373,317,487)	Total Return Swaps	158,444,952
KEEX ETF	Total Return Swaps	(712,542)	Total Return Swaps	883,771
LLYX ETF	Total Return Swaps	27,048,198	Total Return Swaps	12,433,054
LMNX ETF	Total Return Swaps	(2,676,550)	Total Return Swaps	652,793
LUNL ETF	Total Return Swaps	182,479	Total Return Swaps	8,071,340
MPL ETF	Total Return Swaps	(5,908,306)	Total Return Swaps	2,100,810
MRNX ETF	Total Return Swaps	151,664	Total Return Swaps	45,209
MSTX ETF	Total Return Swaps	(990,826,370)	Total Return Swaps	(292,480,873)
LNOK ETF	Total Return Swaps	265,484	Total Return Swaps	8,672,134
NVOX ETF	Total Return Swaps	(38,389,963)	Total Return Swaps	9,674,048
OKLL ETF	Total Return Swaps	(292,163,134)	Total Return Swaps	127,230,783
ONDL ETF	Total Return Swaps	(54,266,646)	Total Return Swaps	5,948,891
ORCX ETF	Total Return Swaps	(363,936,212)	Total Return Swaps	64,771,901
PLU ETF	Total Return Swaps	1,111,890	Total Return Swaps	5,963,485
POEL ETF	Total Return Swaps	(112)	Total Return Swaps	–
QSU ETF	Total Return Swaps	(34,968,577)	Total Return Swaps	2,439,733
RKTL ETF	Total Return Swaps	(1,867,967)	Total Return Swaps	114,761
SMCX ETF	Total Return Swaps	(133,428,396)	Total Return Swaps	47,822,126
SOFX ETF	Total Return Swaps	(27,008,751)	Total Return Swaps	4,598,189
SOUX ETF	Total Return Swaps	(31,657,722)	Total Return Swaps	4,097,002
VSTL ETF	Total Return Swaps	(5,042,187)	Total Return Swaps	626,003
ZETX ETF	Total Return Swaps	(305,826)	Total Return Swaps	423,329
DAMD ETF	Total Return Swaps	(9,563,592)	Total Return Swaps	(691,213)
SMST ETF	Total Return Swaps	5,721,197	Total Return Swaps	3,231,260
SMCZ ETF	Total Return Swaps	1,833,626	Total Return Swaps	453,558

132

Notes to Financial Statements
April 30, 2026

The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination. Amounts presented on the Schedules of Total Return Swap Contracts are gross settlement amounts.

Under the master netting agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master netting agreements with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of master netting agreements.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds, as of April 30, 2026.

Fund	Description	Counterparty	Gross Amounts (Unrealized Appreciation/Depreciation)	Gross amounts offset in the Statement of Assets and Liabilities	Due From Broker	Due To Broker	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
	Total Return Swap Contracts
DRNL ETF
	Assets
		Cantor Fitzgerald & Co.	$ 9,398	$ -	$ -	$ -	$ 9,398	$ -	$ -	$ 9,398
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	56,895	56,895	-	56,895	-
		Marex Capital Markets, Inc.	-	-	-	5,210	5,210	-	5,210	-

SPCL ETF
	Assets
		Cantor Fitzgerald & Co.	20,291	-	-	-	20,291	-	-	20,291
		Marex Capital Markets, Inc.	87,665	-	56,578	-	144,243	-	-	144,243
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	7,473	7,473	-	7,473	-

AMA ETF
	Assets		-	-	-	-	-	-	-	-
	Liabilities		-	-	-	-	-	-	-	-

133

Notes to Financial Statements
April 30, 2026

ANEL ETF

	Assets
		BMO Capital Markets Corp.	546,108	-	-	-	546,108	-	-	546,108
		Cantor Fitzgerald & Co.	1,034,135	-	-	-	1,034,135	-	-	1,034,135
		Clear Street LLC	842,781	-	-	-	842,781	-	-	842,781
		Marex Capital Markets, Inc.	802,526	-	221,479	-	1,024,005	-	-	1,024,005
	Liabilities
		BMO Capital Markets Corp.	-	-	-	12,495	12,495	-	12,495	-
		Cantor Fitzgerald & Co.	-	-	-	263,485	263,485	-	263,485	-
		Clear Street LLC	-	-	-	254,529	254,529	-	254,529	-

AVXX ETF
	Assets
		Cantor Fitzgerald & Co.	247,033	-	-	-	247,033	-	-	247,033
		Clear Street LLC	8,369	-	-	-	8,369	-	-	8,369
		Marex Capital Markets, Inc.	274,898	-	-	-	274,898	-	-	274,898
		Nomura Securities International, Inc.	307,753	-	10,781	-	318,534	-	-	318,534
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	55,116	55,116	-	55,116	-
		Clear Street LLC	-	-	-	51,833	51,833	-	51,833	-
		Jane Street Execution Services, LLC	-	-	-	62,248	62,248	-	62,248	-
		Marex Capital Markets, Inc.	-	-	-	39,336	39,336	-	39,336	-

AVGX ETF
	Assets
		BMO Capital Markets Corp.	5,940,558	-	1,446,947	-	7,387,505	-	-	7,387,505
		Cantor Fitzgerald & Co.	14,851,687	-	-	-	14,851,687	-	-	14,851,687
		Clear Street LLC	8,493,545	-	5,051,495	-	13,545,040	-	-	13,545,040
		Marex Capital Markets, Inc.	7,254,690	-	5,387,209	-	12,641,899	-	-	12,641,899
		Morgan Stanley & Co., Inc.	40,926,600	-	-	-	40,926,600	-	-	40,926,600
		National Bank of Canada Financial, Inc.	12,562,829	-	6,781,469	-	19,344,298	-	-	19,344,298
		Nomura Securities International, Inc.	11,383,546	-	4,142,637	-	15,526,183	-	-	15,526,183
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	8,536,574	8,536,574	-	8,536,574	-
		Morgan Stanley & Co., Inc.	-	-	-	419,644	419,644	-	419,644	-
134

Notes to Financial Statements
April 30, 2026

BU ETF
	Assets
		BMO Capital Markets Corp.	6,536	-	90,691	-	97,227	-	-	97,227
		Clear Street LLC	11,930	-	84,612	-	96,542	-	-	96,542
		Marex Capital Markets, Inc.	5,460	-	9,235	-	14,695	-	-	14,695
	Liabilities
		Cantor Fitzgerald & Co.	5,770	-	-	61,824	67,594	-	67,594	-
		Nomura Securities International, Inc.	-	-	-	30,185	30,185	-	30,185	-

COPZ ETF
	Assets
		Cantor Fitzgerald & Co.	202,664	-	-	-	202,664	-	-	202,664
		Clear Street LLC	73,858	-	-	-	73,858	-	-	73,858
		Marex Capital Markets, Inc.	183,038	-	-	-	183,038	-	-	183,038
		Nomura Securities International, Inc.	11,387	-	-	-	11,387	-	-	11,387
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	35,488	35,488	-	35,488	-
		Clear Street LLC	-	-	-	57,658	57,658	-	57,658	-
		Marex Capital Markets, Inc.	-	-	-	13,814	13,814	-	13,814	-
		National Bank of Canada Financial, Inc.	-	-	-	77	77	-	77	-
		Nomura Securities International, Inc.	-	-	-	31,446	31,446	-	31,446	-

CVNX ETF
	Assets
		Cantor Fitzgerald & Co.	307,353	-	-	-	307,353	-	-	307,353
		Clear Street LLC	405,494	-	100,105	-	505,599	-	-	505,599
		Jane Street Execution Services, LLC	503,896	-	-	-	503,896	-	-	503,896
		Marex Capital Markets, Inc.	303,105	-	177,376	-	480,481	-	-	480,481
		Nomura Securities International, Inc.	285,842	-	86,044	-	371,886	-	-	371,886
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	193,570	193,570	-	193,570	-
		Jane Street Execution Services, LLC	-	-	-	15,056	15,056	-	15,056	-

135

Notes to Financial Statements
April 30, 2026

DKNX ETF
	Assets
		Cantor Fitzgerald & Co.	67,929	-	29,736	-	97,665	-	-	97,665
		Clear Street LLC	29,045	-	-	-	29,045	-	-	29,045
		Jane Street Execution Services, LLC	92,872	-	-	-	92,872	-	-	92,872
		Marex Capital Markets, Inc.	151,945	-	-	-	151,945	-	-	151,945
		Morgan Stanley & Co., Inc.	134,463	-	-	-	134,463	-	-	134,463
		Nomura Securities International, Inc.	46,805	-	-	-	46,805	-	-	46,805
	Liabilities
		Clear Street LLC	-	-	-	36,664	36,664	-	36,664	-
		Jane Street Execution Services, LLC	-	-	-	29,476	29,476	-	29,476	-
		Marex Capital Markets, Inc.	-	-	-	371	371	-	371	-
		Morgan Stanley & Co., Inc.	-	-	-	46,282	46,282	-	46,282	-
		Nomura Securities International, Inc.	-	-	-	23,737	23,737	-	23,737	-

HIMZ ETF
	Assets
		BMO Capital Markets Corp.	12,990,680	-	3,257,448	-	16,248,128	-	-	16,248,128
		Cantor Fitzgerald & Co.	16,309,462	-	-	-	16,309,462	-	-	16,309,462
		Clear Street LLC	15,774,581	-	148,989	-	15,923,570	-	-	15,923,570
		Jane Street Execution Services, LLC	7,855,560	-	-	-	7,855,560	-	-	7,855,560
		Marex Capital Markets, Inc.	14,714,814	-	-	-	14,714,814	-	-	14,714,814
		Morgan Stanley & Co., Inc.	1,780,559	-	-	-	1,780,559	-	-	1,780,559
		National Bank of Canada Financial, Inc.	16,048,663	-	276,903	-	16,325,566	-	-	16,325,566
		Nomura Securities International, Inc.	15,048,787	-	-	-	15,048,787	-	-	15,048,787
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	2,451,236	2,451,236	-	2,451,236	-
		Jane Street Execution Services, LLC	-	-	-	1,392,301	1,392,301	-	1,392,301	-
		Marex Capital Markets, Inc.	-	-	-	1,132,630	1,132,630	-	1,132,630	-
		Morgan Stanley & Co., Inc.	-	-	-	276,258	276,258	-	276,258	-
		Nomura Securities International, Inc.	-	-	-	882,739	882,739	-	882,739	-

136

Notes to Financial Statements
April 30, 2026

HOOX ETF
	Assets
		BMO Capital Markets Corp.	130,975	-	-	-	130,975	-	-	130,975
		Cantor Fitzgerald & Co.	107,097	-	-	-	107,097	-	-	107,097
		Jane Street Execution Services, LLC	127,426	-	-	-	127,426	-	-	127,426
		Marex Capital Markets, Inc.	275,897	-	-	-	275,897	-	-	275,897
	Liabilities
		BMO Capital Markets Corp.	-	-	-	1,478	1,478	-	1,478	-
		Cantor Fitzgerald & Co.	-	-	-	958	958	-	958	-
		Clear Street LLC	30,377	-	-	349,882	380,259	-	380,259	-
		Jane Street Execution Services, LLC	-	-	-	1,624	1,624	-	1,624	-
		Marex Capital Markets, Inc.	-	-	-	68,881	68,881	-	68,881	-
		Nomura Securities International, Inc.	-	-	-	291,712	291,712	-	291,712	-

IONX ETF
	Assets
		BMO Capital Markets Corp.	17,281,075	-	1,498,355	-	18,779,430	-	-	18,779,430
		Cantor Fitzgerald & Co.	22,863,848	-	-	-	22,863,848	-	-	22,863,848
		Clear Street LLC	37,490,987	-	947,909	-	38,438,895	-	-	38,438,895
		Jane Street Execution Services, LLC	40,282,976	-	-	-	40,282,976	-	-	40,282,976
		J.P. Morgan	-	-	1,006	-	1,006	-	-	1,006
		Marex Capital Markets, Inc.	23,066,081	-	-	-	23,066,081	-	-	23,066,081
		Morgan Stanley & Co., Inc.	3,047,489	-	-	-	3,047,489	-	-	3,047,489
		National Bank of Canada Financial, Inc.	22,699,549	-	-	-	22,699,549	-	-	22,699,549
		Nomura Securities International, Inc.	23,683,708	-	152,321	-	23,836,029	-	-	23,836,029
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	5,609,735	5,609,735	-	5,609,735	-
		Jane Street Execution Services, LLC	-	-	-	1,581,468	1,581,468	-	1,581,468	-
		Marex Capital Markets, Inc.	-	-	-	613,243	613,243	-	613,243	-
		Morgan Stanley & Co., Inc.	-	-	-	355,637	355,637	-	355,637	-
		National Bank of Canada Financial, Inc.	-	-	-	357,029	357,029	-	357,029	-

137

Notes to Financial Statements
April 30, 2026

IRE ETF
	Assets
		BMO Capital Markets Corp.	4,456,699	-	911,552	-	5,368,251	-	-	,368,251
		Cantor Fitzgerald & Co.	29,027,663	-	978,168	-	30,005,831	-	-	30,005,831
		Clear Street LLC	38,455,403	-	3,638,433	-	42,093,836	-	-	42,093,836
		Jane Street Execution Services, LLC	6,940,245	-	-	-	6,940,245	-	-	6,940,245
		Marex Capital Markets, Inc.	29,347,552	-	-	-	29,347,552	-	-	29,347,552
		Morgan Stanley & Co., Inc.	24,954,792	-	-	-	24,954,792	-	-	24,954,792
		National Bank of Canada Financial, Inc.	25,449,773	-	-	-	25,449,773	-	-	25,449,773
	Liabilities
		Jane Street Execution Services, LLC	-	-	-	2,185,286	2,185,286	-	2,185,286	-
		Marex Capital Markets, Inc.	-	-	-	1,342,611	1,342,611	-	1,342,611	-
		Morgan Stanley & Co., Inc.	187,175	-	-	61,005	248,180	-	248,180	-
		National Bank of Canada Financial, Inc.	-	-	-	1,913,251	1,913,251	-	1,913,251	-
		Nomura Securities International, Inc.	-	-	-	314,876	314,876	-	314,876	-

KEEX ETF
	Assets
		Cantor Fitzgerald & Co.	262,310	-	-	-	262,310	-	-	262,310
		Clear Street LLC	279,823	-	-	-	279,823	-	-	279,823
		Marex Capital Markets, Inc.	281,582	-	-	-	281,582	-	-	281,582
		National Bank of Canada Financial, Inc.	286,072	-	-	-	286,072	-	-	286,072
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	92,144	92,144	-	92,144	-
		Clear Street LLC	-	-	-	10,529	10,529	-	10,529	-
		Marex Capital Markets, Inc.	-	-	-	4,251	4,251	-	4,251	-
		National Bank of Canada Financial, Inc.	-	-	-	22,107	22,107	-	22,107	-

LLYX ETF
	Assets
		BMO Capital Markets Corp.	1,459,325	-	-	-	1,459,325	-	-	1,459,325
		Cantor Fitzgerald & Co.	3,772,217	-	-	-	3,772,217	-	-	3,772,217
		Clear Street LLC	2,787,292	-	4,929,338	-	7,716,630	-	-	7,716,630
138

Notes to Financial Statements
April 30, 2026

		Marex Capital Markets, Inc.	1,082,334	-	3,613,472	-	4,695,806	-	-	4,695,806
		Morgan Stanley & Co., Inc.	2,701,836	-	33,114	-	2,734,950	-	-	2,734,950
		Nomura Securities International, Inc.	1,727,363	-	-	-	1,727,363	-	-	1,727,363
	Liabilities
		BMO Capital Markets Corp.	-	-	-	2,748	2,748	-	2,748	-
		Cantor Fitzgerald & Co.	-	-	-	1,909,860	1,909,860	-	1,909,860	-
		Nomura Securities International, Inc.	-	-	-	3,572	3,572	-	3,572	-

LMNX ETF
	Assets
		Clear Street LLC	159,963	-	126,016	-	285,979	-	-	285,979
		Marex Capital Markets, Inc.	216,439	-	106,405	-	322,844	-	-	322,844
		Nomura Securities International, Inc.	156,413	-	41,493	-	197,906	-	-	197,906
	Liabilities
		Cantor Fitzgerald & Co.	30,168	-	-	81,450	111,618	-	111,618	-
		Jane Street Execution Services, LLC	-	-	-	192,911	192,911	-	192,911	-
		National Bank of Canada Financial, Inc.	-	-	-	29,667	29,667	-	29,667	-

LUNL ETF
	Assets
		Cantor Fitzgerald & Co.	2,131,071	-	-	-	2,131,071	-	-	2,131,071
		Clear Street LLC	2,168,720	-	1,143,057	-	3,311,777	-	-	3,311,777
		Marex Capital Markets, Inc.	1,989,169	-	1,566,821	-	3,555,990	-	-	3,555,990
		National Bank of Canada Financial, Inc.	2,733,955	-	730,037	-	3,463,992	-	-	3,463,992
		Nomura Securities International, Inc.	8,424	-	-	-	8,424	-	-	8,424
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	1,117,295	1,117,295	-	1,117,295	-
		Nomura Securities International, Inc.	-	-	-	8,762	8,762	-	8,762	-

MPL ETF
	Assets
		Cantor Fitzgerald & Co.	429,179	-	27,985	-	457,164	-	-	457,164
		Clear Street LLC	413,465	-	-	-	413,465	-	-	413,465
		Jane Street Execution Services, LLC	304,330	-	-	-	304,330	-	-	304,330
139

Notes to Financial Statements
April 30, 2026

		Marex Capital Markets, Inc.	419,767	-	22,072	-	441,839	-	-	441,839
		Nomura Securities International, Inc.	534,070	-	20,728	-	554,798	-	-	554,798
	Liabilities
		Clear Street LLC	-	-	-	18,825	18,825	-	18,825	-
		Jane Street Execution Services, LLC	-	-	-	22,657	22,657	-	22,657	-

MRNX ETF
	Assets
		Cantor Fitzgerald & Co.	726	-	-	-	726	-	-	726
		Clear Street LLC	26,783	-	11,109	-	37,892	-	-	37,892
		Marex Capital Markets, Inc.	1,133	-	-	-	1,133	-	-	1,133
		Nomura Securities International, Inc.	16,567	-	30,143	-	46,710	-	-	46,710
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	5,769	5,769	-	5,769	-
		Marex Capital Markets, Inc.	-	-	-	44	44	-	44	-

MSTX ETF
	Assets
		BMO Capital Markets Corp.	18,271,775	-	7,301,434	-	25,573,209	-	-	25,573,209
		Cantor Fitzgerald & Co.	39,644,693	-	-	-	39,644,693	-	-	39,644,693
		Clear Street LLC	35,605,053	-	-	-	35,605,053	-	-	35,605,053
		Jane Street Execution Services, LLC	23,373,545	-	-	-	23,373,545	-	-	23,373,545
		Marex Capital Markets, Inc.	30,417,530	-	-	-	30,417,530	-	-	30,417,530
		National Bank of Canada Financial, Inc.	32,110,986	-	17,411,730	-	49,522,716	-	-	49,522,716
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	5,956,656	5,956,656	-	5,956,656	-
		Clear Street LLC	-	-	-	3,671,892	3,671,892	-	3,671,892	-
		Jane Street Execution Services, LLC	-	-	-	246,555	246,555	-	246,555	-
		Marex Capital Markets, Inc.	-	-	-	4,157,198	4,157,198	-	4,157,198	-
		Nomura Securities International, Inc.	19,221,422	-	-	-	19,221,422	-	19,221,422	-

LNOK ETF
	Assets
		Cantor Fitzgerald & Co.	1,896,560	-	-	-	1,896,560	-	-	1,896,560
		Clear Street LLC	2,188,141	-	122,016	-	2,310,157	-	-	2,310,157
140

Notes to Financial Statements
April 30, 2026

		Marex Capital Markets, Inc.	1,840,349	-	-	-	1,840,349	-	-	1,840,349
		Nomura Securities International, Inc.	2,630,051	-	-	-	2,630,051	-	-	2,630,051
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	9,749	9,749	-	9,749	-
		Marex Capital Markets, Inc.	-	-	-	24,241	24,241	-	24,241	-
		Nomura Securities International, Inc.	-	-	-	100,143	100,143	-	100,143	-

NVOX ETF
	Assets
		BMO Capital Markets Corp.	668,400	-	331,535	-	999,935	-	-	999,935
		Cantor Fitzgerald & Co.	1,149,280	-	246,423	-	1,395,703	-	-	1,395,703
		Clear Street LLC	1,077,118	-	4,265,715	-	5,342,833	-	-	5,342,833
		Marex Capital Markets, Inc.	-	-	3,426,299	-	3,426,299	-	-	3,426,299
		Morgan Stanley & Co., Inc.	4,175,325	-	477,019	-	4,652,344	-	-	4,652,344
		National Bank of Canada Financial, Inc.	1,019,616	-	571,534	-	1,591,150	-	-	1,591,150
		Nomura Securities International, Inc.	1,168,891	-	339,071	-	1,507,962	-	-	1,507,962
	Liabilities
		Marex Capital Markets, Inc.	47,454	-	-	-	47,454	-	47,454	-

OKLL ETF
	Assets
		BMO Capital Markets Corp.	12,959,032	-	-	-	12,959,032	-	-	12,959,032
		Cantor Fitzgerald & Co.	20,525,038	-	-	-	20,525,038	-	-	20,525,038
		Clear Street LLC	22,088,300	-	-	-	22,088,300	-	-	22,088,300
		Jane Street Execution Services, LLC	20,471,433	-	-	-	20,471,433	-	-	20,471,433
		Marex Capital Markets, Inc.	17,775,677	-	-	-	17,775,677	-	-	17,775,677
		National Bank of Canada Financial, Inc.	16,593,231	-	-	-	16,593,231	-	-	16,593,231
		Nomura Securities International, Inc.	16,818,073	-	-	-	16,818,073	-	-	16,818,073
	Liabilities
		BMO Capital Markets Corp.	-	-	-	335,673	335,673	-	335,673	-
		Cantor Fitzgerald & Co.	-	-	-	943,462	943,462	-	943,462	-
		Clear Street LLC	-	-	-	1,590,424	1,590,424	-	1,590,424	-
141

Notes to Financial Statements
April 30, 2026

		Jane Street Execution Services, LLC	-	-	-	483,223	483,223	-	483,223	-
		Marex Capital Markets, Inc.	-	-	-	324,541	324,541	-	324,541	-
		National Bank of Canada Financial, Inc.	-	-	-	399,650	399,650	-	399,650	-
		Nomura Securities International, Inc.	-	-	-	383,429	383,429	-	383,429	-

ONDL ETF
	Assets
		Cantor Fitzgerald & Co.	2,459,865	-	387,956	-	2,847,821	-	-	2,847,821
		Clear Street LLC	1,059,079	-	-	-	1,059,079	-	-	1,059,079
		Marex Capital Markets, Inc.	419,325	-	1,107,544	-	1,526,869	-	-	1,526,869
		Morgan Stanley & Co., Inc.	102,868	-	-	-	102,868	-	-	102,868
		National Bank of Canada Financial, Inc.	1,660,254	-	1,429,074	-	3,089,328	-	-	3,089,328
		Nomura Securities International, Inc.	247,500	-	-	-	247,500	-	-	247,500
	Liabilities
		Clear Street LLC	-	-	-	328,996	328,996	-	328,996	-
		Morgan Stanley & Co., Inc.	-	-	-	41,473	41,473	-	41,473	-
		Nomura Securities International, Inc.	-	-	-	3,971	3,971	-	3,971	-

ORCX ETF
	Assets
		BMO Capital Markets Corp.	4,982,000	-	1,666,679	-	6,648,679	-	-	6,648,679
		Cantor Fitzgerald & Co.	9,859,141	-	1,195,071	-	11,054,212	-	-	11,054,212
		Clear Street LLC	11,081,603	-	-	-	11,081,603	-	-	11,081,603
		Marex Capital Markets, Inc.	7,839,552	-	-	-	7,839,552	-	-	7,839,552
		Morgan Stanley & Co., Inc.	17,284,431	-	-	-	17,284,431	-	-	17,284,431
		National Bank of Canada Financial, Inc.	7,543,902	-	-	-	7,543,902	-	-	7,543,902
		Nomura Securities International, Inc.	6,306,216	-	-	-	6,306,216	-	-	6,306,216
	Liabilities
		Clear Street LLC	-	-	-	481,818	481,818	-	481,818	-
		Marex Capital Markets, Inc.	-	-	-	934,592	934,592	-	934,592	-
		Morgan Stanley & Co., Inc.	-	-	-	126,108	126,108	-	126,108	-
142

Notes to Financial Statements
April 30, 2026

		National Bank of Canada Financial, Inc.	-	-	-	656,123	656,123	-	656,123	-
		Nomura Securities International, Inc.	-	-	-	1,204,705	1,204,705	-	1,204,705	-

PLU ETF
	Assets
		Cantor Fitzgerald & Co.	1,744,075	-	-	-	1,744,075	-	-	1,744,075
		Clear Street LLC	1,672,988	-	396,811	-	2,069,799	-	-	2,069,799
		Marex Capital Markets, Inc.	1,617,291	-	605,970	-	2,223,261	-	-	2,223,261
		National Bank of Canada Financial, Inc.	855,465	-	1,638,130	-	2,493,595	-	-	2,493,595
		Nomura Securities International, Inc.	73,666	-	-	-	73,666	-	-	73,666
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	817,198	817,198	-	817,198	-
		Nomura Securities International, Inc.	-	-	-	3,809	3,809	-	3,809	-

POEL ETF
	Assets		-	-	-	-	-	-	-	-
	Liabilities		-	-	-	-	-	-	-	-

QSU ETF
	Assets
		Cantor Fitzgerald & Co.	864,119	-	-	-	864,119	-	-	864,119
		Clear Street LLC	679,622	-	-	-	679,622	-	-	679,622
		Jane Street Execution Services, LLC	286,292	-	-	-	286,292	-	-	286,292
		Marex Capital Markets, Inc.	184,707	-	-	-	184,707	-	-	184,707
		Morgan Stanley & Co., Inc.	137,684	-	-	-	137,684	-	-	137,684
		National Bank of Canada Financial, Inc.	28,391	-	-	-	28,391	-	-	28,391
		Nomura Securities International, Inc.	258,918	-	-	-	258,918	-	-	258,918
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	145,294	145,294	-	145,294	-
		Clear Street LLC	-	-	-	240,026	240,026	-	240,026	-
		Jane Street Execution Services, LLC	-	-	-	46,453	46,453	-	46,453	-
		Marex Capital Markets, Inc.	-	-	-	61,556	61,556	-	61,556	-
		Morgan Stanley & Co., Inc.	-	-	-	25,639	25,639	-	25,639	-
143

Notes to Financial Statements
April 30, 2026

		National Bank of Canada Financial, Inc.	-	-	-	5,272	5,272	-	5,272	-
		Nomura Securities International, Inc.	-	-	-	92,719	92,719	-	92,719	-

RKTL ETF
	Assets
		Cantor Fitzgerald & Co.	21,472	-	-	-	21,472	-	-	21,472
		Clear Street LLC	17,487	-	-	-	17,487	-	-	17,487
		Marex Capital Markets, Inc.	18,261	-	21,968	-	40,229	-	-	40,229
		National Bank of Canada Financial, Inc.	4,386	-	7,200	-	11,586	-	-	11,586
		Nomura Securities International, Inc.	53,156	-	30,605	-	83,761	-	-	83,761
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	115,521	115,521	-	115,521	-
		Clear Street LLC	-	-	-	80,125	80,125	-	80,125	-

SMCX ETF
	Assets
		BMO Capital Markets Corp.	1,238,975	-	1,484,283	-	2,723,258	-	-	2,723,258
		Cantor Fitzgerald & Co.	3,307,102	-	991,569	-	4,298,671	-	-	4,298,671
		Clear Street LLC	3,713,563	-	613,698	-	4,327,261	-	-	4,327,261
		Jane Street Execution Services, LLC	6,741,879	-	911,153	-	7,653,032	-	-	7,653,032
		Marex Capital Markets, Inc.	1,869,150	-	2,819,472	-	4,688,622	-	-	4,688,622
		Morgan Stanley & Co., Inc.	4,190,700	-	-	-	4,190,700	-	-	4,190,700
		National Bank of Canada Financial, Inc.	2,006,599	-	1,095,498	-	3,102,097	-	-	3,102,097
		Nomura Securities International, Inc.	1,049,694	-	1,463,983	-	2,513,677	-	-	2,513,677
	Liabilities
		Morgan Stanley & Co., Inc.	-	-	-	199,719	199,719	-	199,719	-

SOFX ETF
	Assets
		BMO Capital Markets Corp.	396,650	-	-	-	396,650	-	-	396,650
		Cantor Fitzgerald & Co.	513,219	-	-	-	513,219	-	-	513,219
		Clear Street LLC	215,333	-	59,114	-	274,447	-	-	274,447
		Jane Street Execution Services, LLC	297,177	-	-	-	297,177	-	-	297,177
144

Notes to Financial Statements
April 30, 2026

		Marex Capital Markets, Inc.	563,436	-	-	-	563,436	-	-	563,436
		Morgan Stanley & Co., Inc.	575,000	-	-	-	575,000	-	-	575,000
		National Bank of Canada Financial, Inc.	376,577	-	-	-	376,577	-	-	376,577
		Nomura Securities International, Inc.	487,697	-	-	-	487,697	-	-	487,697
	Liabilities
		BMO Capital Markets Corp.	-	-	-	77,919	77,919	-	77,919	-
		Cantor Fitzgerald & Co.	-	-	-	552,062	552,062	-	552,062	-
		Jane Street Execution Services, LLC	-	-	-	158,814	158,814	-	158,814	-
		Marex Capital Markets, Inc.	-	-	-	2,910	2,910	-	2,910	-
		Morgan Stanley & Co., Inc.	-	-	-	6,489	6,489	-	6,489	-
		National Bank of Canada Financial, Inc.	-	-	-	6,575	6,575	-	6,575	-
		Nomura Securities International, Inc.	-	-	-	42,800	42,800	-	42,800	-

SOUX ETF
	Assets
		BMO Capital Markets Corp.	751,775	-	40,964	-	792,739	-	-	792,739
		Cantor Fitzgerald & Co.	624,016	-	-	-	624,016	-	-	624,016
		Clear Street LLC	511,582	-	-	-	511,582	-	-	511,582
		Jane Street Execution Services, LLC	414,329	-	-	-	414,329	-	-	414,329
		Marex Capital Markets, Inc.	652,765	-	147,831	-	800,596	-	-	800,596
		National Bank of Canada Financial, Inc.	670,757	-	11,847	-	682,604	-	-	682,604
		Nomura Securities International, Inc.	485,215	-	-	-	485,215	-	-	485,215
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	206,274	206,274	-	206,274	-
		Clear Street LLC	-	-	-	210,972	210,972	-	210,972	-
		Jane Street Execution Services, LLC	-	-	-	95,951	95,951	-	95,951	-
		Morgan Stanley & Co., Inc.	13,437	-	-	26,239	39,676	-	39,676	-
		Nomura Securities International, Inc.	-	-	-	85,037	85,037	-	85,037	-

VSTL ETF
	Assets
145

Notes to Financial Statements
April 30, 2026

		BMO Capital Markets Corp.	117,371	-	47,202	-	164,573	-	-	164,573
		Cantor Fitzgerald & Co.	51,045	-	-	-	51,045	-	-	51,045
		Clear Street LLC	69,638	-	-	-	69,638	-	-	69,638
		Marex Capital Markets, Inc.	88,620	-	251,004	-	339,624	-	-	339,624
		Morgan Stanley & Co., Inc.	301,410	-	-	-	301,410	-	-	301,410
		Nomura Securities International, Inc.	197,918	-	4,341	-	202,259	-	-	202,259
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	9,885	9,885	-	9,885	-
		Clear Street LLC	-	-	-	278,472	278,472	-	278,472	-
		Jane Street Execution Services, LLC	-	-	-	129,586	129,586	-	129,586	-
		Morgan Stanley & Co., Inc.	-	-	-	28,332	28,332	-	28,332	-

ZETX ETF
	Assets
		Cantor Fitzgerald & Co.	111,918	-	27,350	-	139,268	-	-	139,268
		Clear Street LLC	115,978	-	-	-	115,978	-	-	115,978
		Marex Capital Markets, Inc.	105,038	-	11,625	-	116,663	-	-	116,663
		National Bank of Canada Financial, Inc.	2,702	-	-	-	2,702	-	-	2,702
		Nomura Securities International, Inc.	87,693	-	-	-	87,693	-	-	87,693
	Liabilities
		Clear Street LLC	-	-	-	36,171	36,171	-	36,171	-
		National Bank of Canada Financial, Inc.	-	-	-	199	199	-	199	-
		Nomura Securities International, Inc.	-	-	-	2,587	2,587	-	2,587	-

DAMD ETF
	Assets
		Cantor Fitzgerald & Co.	-	-	388,620	-	388,620	-	-	388,620
		Clear Street LLC	-	-	301,050	-	301,050	-	-	301,050
		Marex Capital Markets, Inc.	-	-	385,630	-	385,630	-	-	385,630
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	-	-	-	-	-
		Clear Street LLC	208,871	-	-	-	208,871	-	208,871	-
		Marex Capital Markets, Inc.	270,513	-	-	-	270,513	-	270,513	-
		Nomura Securities International, Inc.	-	-	-	257,782	257,782	-	257,782	-

146

Notes to Financial Statements
April 30, 2026

SMST ETF
	Assets
		BMO Capital Markets Corp.	862,720	-	-	-	862,720	-	-	862,720
		Cantor Fitzgerald & Co.	187,858	-	492,461	-	680,319	-	-	680,319
		Clear Street LLC	115,734	-	-	-	115,734	-	-	115,734
		Jane Street Execution Services, LLC	125,069	-	-	-	125,069	-	-	125,069
		Marex Capital Markets, Inc.	794,236	-	-	-	794,236	-	-	794,236
	Liabilities
		BMO Capital Markets Corp.	-	-	-	30,310	30,310	-	30,310	-
		Clear Street LLC	-	-	-	294,834	294,834	-	294,834	-
		Jane Street Execution Services, LLC	-	-	-	482,724	482,724	-	482,724	-
		Marex Capital Markets, Inc.	-	-	-	228	228	-	228	-

SMCZ ETF
	Assets
		Cantor Fitzgerald & Co.	242,251	-	-	-	242,251	-	-	242,251
		Clear Street LLC	43,259	-	-	-	43,259	-	-	43,259
		Jane Street Execution Services, LLC	58,937	-	88,845	-	147,782	-	-	147,782
		Marex Capital Markets, Inc.	30,620	-	50,518	-	81,138	-	-	81,138
		Nomura Securities International, Inc.	78,491	-	-	-	78,491	-	-	78,491
	Liabilities
		Cantor Fitzgerald & Co.	-	-	-	1,062,918	1,062,918	-	1,062,918	-
		Clear Street LLC	-	-	-	50,043	50,043	-	50,043	-
		Nomura Securities International, Inc.	-	-	-	6,588	6,588	-	6,588	-

147

Notes to Financial Statements
April 30, 2026

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of April 30, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for AVGX ETF, DKNX ETF, LLYX ETF, MSTX ETF, NVOX ETF, ORCX ETF, SMCX ETF AND SOFX ETF are declared and paid monthly. Distributions to shareholders from net investment income, if any, for the remaining Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. The AMA ETF, ANEL ETF, AVXX ETF, AVGX ETF, CVNX ETF, DKNX ETF, HIMZ ETF, HOOX ETF, IONX ETF, IRE ETF, LMNX ETF, MPL ETF MRNX ETF, MSTX ETF, OKLL ETF, ORCX ETF, QSU ETF, SMCX ETF, SOFX ETF, SOUX ETF, VSTL ETF, SMST ETF, and SMCZ ETF Shares will not be priced on the days on which The NASDAQ or The New York Stock Exchange (”NYSE”) is closed for trading. The BU ETF, COPZ ETF, DAMD ETF, LLYX ETF, ZETX ETF, and NVOX ETF Shares will not be priced on the days on which the NYSE Arca, Inc. (“ARCA”) or NYSE is closed for trading. DRNL ETF, KEEX ETF, LNOK ETF, LUNL ETF, ONDL ETF, PLU ETF, POEL ETF, RKTL ETF, and SPCL ETF Shares will not be priced on the days on which the Cboe BZX Exchange, Inc. (“CBOE”) or NYSE is closed for trading.

148

Notes to Financial Statements
April 30, 2026

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Derivatives Transactions - Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Reclassification of Capital Accounts - U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to equalization or NOL lost. For the periods ended April 30, 2026, the following adjustments were made:

Fund	Paid-In Capital	Total distributable earnings/(accumulated losses)
DRNL ETF	$	$ -
SPCL ETF	-	-
AMA ETF	-	-
ANEL ETF	(261,491)	261,491
AVXX ETF	(16,056)	16,056
AVGX ETF	-	-
BU ETF	224,436	(224,436)
COPZ ETF	-	-
CVNX ETF	(1,120,967)	1,120,967
DKNX ETF	(2,157,764)	2,157,764
HIMZ ETF	(18,057,538)	18,057,538
HOOX ETF	3,662,397	(3,662,397)
IONX ETF	(11,237,630)	11,237,630
IRE ETF	(2,591,692)	2,591,692
KEEX ETF	(13)	13
LLYX ETF	25,500,155	(25,500,155)
LMNX ETF	(32,814)	32,814
149

Notes to Financial Statements
April 30, 2026

LUNL ETF	21,240	(21,240)
MPL ETF	(1,292,789)	1,292,789
MRNX ETF	(52,327)	52,327
MSTX ETF	(205,962,116)	205,962,116
LNOK ETF	279,296	(279,296)
NVOX ETF	(1,595,265)	1,595,265
OKLL ETF	(22,777,244)	22,777,244
ONDL ETF	(16)	16
ORCX ETF	(51,675,786)	51,675,786
PLU ETF	394,320	(394,320)
POEL ETF	-	-
QSU ETF	(356,636)	356,636
RKTL ETF	-	-
SMCX ETF	(21,165,601)	21,165,601
SOFX ETF	-	-
SOUX ETF	-	-
VSTL ETF	(825,266)	825,266
ZETX ETF	-	-
DAMD ETF	(2,037)	2,037
SMST ETF	(2,217,437)	2,217,437
SMCZ ETF	1,824,861	(1,824,861)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Compounding and Market Volatility Risk. Each Fund has a daily leveraged investment objective and a Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the respective Underlying Security’s performance, before a Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For each Fund aiming to replicate two times the daily performance of its Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased. The effect of compounding becomes more pronounced as an Underlying Security’s volatility and the holding period increase. The effect of compounding will impact each shareholder differently depending on the period of time an investment in a Fund is held and the volatility of the respective Underlying Security during a shareholder’s holding period of an investment in each Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Funds will achieve a high degree of leveraged correlation to the Target Portfolio and therefore achieve their daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Target Portfolio, each Fund seeks to rebalance their portfolio daily to keep exposure consistent with their daily leveraged investment objective. The possibility of the Funds being materially over- or under-exposed to the Target Portfolio increases on days when the Target Portfolio is volatile near the close of the trading day. Additionally, if securities within the Target Portfolio exhibit unexpected or heightened correlations, each Fund’s ability to achieve their daily investment objective may be adversely impacted as overlapping exposures may reduce potential diversification benefits and amplify the effects of market movements. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect each Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Target Portfolio experiences a significant increase or decline, each Fund may not meet

150

Notes to Financial Statements
April 30, 2026

their investment objective, be able to rebalance their portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Each Fund may have difficulty achieving their daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Funds. The Funds may also be impacted by large movements of assets into and out of the Funds, potentially resulting in the Funds being over- or under-exposed to the Target Portfolio. The Funds may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact each Fund’s leveraged correlation to the Target Portfolio. Finally, during periods of high volatility, compounding effects and correlation shifts between securities in the Target Portfolio may cause each Fund’s returns to deviate materially from two times (2X) the daily performance of the Target Portfolio.

Leverage Risk. The Funds obtain investment exposure in excess of their net assets by utilizing leverage and may lose more money in market conditions that are adverse to their investment objective than a fund that does not utilize leverage. An investment in each Fund is exposed to the risk that a decline in the daily performance of the Target Portfolio will be magnified. This means that an investment in each Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Target Portfolio, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Funds could theoretically lose an amount greater than their net assets in the event the share price of the Target Portfolio declines more than 50%. Leverage will also have the effect of magnifying any differences in each Fund’s performances correlation with the Target Portfolio’s share price.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
DRNL ETF	1.29%
SPCL ETF	1.29%
AMA ETF	1.29%
ANEL ETF	1.29%
AVXX ETF	1.29%
AVGX ETF	1.29%
BU ETF	1.29%
COPZ ETF	0.95%
CVNX ETF	1.29%
DKNX ETF	1.29%
HIMZ ETF	1.29%
HOOX ETF	1.29%
IONX ETF	1.29%
IRE ETF	1.29%
KEEX ETF	1.29%
151

Notes to Financial Statements
April 30, 2026

LLYX ETF	1.29%
LMNX ETF	1.29%
LUNL ETF	1.29%
MPL ETF	1.29%
MRNX ETF	1.29%
MSTX ETF	1.29%
LNOK ETF	1.29%
NVOX ETF	1.29%
OKLL ETF	1.29%
ONDL ETF	1.29%
ORCX ETF	1.29%
PLU ETF	1.29%
POEL ETF	1.29%
QSU ETF	1.29%
RKTL ETF	1.29%
SMCX ETF	1.29%
SOFX ETF	1.29%
SOUX ETF	1.29%
VSTL ETF	1.29%
ZETX ETF	1.29%
DAMD ETF	1.29%
SMST ETF	1.29%
SMCZ ETF	1.29%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended April 30, 2026 are disclosed in the Statements of Operations.

The Adviser has entered into an agreement with Defiance ETFs, LLC ("Defiance") under which Defiance assumes the obligations of the Adviser to pay all or a portion of expenses of the Fund, except Excluded Expenses (such expenses of the Fund, except Excluded Expenses, the "Unitary Expenses"). For assuming the payment obligations of the Fund, the Adviser has agreed to pay Defiance a corresponding share of the profits, if any, generated by the Fund's unitary fee less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by Defiance include fees charged by Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser. Although Defiance has agreed to be responsible for all or a portion of the Unitary Expenses of the Fund, the Adviser retains the ultimate obligation to the Fund to pay such expenses.

Tidal serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian. Prior to April 1, 2026, Fund Services also served as the Funds' sub-administrator.

152

Notes to Financial Statements
April 30, 2026

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the periods ended April 30, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

153

Notes to Financial Statements
April 30, 2026

Fund	Purchases	Sales
DRNL ETF	$ -	$ -
SPCL ETF	-	-
AMA ETF	-	-
ANEL ETF	1,014,954	1,027,640
AVXX ETF	-	-
AVGX ETF	1,163,595,475	1,161,834,468
BU ETF	-	-
COPZ ETF	-	-
CVNX ETF	13,472,485	13,461,852
DKNX ETF	1,102,890	1,085,388
HIMZ ETF	963,242,881	968,798,629
HOOX ETF	252,977,616	256,728,108
IONX ETF	1,153,234,316	1,141,331,910
IRE ETF	300,481	264,748
KEEX ETF	-	-
LLYX ETF	391,437,261	392,522,006
LMNX ETF	52,172	59,014
LUNL ETF	-	-
MPL ETF	27,047	24,061
MRNX ETF	-	-
MSTX ETF	905,845,047	937,865,467
LNOK ETF	29,658,861	32,624,074
NVOX ETF	19,080,244	19,248,841
OKLL ETF	1,452,468,761	1,444,826,238
ONDL ETF	-	-
ORCX ETF	44,783,675	44,330,065
PLU ETF	-	-
POEL ETF	-	-
QSU ETF	16,260	14,208
RKTL ETF	-	-
SMCX ETF	801,070,093	823,417,332
SOFX ETF	893,685,358	916,367,958
SOUX ETF	309,878,131	322,973,903
VSTL ETF	1,724,436	1,688,263
ZETX ETF	-	-
DAMD ETF	-	-
SMST ETF	-	-
SMCZ ETF	-	-

For the periods ended April 30, 2026, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the periods ended April 30, 2026, there were no in-kind transactions associated with creations or redemptions for the Funds.

154

Notes to Financial Statements
April 30, 2026

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended April 30, 2026 and April 30, 2025 were as follows:

Ordinary Income
Distributions paid from:	April 30, 2026	April 30, 2025
DRNL ETF	$ –	$ –
SPCL ETF	–	–
AMA ETF	–	–
ANEL ETF	–	–
AVXX ETF	11,431	–
AVGX ETF	4,289,823	36,836
BU ETF	–	–
COPZ ETF	–	–
CVNX ETF	–	–
DKNX ETF	–	–

HIMZ ETF	2,819,924	–
HOOX ETF	2,043,289
IONX ETF	5,096,319	–
IRE ETF	–	–
KEEX ETF	–	–
LLYX ETF	1,094,983	–
LMNX ETF	–	–
LUNL ETF	–	–
MPL ETF	–	–
MRNX ETF	–	–
MSTX ETF	–	352,755,036
LNOK ETF	–	–
NVOX ETF	–	–
OKLL ETF	–	–
ONDL ETF	–	–
ORCX ETF	–	–
PLU ETF	–	–
POEL ETF	–	–
QSU ETF	–	–
RKTL ETF	–	–
SMCX ETF	7,421,487	–
SOFX ETF	8,671,665	–
SOUX ETF	2,827,212	–
VSTL ETF	–	–
ZETX ETF	–	–
DAMD ETF	–	–
SMST ETF	–	–
SMCZ ETF	90,044	–

Long Term Capital Gain
Distributions paid from:	April 30, 2026	April 30, 2025
AVGX ETF	$ 36,836	$ –

As of the fiscal periods ended April 30, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	DRNL ETF	SPCL ETF	AMA ETF	ANEL ETF
Cost of investments	71,309	497,960		1,213,049
Gross tax unrealized appreciation	4,463	39,451	–	275,257
Gross tax unrealized depreciation	(4,463)	(39,452)	–	(275,260)
Net tax unrealized appreciation (depreciation)	–	(1)	–	(3)
Undistributed ordinary income (loss)	–	–	–	–
Undistributed long-term capital gain (loss)	–	–	–	–
Other accumulated gain (loss)	(333,583)	77,617	(2)	762,213
Total distributable earnings/(accumulated losses)	$ (333,583)	$ 77,616	$ (2)	$ 762,210
155

Notes to Financial Statements
April 30, 2026

	AVXX ETF	AVGX ETF	BU ETF	COPZ ETF	CVNX ETF
Cost of investments	2,101,329	23,248,004	234,200	1,205,089	545,750
Gross tax unrealized appreciation	60,224	30,181	13,955	85,763	9,681
Gross tax unrealized depreciation	(60,232)	(30,221)	(13,955)	(85,766)	(9,683)
Net tax unrealized appreciation (depreciation)	(8)	(40)	–	(3)	(2)
Undistributed ordinary income (loss)	–	–	21,269	–	–
Undistributed long-term capital gain (loss)	–	–	–	–	–
Other accumulated gain (loss)	(8,681,641)	92,923,216	18,156	(127,002)	418,924
Total distributable earnings/(accumulated losses)	$ (8,681,649)	$ 92,923,176	$ 39,425	$ (127,005)	$ 418,922

	DKNX ETF	HIMZ ETF	HOOX ETF	IONX ETF	IRE ETF
Cost of investments	1,523,230	25,987,401	3,729,567	51,872,728	37,802,464
Gross tax unrealized appreciation	14,509	380,365	160,912	–	1,314,000
Gross tax unrealized depreciation	(14,512)	(380,396)	(160,924)	(15)	(1,314,049)
Net tax unrealized appreciation (depreciation)	(3)	(31)	(12)	(15)	(49)
Undistributed ordinary income (loss)	–	–	–	–	–
Undistributed long-term capital gain (loss)	–	–	–	–	–
Other accumulated gain (loss)	(6,530,799)	(131,534,295)	611,017	(69,733,431)	(216,092,037)
Total distributable earnings/(accumulated losses)	$ (6,530,802)	$ (131,534,326)	$ 611,005	$ (69,733,446)	$ (216,092,086)

156

Notes to Financial Statements
April 30, 2026

	KEEX ETF	LLYX ETF	LMNX ETF	LUNL ETF	MPL ETF
Cost of investments	296,793	28,863,049	1,079,481	2,688,280	999,825
Gross tax unrealized appreciation	433	1,054	607	156,329	3,884
Gross tax unrealized depreciation	(434)	(1,117)	(609)	(156,331)	(3,886)
Net tax unrealized appreciation (depreciation)	(1)	(63)	(2)	(2)	(2)
Undistributed ordinary income (loss)	–	–	–	129,199	–
Undistributed long-term capital gain (loss)	–	–	–	–	–
Other accumulated gain (loss)	166,494	13,530,367	(2,039,617)	8,071,340	(3,893,683)
Total distributable earnings/(accumulated losses)	$ 166,493	$ 13,530,304	$ (2,039,619)	$ 8,200,537	$ (3,893,685)

	MRNX ETF	MSTX ETF	LNOK ETF	NVOX ETF	OKLL ETF
Cost of investments	107,685	54,671,245	5,763,439	12,761,580	35,645,694
Gross tax unrealized appreciation	7,837	47,208	33,872	546	1,330,171
Gross tax unrealized depreciation	(7,837)	(47,242)	(33,886)	(577)	(1,330,204)
Net tax unrealized appreciation (depreciation)	–	(34)	(14)	(31)	(33)
Undistributed ordinary income (loss)	97,645	–	2,946,204	–	–
Undistributed long-term capital gain (loss)	–	–	–	–	–
Other accumulated gain (loss)	45,209	(1,602,227,775)	8,672,134	(31,106,546)	(159,226,148)
Total distributable earnings/(accumulated losses)	$ 142,854	$ (1,602,227,809)	$ 11,618,324	$ (31,106,577)	$ (159,226,181)

	ONDL ETF	ORCX ETF	PLU ETF	POEL ETF	QSU ETF
Cost of investments	4,764,101	108,360,118	2,064,863	–	4,443,832
Gross tax unrealized appreciation	3,278,698	3,368,886	94,925	–	11,502
Gross tax unrealized depreciation	(3,278,706)	(3,369,068)	(94,927)	–	(11,515)
Net tax unrealized appreciation (depreciation)	(8)	(182)	(2)	–	(13)
Undistributed ordinary income (loss)	–	–	693,152	–	–
Undistributed long-term capital gain (loss)	–	–	–	–	–
Other accumulated gain (loss)	(48,460,528)	(301,434,384)	5,963,485	(112)	(32,601,128)
Total distributable earnings/(accumulated losses)	$ (48,460,536)	$ (301,434,566)	$ 6,656,635	$ (112)	$ (32,601,141)

157

Notes to Financial Statements
April 30, 2026

	RKTL ETF	SMCX ETF	SOFX ETF	SOUX ETF	VSTL ETF
Cost of investments	386,632	18,282,576	16,841,481	4,402,483	2,131,399
Gross tax unrealized appreciation	11,757	1,317,192	688,819	150,541	2,266
Gross tax unrealized depreciation	(11,758)	(1,317,216)	(688,843)	(150,552)	(2,270)
Net tax unrealized appreciation (depreciation)	(1)	(24)	(24)	(11)	(4)
Undistributed ordinary income (loss)	–	–	–	–	–
Undistributed long-term capital gain (loss)	–	–	–	–	–
Other accumulated gain (loss)	(1,758,961)	(256,472,229)	(17,161,726)	(17,429,692)	(4,470,367)
Total distributable earnings/(accumulated losses)	$ (1,758,962)	$ (256,472,253)	$ (17,161,750)	$ (17,429,703)	$ (4,470,371)

	ZETX ETF	DAMD ETF	SMST ETF	SMCZ ETF
Cost of investments	315,819	5,353,482	6,527,223	1,377,117
Gross tax unrealized appreciation	–	–	54,671	–
Gross tax unrealized depreciation	(1)	(13)	(54,686)	(4)
Net tax unrealized appreciation (depreciation)	(1)	(13)	(15)	(4)
Undistributed ordinary income (loss)	–	–	–	–
Undistributed long-term capital gain (loss)	–	–	–	–
Other accumulated gain (loss)	115,025	(10,264,769)	(5,903,153)	453,558
Total distributable earnings/(accumulated losses)	$ 115,024	$ (10,264,782)	$ (5,903,168)	$ 453,554

158

Notes to Financial Statements
April 30, 2026

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal periods ended April 30, 2026, the Funds have elected to defer the following post-October and late-year losses, where applicable.

Fund	Post-October Capital Loss Deferral	Late-Year Loss Deferral
DRNL ETF	$ -	$ 265,799
SPCL ETF	-	30,339
AMA ETF	-	1,238,267
ANEL ETF	-	174,850,711
AVXX ETF	-	1,779,070
AVGX ETF	-	-
BU ETF	-	246,751,776
COPZ ETF	-	20,586,815
CVNX ETF	-	98,504
DKNX ETF	-	232,894,289
HIMZ ETF	-	3,625,762
HOOX ETF	-	-
IONX ETF	-	-
IRE ETF	-	-
KEEX ETF	-	3,842,125
LLYX ETF	-	2,659,596
LMNX ETF	-	7,153,321
LUNL ETF	-	218,332
MPL ETF	-	296,392,235
MRNX ETF	-	-
MSTX ETF	-	-
LNOK ETF	-	40,642,774
NVOX ETF	-	3,824,277
OKLL ETF	-	-
ONDL ETF	-	28,734,149
ORCX ETF	-	-
PLU ETF	-	-
POEL ETF	-	220,454,536
QSU ETF	-	446,293
RKTL ETF	-	314,967
SMCX ETF	-	8,490,240
SOFX ETF	-	579,859,913
SOUX ETF	-	21,526,694
VSTL ETF	-	9,220,089
ZETX ETF	-	280,858,419
DAMD ETF	-	38,772,457
SMST ETF	-	5,655,599
SMCZ ETF	-	-

159

Notes to Financial Statements
April 30, 2026

As of April 30, 2026, the table below presents long-term and short-term capital loss carryovers, where applicable, which do not expire.

Fund	Short-Term	Long-Term
DRNL ETF	$ 244,477	$ -
SPCL ETF	-	-
AMA ETF	2	-
ANEL ETF	429,035	-
AVXX ETF	2,361,747	-
AVGX ETF	-	-
BU ETF	-	-
COPZ ETF	282,982	-
CVNX ETF	-	-
DKNX ETF	1,053,969	-
HIMZ ETF	-	-
HOOX ETF	-	-
IONX ETF	13,397,369	-
IRE ETF	75,553,062	-
KEEX ETF	270,971	-
LLYX ETF	-	-
LMNX ETF	-	-
LUNL ETF	-	-
MPL ETF	877,427	-
MRNX ETF	-	-
MSTX ETF	1,087,292,975	-
LNOK ETF	-	-
NVOX ETF	-	-
OKLL ETF	45,082,311	-
ONDL ETF	13,766,629	-
ORCX ETF	33,797,024	-
PLU ETF	-	-
POEL ETF	112	-
QSU ETF	5,950,076	-
RKTL ETF	635,455	-
SMCX ETF	84,573,579	-
SOFX ETF	-	-
SOUX ETF	-	-
VSTL ETF	645,342	-
ZETX ETF	89,972	-
DAMD ETF	565,296	-
SMST ETF	-	-
SMCZ ETF	-	-
160

Notes to Financial Statements
April 30, 2026

NOTE 8 - STOCK SPLIT

During the periods ended April 30, 2026, the Shares of the below Funds were adjusted for a stock split or reverse stock split. The effect of these stock splits were to increase or decrease the number of Shares outstanding in the Funds while maintaining each Fund’s and shareholder’s aggregate NAV. Set forth below are details regarding the stock splits or reverse stock splits which have been retroactively applied to the financial statements.:

Fund	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
AVXX ETF	3/23/2026	1 for 3	4.47	13.42	2,310,000	770,000
DKNX ETF	3/20/2026	1 for 5	3.99	19.94	1,180,000	236,000
HIMZ ETF	3/19/2026	1 for 14	2.32	32.42	58,235,000	4,159,643
HOOX ETF	12/8/2025	4 for 1	139.07	34.77	185,000	740,000
HOOX ETF	3/19/2026	1 for 3	$7.59	$22.78	1,680,000	560,000
IONX ETF	12/8/2025	2 for 1	69.76	34.88	3,550,000	7,100,000
IONX ETF	3/19/2026	1 for 3	8.79	26.36	18,590,000	6,196,667
IRE ETF	3/20/2026	1 for 4	4.98	19.91	54,990,000	13,747,500
KEEX ETF	3/20/2026	1 for 2	11.44	22.89	140,000	70,000
MPL ETF	3/20/2026	1 for 3	5.39	16.16	740,000	246,667
MSTX ETF	3/19/2026	1 for 10	2.44	24.42	119,755,000	11,975,500
NVOX ETF	12/8/2025	1 for 8	2.32	18.55	38,385,000	4,798,125
ORCX ETF	3/20/2026	1 for 3	9.32	27.97	23,190,000	7,730,000
QSU ETF	3/20/2026	1 for 6	2.19	13.13	4,780,000	796,667
RKTL ETF	3/20/2026	1 for 2	6.00	11.99	420,000	210,000
SMCX ETF	3/19/2026	1 for 2	10.86	21.73	13,272,477	6,636,239
SMST ETF	5/23/2025	1 for 20	1.31	26.20	29,259,985	1,462,999
SOUX ETF	3/19/2026	1 for 4	4.29	17.17	3,060,000	765,000
VSTL ETF	3/19/2026	1 for 3	12.11	36.34	660,000	220,000
SMCZ ETF	12/8/2025	1 for 8	5.48	43.82	50,000	6,250

NOTE 9 - SHARES TRANSACTIONS

Shares of AMA ETF, ANEL ETF, AVXX ETF, AVGX ETF, BU ETF, CVNX ETF, DKNX ETF, HIMZ ETF, HOOX ETF, IONX ETF, LMNX ETF, MSTX ETF, OKLL ETF, ORCX ETF, SMCX ETF, SOFX ETF, SOUX ETF, VSTL ETF, SMST ETF, and SMCZ ETF are listed on the NASDAQ. Shares of COPZ ETF, IRE ETF, LLYX ETF, MPL ETF, MRNX ETF, NVOX ETF, QSU ETF, ZETX ETF, and DAMD ETF are listed on the ARCA. Shares of DRNL ETF, SPCL ETF, KEEX ETF, LUNL ETF, LNOK ETF, ONDL ETF, PLU ETF, POEL ETF, and RKTL ETF are listed on the CBOE. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

161

Notes to Financial Statements
April 30, 2026

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 10 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective June 8, 2026, the SPCL ETF’s name changed from “Defiance Pure Space Daily 2X Strategy ETF” to “Defiance Daily 2X Space ETF”. The change in the SPCL ETF’s name will have no effect on its investment objective or strategy. Between May 27-28, 2026, the Board determined to close and liquidate the BU ETF and the CVNX ETF at the recommendation of the Adviser. Each Fund ceased operations, liquidated its assets, and distributed the liquidation proceeds to shareholders on June 12, 2026. Management has determined that there are no additional subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

162

Other Unaudited Information	Defiance ETFs

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal periods ended April 30, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

DRNL ETF	0.00%
SPCL ETF	0.00%
AMA ETF	0.00%
ANEL ETF	0.00%
AVXX ETF	0.00%
AVGX ETF	0.00%
BU ETF	0.00%
COPZ ETF	0.00%
CVNX ETF	0.00%
DKNX ETF	0.00%
HIMZ ETF	0.00%
HOOX ETF	0.00%
IONX ETF	0.00%
IRE ETF	0.00%
KEEX ETF	0.00%
LLYX ETF	0.00%
LMNX ETF	0.00%
LUNL ETF	0.00%
MPL ETF	0.00%
MRNX ETF	0.00%
MSTX ETF	0.00%
LNOK ETF	0.00%
NVOX ETF	0.00%
OKLL ETF	0.00%
ONDL ETF	0.00%
ORCX ETF	0.00%
PLU ETF	0.00%
POEL ETF	0.00%
QSU ETF	0.00%
RKTL ETF	0.00%
SMCX ETF	0.00%
SOFX ETF	0.00%
SOUX ETF	0.00%
VSTL ETF	0.00%
ZETX ETF	0.00%
DAMD ETF	0.00%
SMST ETF	0.00%
SMCZ ETF	0.00%

163

Other Unaudited Information	Defiance ETFs

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal periods ended April 30, 2026, were as follows:

DRNL ETF	0.00%
SPCL ETF	0.00%
AMA ETF	0.00%
ANEL ETF	0.00%
AVXX ETF	0.00%
AVGX ETF	0.00%
BU ETF	0.00%
COPZ ETF	0.00%
CVNX ETF	0.00%
DKNX ETF	0.00%
HIMZ ETF	0.00%
HOOX ETF	0.00%
IONX ETF	0.00%
IRE ETF	0.00%
KEEX ETF	0.00%
LLYX ETF	0.00%
LMNX ETF	0.00%
LUNL ETF	0.00%
MPL ETF	0.00%
MRNX ETF	0.00%
MSTX ETF	0.00%
LNOK ETF	0.00%
NVOX ETF	0.00%
OKLL ETF	0.00%
ONDL ETF	0.00%
ORCX ETF	0.00%
PLU ETF	0.00%
POEL ETF	0.00%
QSU ETF	0.00%
RKTL ETF	0.00%
SMCX ETF	0.00%
SOFX ETF	0.00%
SOUX ETF	0.00%
VSTL ETF	0.00%
ZETX ETF	0.00%
DAMD ETF	0.00%
SMST ETF	0.00%
SMCZ ETF	0.00%

164

Other Unaudited Information	Defiance ETFs

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the fiscal periods ended April 30, 2026, were as follows:

DRNL ETF	0.00%
SPCL ETF	0.00%
AMA ETF	0.00%
ANEL ETF	0.00%
AVXX ETF	0.00%
AVGX ETF	0.00%
BU ETF	0.00%
COPZ ETF	0.00%
CVNX ETF	0.00%
DKNX ETF	0.00%
HIMZ ETF	0.00%
HOOX ETF	0.00%
IONX ETF	0.00%
IRE ETF	0.00%
KEEX ETF	0.00%
LLYX ETF	0.00%
LMNX ETF	0.00%
LUNL ETF	0.00%
MPL ETF	0.00%
MRNX ETF	0.00%
MSTX ETF	0.00%
LNOK ETF	0.00%
NVOX ETF	0.00%
OKLL ETF	0.00%
ONDL ETF	0.00%
ORCX ETF	0.00%
PLU ETF	0.00%
POEL ETF	0.00%
QSU ETF	0.00%
RKTL ETF	0.00%
SMCX ETF	0.00%
SOFX ETF	0.00%
SOUX ETF	0.00%
VSTL ETF	0.00%
ZETX ETF	0.00%
DAMD ETF	0.00%
SMST ETF	0.00%
SMCZ ETF	0.00%

165

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Defiance Daily Target 2X Long SOFI ETF, Defiance Daily Target 2X Long AMAT ETF, Defiance Daily Target 2X Long ORCL ETF and Defiance Daily Target 2X Long DKNG ETF ("Defiance ETFs") each a proposed new series (“Fund”) of the Trust.

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 3, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund; and

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on January 3, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Defiance Daily Target 2X Long CVNA ETF, Defiance Daily Target 2X Long HIMS ETF,

Defiance Daily Target 2X Short SMCI ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long VST ETF, Defiance Daily Target 2X Long SOUN ETF, (the “Defiance ETFs” each, a “Fund” and collectively the “Funds”)

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on February 5-6, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•	the Investment Advisory Agreement (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on February 5-6, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Defiance Daily Target 2X Long ANET ETF (together "Defiance ETFs" and each a “Fund”)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 4, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund[1];

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on April 4, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Defiance Daily Target 2x Long OKLO ETF (the “Defiance ETFs”, each, a “Fund” and collectively the “Funds”)

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on February 5-6, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•	the Investment Advisory Agreements (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on May 12-13, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also considered Defiance ETFs, LLC was acting as sponsor to the Defiance ETFs and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Defiance Daily Target 2x Long AVGO ETF, Defiance Daily Target 2x Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2x Long NVO ETF, Defiance Daily Target 2x Long SMCI ETF and Defiance Daily Target 2x Short MSTR ETF (the “Defiance ETFs”, each a “Fund”),

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 27, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

•	the Investment Advisory Agreement (an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services provided and the profits realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 30, 2025, meetings held on August 6 and August 7, 2025, and the meeting held on August 27, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with each ETF. The Board also considered other services provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of each Fund against relevant benchmarks, such as the Fund’s stated investment objectives, a comparative peer group of similar funds and/or its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that many of the Funds have specialized strategies that have specific targeted goals while others may have more generalized strategies but are significantly different from other funds in the same investment universe. In these circumstances, the Board considered that it was t difficult to fairly benchmark performance against peers and also took into account that certain Funds had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance. The Board considered that each Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

The Board reviewed each Fund’s performance on a case-by-case basis. The Board also took into account that each Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of each Fund’s performance track record as of May 30, 2025, is provided below:

For Defiance Daily Target 2X Long AVGO ETF, the Board noted that there was not yet a year of performance.

For Defiance Daily Target 2X Long LLY ETF, the Board noted that there was not yet a year of performance.

For Defiance Daily Target 2X Long MSTR ETF, the Board noted that there was not yet a year of performance.

For Defiance Daily Target 2X Long NVO ETF, the Board noted that there was not yet a year of performance.

For Defiance Daily Target 2X Long SMCI ETF, the Board noted that there was not yet a year of performance.

For Defiance Daily Target 2X Short MSTR ETF, the Board noted that there was not yet a year of performance.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that many of the Funds had distinctive investment strategies and styles which resulted in the Funds being significantly different from many of the funds in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board’s overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

For Defiance Daily Target 2X Long AVGO ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For Defiance Daily Target 2X Long LLY ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For Defiance Daily Target 2X Long MSTR ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For Defiance Daily Target 2X Long NVO ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For Defiance Daily Target 2X Long SMCI ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For Defiance Daily Target 2X Short MSTR ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each of the Funds, and concluded that many of the Funds were profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business. In considering profitability, the Board discuss and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Funds.

The Board discussed that as each Fund was relatively new, there were not yet any economies of scale to consider. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser provide to each Fund; and (c) agreed to approve renewal of the Advisory Agreement for a term of one year.

Defiance Daily Target 2x Long AVAV ETF, Defiance Daily Target 2x Long LMND ETF, Defiance Daily Target 2x Long ZETA ETF, Defiance Daily Target 2X Long IREN ETF, Defiance Daily Target 2X Long MP ETF, Defiance Daily Target 2X Long QS ETF and Defiance Daily Target 2X Long MRNA ETF (the “Defiance ETFs”, each, a “Fund”)

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 16, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•	the Investment Advisory Agreements (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on September 16, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also considered the Adviser and Defiance ETFs, LLC was acting as sponsor to the Defiance ETFs and each had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Defiance Daily Target 2X Short AMD ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 16, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•	the Investment Advisory Agreements (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on October 20, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the initial approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser, based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds. The Board did note that the Adviser will not receive any additional compensation for serving as investment adviser to the Defiance Leveraged Long + Income SOL and the Defiance Leveraged Long + Income XRP Cayman Subsidiaries.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also considered the Adviser and Defiance ETFs, LLC was acting as sponsor to the Defiance ETFs and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve each Agreement for an initial term of two years.

Defiance Daily Target 2x Long LUNR ETF, Defiance Daily Target 2x Long NOK ETF, Defiance Daily Target 2x Long ONDS ETF, Defiance Daily Target 2x Long PL ETF, Defiance Daily Target 2x Long RKT ETF ("Defiance ETFs")

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 15, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•	the Investment Advisory Agreements (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It was noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser, and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on December 15, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the initial approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also considered the Adviser and Defiance ETFs, LLC was acting as sponsor to the Defiance ETFs and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s, fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve each Agreement for an initial term of two years.

Defiance 2x Daily Long Pure Drone and Aerial Automation ETF and Defiance Daily Target 2x Long POET ETF (together the “Defiance ETFs”)

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 14, 2026, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•	the Investment Advisory Agreements (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund[2];

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It was noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser, and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on January 14, 2026. Among other things, the Adviser, provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s, oral presentations and any other information that the Board received at the meeting and deliberated on the initial approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also considered that the Adviser and Defiance ETFs, LLC were acting as sponsor to the Defiance ETFs, and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve each Agreement for an initial term of two years.

Defiance Pure Space Daily 2X Strategy ETF (the “New Fund”)

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 12, 2026, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•	the Investment Advisory Agreements (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the New Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It was noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds including any fall-out benefits; (iii) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 12, 2026. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the initial approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements with respect to the Return Stacked ETFs. In considering the nature, extent and quality of the services to be provided by the Adviser the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the New Fund had not yet commenced operations and that therefore there was no prior performance to review. The Board considered that the Return Stacked ETFs were relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the New Fund are new, it was difficult to estimate the profitability of each New Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds. The Board did note that the Adviser does not receive any additional compensation for serving as investment adviser.

The Board noted that because the New Fund are new, it also was difficult to estimate whether the New Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser, will provide to each Fund; and (c) agreed to approve each Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer (“PEO”) and Treasurer/Principal Financial Officer (“PFO”) evaluated the effectiveness of the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, as of a date within 90 days of the filing of this report. Based on that evaluation, the PEO and PFO concluded that the Registrant’s disclosure controls and procedures were not effective as of such date because of the material weakness in internal control over financial reporting described below.

A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

For the year ended April 30, 2025, the Registrant’s PEO and PFO identified a similar material weakness in the design and operation of controls over financial reporting relating to the classification and disclosure of total return swap activity. Although the Registrant implemented enhancements to address this material weakness during the year ended April 30, 2026, management concluded that the material weakness had not been adequately remediated as of April 30, 2026.

The material weakness relates to the design of controls over classification and disclosure of total return swap activity and related balances including amounts due to and from brokers, swap receivables and payables, cash balances, and related realized and unrealized gains and losses.

During the year ended April 30, 2026, the volume and complexity of the Funds’ total return swap activity increased significantly, including an increase in the number of Funds, swap transactions, counterparties, brokers, and variations in swap terms. The enhancements implemented during the period were not sufficient to ensure that controls operated effectively in light of this increased volume and complexity.

This material weakness would have resulted in misstatements in the classification and disclosure of amounts reported in the Funds’ initial draft Schedules of Total Return Swap Contracts, Statements of Assets and Liabilities, and Statements of Operations. The misstatements were corrected in April 30, 2026’s financial statements prior to issuance.

Management’s Remediation Plan

Management is implementing further enhancements to the Registrant’s classification and disclosure controls and procedures and internal control over financial reporting to remediate the material weakness described above. These enhancements are expected to include additional experienced personnel, enhanced management oversight of total return swap reconciliations and classification procedures, and additional procedures performed by the fund accountant relating to the completeness, accuracy, classification and presentation of total return swap activity and related broker balances.

The material weakness will not be considered remediated until the applicable controls have operated for a sufficient period of time and management has concluded, through testing, that these controls are designed and operating effectively.

(b)	During the period covered by this report, the Registrant implemented certain enhancements to its internal control over financial reporting relating to total return swap financial reporting processes, including process enhancements in response to increased swap activity, additional counterparties and brokers, additional Funds, and changes in swap terms. These enhancements were designed to strengthen the Registrant's controls over the classification and disclosure of total return swap activity. However, management concluded that these enhancements were insufficient to adequately remediate the previously identified material weakness described above. Except for these changes, there were no changes in the Registrant’s internal control over financial reporting, as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, that occurred during the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Tidal Trust II

By (Signature and Title)*		/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	July 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	July 24, 2026

By (Signature and Title)*		/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	July 24, 2026

*  Print the name and title of each signing officer under his or her signature.